MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2024

KPMG LLP

Suite 500

191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Universal Life Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise Minnesota Life Variable Universal Life Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year, the statements of changes in net assets for each of the years or periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods presented in Note 7. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2024, the results of its operations for the year, the changes in its net assets for each of the years or periods indicated in the Appendix, and the financial highlights for each of the years or periods presented in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We or our predecessor firms have served as the Separate Account's auditor since 1995.

Columbus, Ohio
March 21, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix – Minnesota Life Variable Universal Life Account

Statement of assets, liabilities, and policy owners' equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, except as denoted below.

American Funds IS® Capital World Bond Fund – Class 2 Shares (Amer Funds IS Capital World Bond Cl 2)
Statements of changes in net assets for the period from September 29, 2023 through December 31, 2023 and the year ended December 31, 2024.

American Funds IS® Global Growth Fund – Class 1 Shares (Amer Funds IS Global Growth Cl 1)

American Funds IS® New World Fund® – Class 1 Shares (Amer Funds IS New World Cl 1)

Fidelity® VIP Asset Manager Growth Portfolio – Initial Class (Fidelity VIP Asset Mgr Growth IC)

Fidelity® VIP Asset Manager Portfolio – Initial Class (Fidelity VIP Asset Mgr IC)

Fidelity® VIP Balanced Portfolio – Initial Class (Fidelity VIP Balanced IC)

Fidelity® VIP Contrafund® Portfolio – Initial Class (Fidelity VIP Contrafund IC)

Fidelity® VIP Disciplined Small Cap Portfolio – Initial Class (Fidelity VIP Dscplnd Sm Cap IC)

Fidelity® VIP Dynamic Capital Appreciation Portfolio – Initial Class (Fidelity VIP Dynamic Cap App IC)

Fidelity® VIP Emerging Markets Portfolio – Initial Class (Fidelity VIP Emerging Markets IC)

Fidelity® VIP Equity-Income Portfolio – Initial Class (Fidelity VIP Equity-Income IC)

Fidelity® VIP Freedom 2010 Portfolio – Initial Class (Fidelity VIP Freedom 2010 IC)

Fidelity® VIP Freedom 2015 Portfolio – Initial Class (Fidelity VIP Freedom 2015 IC)

Fidelity® VIP Freedom 2020 Portfolio – Initial Class (Fidelity VIP Freedom 2020 IC)

Fidelity® VIP Freedom 2025 Portfolio – Initial Class (Fidelity VIP Freedom 2025 IC)

Fidelity® VIP Freedom 2030 Portfolio – Initial Class (Fidelity VIP Freedom 2030 IC)

Fidelity® VIP Freedom 2035 Portfolio – Initial Class (Fidelity VIP Freedom 2035 IC)

Fidelity® VIP Freedom 2040 Portfolio – Initial Class (Fidelity VIP Freedom 2040 IC)

Fidelity® VIP Freedom 2045 Portfolio – Initial Class (Fidelity VIP Freedom 2045 IC)

Fidelity® VIP Freedom 2050 Portfolio – Initial Class (Fidelity VIP Freedom 2050 IC)

Fidelity® VIP Freedom Income Portfolio – Initial Class (Fidelity VIP Freedom Income IC)

Fidelity® VIP FundsManager 20% Portfolio – Service Class (Fidelity VIP Funds Mgr 20% SC)

Fidelity® VIP FundsManager 50% Portfolio – Service Class (Fidelity VIP Funds Mgr 50% SC)

Fidelity® VIP FundsManager 60% Portfolio – Service Class (Fidelity VIP Funds Mgr 60% SC)

Fidelity® VIP FundsManager 70% Portfolio – Service Class (Fidelity VIP Funds Mgr 70% SC)

Fidelity® VIP FundsManager 85% Portfolio – Service Class (Fidelity VIP Funds Mgr 85% SC)

Fidelity® VIP Government Money Market Portfolio – Initial Class (Fidelity VIP Govt Money Mkt IC)

Fidelity® VIP Growth & Income Portfolio – Initial Class (Fidelity VIP Growth & Inc IC)

Fidelity® VIP Growth Opportunities Portfolio – Initial Class (Fidelity VIP Growth Opp IC)

Fidelity® VIP Growth Portfolio – Initial Class (Fidelity VIP Growth Port IC)

Fidelity® VIP High Income Portfolio – Initial Class (Fidelity VIP High lnc IC)

Fidelity® VIP Index 500 Portfolio – Initial Class (Fidelity VIP Index 500 IC)

Fidelity® VIP International Capital Appreciation Portfolio – Initial Class (Fidelity VIP Intl Cap App IC)

Fidelity® VIP Investment Grade Bond Portfolio – Initial Class (Fidelity VIP Invest Grade IC)

Fidelity® VIP Mid Cap Portfolio – Initial Class (Fidelity VIP Mid Cap IC)

Fidelity® VIP Overseas Portfolio – Initial Class (Fidelity VIP Overseas IC)

Fidelity® VIP Real Estate Portfolio – Initial Class (Fidelity VIP Real Estate IC)

Fidelity® VIP Strategic Income Portfolio – Initial Class (Fidelity VIP Strat Income IC)

Fidelity® VIP Target Volatility – Service Class (Fidelity VIP Target Vol IC)

Fidelity® VIP Value Portfolio – Initial Class (Fidelity VIP Value IC)

Fidelity® VIP Value Strategies Portfolio – Initial Class (Fidelity VIP Value Strat IC)

Invesco V.I. Global Fund – Series I Shares (Invesco VI Global Sr I)

Invesco V.I. Main Street Small Cap Fund – Series I Shares (Invesco VI MS Sm Cap Sr I)

Janus Aspen Series – Janus Henderson Forty Portfolio – Service Shares (Janus Henderson Forty SS)

Janus Aspen Series – Janus Henderson Overseas Portfolio – Service Shares (Janus Henderson Overseas SS)

Lord Abbett Mid Cap Stock Portfolio (Lord Abbett Mid Cap Stock)

Macquarie VIP Balanced Series – Service Class Shares (Macquarie VIP Balanced Ser Cl)

Macquarie VIP Core Equity Series – Service Class Shares (Macquarie VIP Core Equity Ser Cl)

Macquarie VIP High Income Series – Service Class Shares (Macquarie VIP High Income Ser Cl)

Macquarie VIP International Core Equity Series – Service Class Shares (Macquarie VIP Intl Core Equity Ser Cl)

Macquarie VIP Science and Technology Series – Service Class Shares (Macquarie VIP Science & Tech Ser Cl)

Macquarie VIP Small Cap Growth Series – Service Class Shares (Macquarie VIP Small Cap Growth Ser Cl)

Macquarie VIP Smid Cap Core Series – Service Class Shares (Macquarie VIP Smid Cap Core Ser Cl)

Macquarie VIP Value Series – Service Class Shares (Macquarie VIP Value Ser Cl)

MFS® Emerging Markets Equity Portfolio – Initial Class (MFS Emrg Mkt Eq IC)

Appendix – Minnesota Life Variable Universal Life Account – continued

MFS® Total Return Bond Series – Initial Class (MFS Total Return Bond Ser IC)

Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares (Morningstar Balanced ETF Cl I)

Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Growth ETF Cl I)

Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares (Morningstar Inc & Gro Asset All Cl I)

Pioneer Mid Cap Value VCT Portfolio – Class I Shares (Pioneer Mid Cap Value VCT Cl I)

Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares (SFT Core Bond Cl 1)

Securian Funds Trust – SFT Core Bond Fund – Class 2 Shares (SFT Core Bond Cl 2)

Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares (SFT Index 400 MC Cl 1)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 2 Shares (SFT Index 400 MC Cl 2)

Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares (SFT Index 500 Cl 1)

Securian Funds Trust – SFT Index 500 Fund – Class 2 Shares (SFT Index 500 Cl 2)

Securian Funds Trust – SFT Macquarie Growth Fund (SFT Macquarie Growth)

Securian Funds Trust – SFT Macquarie Small Cap Growth Fund (SFT Macquarie Small Cap Growth)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares (SFT Real Estate Cl 1)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 2 Shares (SFT Real Estate Cl 2)

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares (SFT Wellington Core Equity Cl 1)

Van Eck VIP Global Resources Fund (Van Eck VIP Global Resources)

Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VIF Diversified Value)

Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VIF Total Bond Market)

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Amer Funds IS Capital World Bond Cl 2	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC
Assets
Investments at net asset value	$16,087	$108,439	$7,582	$184,901	$36,849
Receivable from Minnesota Life for policy purchase payments	–	–	–	98	67
Receivable for investments sold	1,841	730	236	–	–
Total assets	17,928	109,169	7,818	184,999	36,916
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	1,841	730	236	–	–
Payable for investments purchased	–	–	–	98	67
Total liabilities	1,841	730	236	98	67
Net assets applicable to policy owners	$16,087	$108,439	$7,582	$184,901	$36,849
Policy Owners' Equity
Total policy owners' equity	$16,087	$108,439	$7,582	$184,901	$36,849
Investment shares	1,690	2,938	284	8,029	2,240
Investments at cost	$16,678	$106,914	$7,203	$170,555	$36,617

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC
Assets
Investments at net asset value	$159,159	$2,321,362	$18,955	$30,777	$14,076
Receivable from Minnesota Life for policy purchase payments	162	–	–	–	–
Receivable for investments sold	–	3,149	–	–	–
Total assets	159,321	2,324,511	18,955	30,777	14,076
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	3,149	–	–	–
Payable for investments purchased	162	–	–	–	–
Total liabilities	162	3,149	–	–	–
Net assets applicable to policy owners	$159,159	$2,321,362	$18,955	$30,777	$14,076
Policy Owners' Equity
Total policy owners' equity	$159,159	$2,321,362	$18,955	$30,777	$14,076
Investment shares	6,467	40,065	1,010	1,530	1,226
Investments at cost	$146,978	$1,973,097	$15,766	$24,812	$12,970

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP Equity- Income IC	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC
Assets
Investments at net asset value	$709,382	$16,717	$1,527	$919	$15,186
Receivable from Minnesota Life for policy purchase payments	–	–	–	316	–
Receivable for investments sold	4,272	–	–	–	–
Total assets	713,654	16,717	1,527	1,235	15,186
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	4,272	–	–	–	–
Payable for investments purchased	–	–	–	316	–
Total liabilities	4,272	–	–	316	–
Net assets applicable to policy owners	$709,382	$16,717	$1,527	$919	$15,186
Policy Owners' Equity
Total policy owners' equity	$709,382	$16,717	$1,527	$919	$15,186
Investment shares	26,679	1,454	133	72	949
Investments at cost	$672,730	$17,385	$1,539	$950	$15,628

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC	Fidelity VIP Freedom 2040 IC	Fidelity VIP Freedom 2045 IC	Fidelity VIP Freedom 2050 IC
Assets
Investments at net asset value	$87,958	$3,518	$494	$2,628	$73,475
Receivable from Minnesota Life for policy purchase payments	191	–	–	–	39
Receivable for investments sold	–	–	–	–	–
Total assets	88,149	3,518	494	2,628	73,514
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	191	–	–	–	39
Total liabilities	191	–	–	–	39
Net assets applicable to policy owners	$87,958	$3,518	$494	$2,628	$73,475
Policy Owners' Equity
Total policy owners' equity	$87,958	$3,518	$494	$2,628	$73,475
Investment shares	5,367	126	18	94	2,928
Investments at cost	$85,393	$3,655	$514	$2,676	$62,819

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC
Assets
Investments at net asset value	$7,109	$6,040	$34	$47	$962
Receivable from Minnesota Life for policy purchase payments	–	–	–	–	–
Receivable for investments sold	–	–	–	–	–
Total assets	7,109	6,040	34	47	962
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	–	–	–	–	–
Total liabilities	–	–	–	–	–
Net assets applicable to policy owners	$7,109	$6,040	$34	$47	$962
Policy Owners' Equity
Total policy owners' equity	$7,109	$6,040	$34	$47	$962
Investment shares	644	568	3	5	72
Investments at cost	$7,589	$6,093	$35	$48	$992

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC	Fidelity VIP Growth Port IC
Assets
Investments at net asset value	$112,865	$326,754	$189,351	$511,575	$1,317,328
Receivable from Minnesota Life for policy purchase payments	–	287	279	1,247	1,094
Receivable for investments sold	1	–	–	–	–
Total assets	112,866	327,041	189,630	512,822	1,318,422
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	1	–	–	–	–
Payable for investments purchased	–	287	279	1,247	1,094
Total liabilities	1	287	279	1,247	1,094
Net assets applicable to policy owners	$112,865	$326,754	$189,351	$511,575	$1,317,328
Policy Owners' Equity
Total policy owners' equity	$112,865	$326,754	$189,351	$511,575	$1,317,328
Investment shares	8,311	326,754	6,198	6,164	13,589
Investments at cost	$87,486	$326,754	$180,821	$354,601	$1,243,996

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP High lnc IC	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC
Assets
Investments at net asset value	$86,405	$1,067,671	$39,658	$269,297	$1,001,125
Receivable from Minnesota Life for policy purchase payments	–	73	–	140	669
Receivable for investments sold	2,303	–	–	–	–
Total assets	88,708	1,067,744	39,658	269,437	1,001,794
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	2,303	–	–	–	–
Payable for investments purchased	–	73	–	140	669
Total liabilities	2,303	73	–	140	669
Net assets applicable to policy owners	$86,405	$1,067,671	$39,658	$269,297	$1,001,125
Policy Owners' Equity
Total policy owners' equity	$86,405	$1,067,671	$39,658	$269,297	$1,001,125
Investment shares	18,306	1,875	1,742	24,526	26,654
Investments at cost	$87,233	$822,697	$40,125	$294,641	$979,150

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC
Assets
Investments at net asset value	$270,426	$31,457	$82,617	$9,750	$166,175
Receivable from Minnesota Life for policy purchase payments	716	–	15	–	22
Receivable for investments sold	–	–	–	–	–
Total assets	271,142	31,457	82,632	9,750	166,197
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	–	–
Payable for investments purchased	716	–	15	–	22
Total liabilities	716	–	15	–	22
Net assets applicable to policy owners	$270,426	$31,457	$82,617	$9,750	$166,175
Policy Owners' Equity
Total policy owners' equity	$270,426	$31,457	$82,617	$9,750	$166,175
Investment shares	10,617	1,780	7,707	786	8,746
Investments at cost	$275,845	$30,228	$84,538	$9,711	$155,826

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP Value Strat IC	Invesco VI Global Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Forty SS	Janus Henderson Overseas SS
Assets
Investments at net asset value	$12,781	$33,142	$37,455	$234,402	$219,426
Receivable from Minnesota Life for policy purchase payments	24	–	–	–	–
Receivable for investments sold	–	–	–	1,676	3,169
Total assets	12,805	33,142	37,455	236,078	222,595
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	1,676	3,169
Payable for investments purchased	24	–	–	–	–
Total liabilities	24	–	–	1,676	3,169
Net assets applicable to policy owners	$12,781	$33,142	$37,455	$234,402	$219,426
Policy Owners' Equity
Total policy owners' equity	$12,781	$33,142	$37,455	$234,402	$219,426
Investment shares	824	828	1,281	4,591	5,253
Investments at cost	$13,882	$29,619	$33,192	$197,909	$213,426

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Lord Abbett Mid Cap Stock	Macquarie VIP Balanced Ser Cl	Macquarie VIP Core Equity Ser Cl	Macquarie VIP High Income Ser Cl	Macquarie VIP Intl Core Equity Ser Cl
Assets
Investments at net asset value	$42,878	$2,545,740	$124,799	$9,136	$175,124
Receivable from Minnesota Life for policy purchase payments	–	–	–	–	–
Receivable for investments sold	–	14,083	2,694	44	4,566
Total assets	42,878	2,559,823	127,493	9,180	179,690
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	14,083	2,694	44	4,566
Payable for investments purchased	–	–	–	–	–
Total liabilities	–	14,083	2,694	44	4,566
Net assets applicable to policy owners	$42,878	$2,545,740	$124,799	$9,136	$175,124
Policy Owners' Equity
Total policy owners' equity	$42,878	$2,545,740	$124,799	$9,136	$175,124
Investment shares	1,621	413,269	8,697	3,118	10,601
Investments at cost	$44,076	$2,514,670	$107,271	$9,181	$164,518

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	Macquarie VIP Science & Tech Ser Cl	Macquarie VIP Small Cap Growth Ser Cl	Macquarie VIP Smid Cap Core Ser Cl	Macquarie VIP Value Ser Cl	MFS Emrg Mkt Eq IC
Assets
Investments at net asset value	$33,244	$64,858	$205,201	$333,930	$7,899
Receivable from Minnesota Life for policy purchase payments	–	–	–	–	–
Receivable for investments sold	–	736	1,788	4,368	–
Total assets	33,244	65,594	206,989	338,298	7,899
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	736	1,788	4,368	–
Payable for investments purchased	–	–	–	–	–
Total liabilities	–	736	1,788	4,368	–
Net assets applicable to policy owners	$33,244	$64,858	$205,201	$333,930	$7,899
Policy Owners' Equity
Total policy owners' equity	$33,244	$64,858	$205,201	$333,930	$7,899
Investment shares	1,143	9,872	15,664	71,353	582
Investments at cost	$30,198	$59,907	$179,515	$382,168	$8,006

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I
Assets
Investments at net asset value	$1,984	$73,575	$88,905	$1,053	$7,194
Receivable from Minnesota Life for policy purchase payments	–	363	402	–	–
Receivable for investments sold	–	–	–	10	–
Total assets	1,984	73,938	89,307	1,063	7,194
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	–	–	10	–
Payable for investments purchased	–	363	402	–	–
Total liabilities	–	363	402	10	–
Net assets applicable to policy owners	$1,984	$73,575	$88,905	$1,053	$7,194
Policy Owners' Equity
Total policy owners' equity	$1,984	$73,575	$88,905	$1,053	$7,194
Investment shares	172	6,701	7,028	110	629
Investments at cost	$2,017	$72,425	$82,696	$1,057	$7,163

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	SFT Core Bond Cl 1	SFT Core Bond Cl 2	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2
Assets
Investments at net asset value	$23,528	$28,743,229	$840,848	$4,445	$8,713,631
Receivable from Minnesota Life for policy purchase payments	–	–	–	–	–
Receivable for investments sold	–	100,386	74,154	–	25,928
Total assets	23,528	28,843,615	915,002	4,445	8,739,559
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	100,386	74,154	–	25,928
Payable for investments purchased	–	–	–	–	–
Total liabilities	–	100,386	74,154	–	25,928
Net assets applicable to policy owners	$23,528	$28,743,229	$840,848	$4,445	$8,713,631
Policy Owners' Equity
Total policy owners' equity	$23,528	$28,743,229	$840,848	$4,445	$8,713,631
Investment shares	9,299	11,825,472	840,848	500	1,020,665
Investments at cost	$23,319	$29,381,973	$840,848	$4,410	$4,505,744

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	SFT Index 500 Cl 1	SFT Index 500 Cl 2	SFT Macquarie Growth	SFT Macquarie Small Cap Growth	SFT Real Estate Cl 1
Assets
Investments at net asset value	$150,912	$60,441,737	$1,185,122	$94,613	$33,516
Receivable from Minnesota Life for policy purchase payments	–	–	–	–	–
Receivable for investments sold	–	117,058	9,093	2,518	–
Total assets	150,912	60,558,795	1,194,215	97,131	33,516
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	–	117,058	9,093	2,518	–
Payable for investments purchased	–	–	–	–	–
Total liabilities	–	117,058	9,093	2,518	–
Net assets applicable to policy owners	$150,912	$60,441,737	$1,185,122	$94,613	$33,516
Policy Owners' Equity
Total policy owners' equity	$150,912	$60,441,737	$1,185,122	$94,613	$33,516
Investment shares	5,817	2,424,447	25,574	3,758	4,769
Investments at cost	$87,435	$34,560,426	$582,724	$82,392	$28,185

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2024

	Segregated Sub-Accounts*
	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1	Van Eck VIP Global Resources	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Assets
Investments at net asset value	$91,424	$231,813	$9,480	$34,361	$7,587
Receivable from Minnesota Life for policy purchase payments	–	–	–	–	–
Receivable for investments sold	1,483	3,333	–	445	300
Total assets	92,907	235,146	9,480	34,806	7,887
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	1,483	3,333	–	445	300
Payable for investments purchased	–	–	–	–	–
Total liabilities	1,483	3,333	–	445	300
Net assets applicable to policy owners	$91,424	$231,813	$9,480	$34,361	$7,587
Policy Owners' Equity
Total policy owners' equity	$91,424	$231,813	$9,480	$34,361	$7,587
Investment shares	13,539	6,833	377	2,064	725
Investments at cost	$86,287	$169,455	$10,004	$33,237	$7,590

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	Amer Funds IS Capital World Bond Cl 2	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC
Net investment income (loss)
Dividend income	$389	$1,901	$122	$3,251	$896
Mortality, expense, and administrative charges (Note 3)	(67)	(280)	(35)	(478)	(94)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	322	1,621	87	2,773	802
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	2,944	32	2,269	240
Net realized gain (loss) on shares redeemed	298	921	500	11,894	3,344
Net change in unrealized appreciation (depreciation) on investments	(1,228)	7,573	(201)	2,052	(1,379)
Net gains (losses) on investments	(930)	11,438	331	16,215	2,205
Net increase (decrease) in net assets resulting from operations	$(608)	$13,059	$418	$18,988	$3,007
	Segregated Sub-Accounts*
	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC
Net investment income (loss)
Dividend income	$2,598	$4,046	$189	$62	$198
Mortality, expense, and administrative charges (Note 3)	(359)	(5,418)	(46)	(72)	(35)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	2,239	(1,372)	143	(10)	163
Net realized and unrealized gains (losses) on investments
Capital gain distributions	4,417	258,287	105	1,184	–
Net realized gain (loss) on shares redeemed	13,680	66,399	1,669	2,431	194
Net change in unrealized appreciation (depreciation) on investments	(372)	271,005	901	2,608	860
Net gains (losses) on investments	17,725	595,691	2,675	6,223	1,054
Net increase (decrease) in net assets resulting from operations	$19,964	$594,319	$2,818	$6,213	$1,217

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP Equity- Income IC	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC
Net investment income (loss)
Dividend income	$12,275	$598	$49	$36	$220
Mortality, expense, and administrative charges (Note 3)	(2,456)	(41)	(4)	(5)	(28)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	9,819	557	45	31	192
Net realized and unrealized gains (losses) on investments
Capital gain distributions	39,798	14	49	109	16
Net realized gain (loss) on shares redeemed	20,653	(730)	76	330	1,496
Net change in unrealized appreciation (depreciation) on investments	16,231	955	(67)	(302)	(994)
Net gains (losses) on investments	76,682	239	58	137	518
Net increase (decrease) in net assets resulting from operations	$86,501	$796	$103	$168	$710
	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC	Fidelity VIP Freedom 2040 IC	Fidelity VIP Freedom 2045 IC	Fidelity VIP Freedom 2050 IC
Net investment income (loss)
Dividend income	$1,867	$83	$6	$31	$952
Mortality, expense, and administrative charges (Note 3)	(162)	(12)	(1)	(7)	(188)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	1,705	71	5	24	764
Net realized and unrealized gains (losses) on investments
Capital gain distributions	187	75	15	51	1,405
Net realized gain (loss) on shares redeemed	3,355	776	187	532	3,104
Net change in unrealized appreciation (depreciation) on investments	(1,229)	(484)	(80)	(248)	4,109
Net gains (losses) on investments	2,313	367	122	335	8,618
Net increase (decrease) in net assets resulting from operations	$4,018	$438	$127	$359	$9,382

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC
Net investment income (loss)
Dividend income	$260	$219	$1	$1	$17
Mortality, expense, and administrative charges (Note 3)	(18)	(17)	–	–	(1)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	242	202	1	1	16
Net realized and unrealized gains (losses) on investments
Capital gain distributions	4	–	–	–	–
Net realized gain (loss) on shares redeemed	(102)	308	1	3	149
Net change in unrealized appreciation (depreciation) on investments	134	(128)	(1)	(2)	(88)
Net gains (losses) on investments	36	180	–	1	61
Net increase (decrease) in net assets resulting from operations	$278	$382	$1	$2	$77
	Segregated Sub-Accounts*
	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC	Fidelity VIP Growth Port IC
Net investment income (loss)
Dividend income	$1,497	$15,820	$2,526	$–	$11
Mortality, expense, and administrative charges (Note 3)	(286)	(799)	(468)	(1,149)	(3,341)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	1,211	15,021	2,058	(1,149)	(3,330)
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	11,562	–	272,897
Net realized gain (loss) on shares redeemed	3,361	–	23,269	60,356	111,754
Net change in unrealized appreciation (depreciation) on investments	8,486	–	(719)	84,864	(40,889)
Net gains (losses) on investments	11,847	–	34,112	145,220	343,762
Net increase (decrease) in net assets resulting from operations	$13,058	$15,021	$36,170	$144,071	$340,432

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP High lnc IC	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC
Net investment income (loss)
Dividend income	$4,952	$12,490	$272	$9,172	$5,184
Mortality, expense, and administrative charges (Note 3)	(229)	(2,455)	(98)	(618)	(2,516)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	4,723	10,035	174	8,554	2,668
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	600	–	–	122,484
Net realized gain (loss) on shares redeemed	3,763	47,073	7,032	(9,886)	40,456
Net change in unrealized appreciation (depreciation) on investments	(1,507)	150,824	(4,401)	4,572	(6,702)
Net gains (losses) on investments	2,256	198,497	2,631	(5,314)	156,238
Net increase (decrease) in net assets resulting from operations	$6,979	$208,532	$2,805	$3,240	$158,906
	Segregated Sub-Accounts*
	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC
Net investment income (loss)
Dividend income	$4,491	$1,220	$2,948	$189	$2,118
Mortality, expense, and administrative charges (Note 3)	(702)	(70)	(201)	(23)	(405)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	3,789	1,150	2,747	166	1,713
Net realized and unrealized gains (losses) on investments
Capital gain distributions	12,415	–	–	90	16,246
Net realized gain (loss) on shares redeemed	31,723	985	(867)	–	6,345
Net change in unrealized appreciation (depreciation) on investments	(35,296)	(292)	2,633	610	(7,393)
Net gains (losses) on investments	8,842	693	1,766	700	15,198
Net increase (decrease) in net assets resulting from operations	$12,631	$1,843	$4,513	$866	$16,911

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	Fidelity VIP Value Strat IC	Invesco VI Global Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Forty SS	Janus Henderson Overseas SS
Net investment income (loss)
Dividend income	$125	$–	$–	$21	$2,936
Mortality, expense, and administrative charges (Note 3)	(32)	–	–	(812)	(745)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	93	–	–	(791)	2,191
Net realized and unrealized gains (losses) on investments
Capital gain distributions	1,723	5,832	1,292	12,831	–
Net realized gain (loss) on shares redeemed	1,525	1,025	1,108	8,978	4,912
Net change in unrealized appreciation (depreciation) on investments	(2,189)	8,142	1,734	35,386	(1,011)
Net gains (losses) on investments	1,059	14,999	4,134	57,195	3,901
Net increase (decrease) in net assets resulting from operations	$1,152	$14,999	$4,134	$56,404	$6,092
	Segregated Sub-Accounts*
	Lord Abbett Mid Cap Stock	Macquarie VIP Balanced Ser Cl	Macquarie VIP Core Equity Ser Cl	Macquarie VIP High Income Ser Cl	Macquarie VIP Intl Core Equity Ser Cl
Net investment income (loss)
Dividend income	$178	$31,675	$410	$548	$2,233
Mortality, expense, and administrative charges (Note 3)	(15)	(11,589)	(400)	(25)	(698)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	163	20,086	10	523	1,535
Net realized and unrealized gains (losses) on investments
Capital gain distributions	4,099	–	12,024	–	404
Net realized gain (loss) on shares redeemed	13,383	(72,438)	6,964	(320)	11,698
Net change in unrealized appreciation (depreciation) on investments	(5,316)	391,716	6,926	300	(5,686)
Net gains (losses) on investments	12,166	319,278	25,914	(20)	6,416
Net increase (decrease) in net assets resulting from operations	$12,329	$339,364	$25,924	$503	$7,951

*  See Note 1 for the full name of each segregated Sub-Account.
(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	Macquarie VIP Science & Tech Ser Cl	Macquarie VIP Small Cap Growth Ser Cl	Macquarie VIP Smid Cap Core Ser Cl	Macquarie VIP Value Ser Cl	MFS Emrg Mkt Eq IC
Net investment income (loss)
Dividend income	$–	$–	$567	$6,059	$156
Mortality, expense, and administrative charges (Note 3)	–	(258)	(627)	(1,769)	–
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	–	(258)	(60)	4,290	156
Net realized and unrealized gains (losses) on investments
Capital gain distributions	838	–	317	42,278	–
Net realized gain (loss) on shares redeemed	7,999	115	(7,924)	(7,814)	650
Net change in unrealized appreciation (depreciation) on investments	(1,640)	8,121	32,450	(14,123)	(376)
Net gains (losses) on investments	7,197	8,236	24,843	20,341	274
Net increase (decrease) in net assets resulting from operations	$7,197	$7,978	$24,783	$24,631	$430
	Segregated Sub-Accounts*
	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I
Net investment income (loss)
Dividend income	$78	$1,468	$1,450	$22	$48
Mortality, expense, and administrative charges (Note 3)	–	(208)	(207)	(1)	–
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	78	1,260	1,243	21	48
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	689	1,720	6	146
Net realized gain (loss) on shares redeemed	(96)	744	(207)	47	914
Net change in unrealized appreciation (depreciation) on investments	62	4,642	6,822	(17)	(665)
Net gains (losses) on investments	(34)	6,075	8,335	36	395
Net increase (decrease) in net assets resulting from operations	$44	$7,335	$9,578	$57	$443

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	SFT Core Bond Cl 1	SFT Core Bond Cl 2	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2
Net investment income (loss)
Dividend income	$–	$–	$34,190	$–	$–
Mortality, expense, and administrative charges (Note 3)	(7)	(2,001)	(1,445)	–	(1,926)
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(7)	(2,001)	32,745	–	(1,926)
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	–
Net realized gain (loss) on shares redeemed	291	100,912	–	703	601,850
Net change in unrealized appreciation (depreciation) on investments	(60)	149,808	–	(261)	505,404
Net gains (losses) on investments	231	250,720	–	442	1,107,254
Net increase (decrease) in net assets resulting from operations	$224	$248,719	$32,745	$442	$1,105,328
	Segregated Sub-Accounts*
	SFT Index 500 Cl 1	SFT Index 500 Cl 2	SFT Macquarie Growth	SFT Macquarie Small Cap Growth	SFT Real Estate Cl 1
Net investment income (loss)
Dividend income	$–	$–	$–	$–	$–
Mortality, expense, and administrative charges (Note 3)	(160)	(110,432)	(5,176)	(349)	–
Fees waived (Note 3)	–	–	–	–	–
Net investment income (loss)	(160)	(110,432)	(5,176)	(349)	–
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	–	–
Net realized gain (loss) on shares redeemed	83,382	3,470,516	65,605	3,008	1,265
Net change in unrealized appreciation (depreciation) on investments	(25,882)	7,921,459	164,934	9,279	766
Net gains (losses) on investments	57,500	11,391,975	230,539	12,287	2,031
Net increase (decrease) in net assets resulting from operations	$57,340	$11,281,543	$225,363	$11,938	$2,031

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Operations

Year ended December 31, 2024

	Segregated Sub-Accounts*
	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1	Van Eck VIP Global Resources	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Net investment income (loss)
Dividend income	$–	$–	$192	$297	$190
Mortality, expense, and administrative charges (Note 3)	(295)	(1,153)	–	(88)	(19)
Fees waived (Note 3)	–	498	–	–	–
Net investment income (loss)	(295)	(655)	192	209	171
Net realized and unrealized gains (losses) on investments
Capital gain distributions	–	–	–	1,074	–
Net realized gain (loss) on shares redeemed	(139)	19,538	52	1,208	71
Net change in unrealized appreciation (depreciation) on investments	5,708	31,859	(462)	80	(190)
Net gains (losses) on investments	5,569	51,397	(410)	2,362	(119)
Net increase (decrease) in net assets resulting from operations	$5,274	$50,742	$(218)	$2,571	$52

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Amer Funds IS Capital World Bond Cl 2(a)	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$(4)	$766	$71	$2,889	$791
Net realized gains (losses) on investments	91	8,068	414	(26,195)	(4,591)
Net change in unrealized appreciation (depreciation) on investments	636	9,501	443	52,411	9,171
Net increase (decrease) in net assets resulting from operations	723	18,335	928	29,105	5,371
Policy transactions (Notes 3 and 6)
Policy purchase payments	18,963	18,355	3,759	81,983	37,235
Policy terminations, withdrawal payments and charges	(2,414)	(22,797)	(4,283)	(125,692)	(58,826)
Increase (decrease) in net assets from policy transactions	16,549	(4,442)	(524)	(43,709)	(21,591)
Increase (decrease) in net assets	17,272	13,893	404	(14,604)	(16,220)
Net assets at the beginning of year or period	–	82,249	6,099	210,123	55,600
Net assets at the end of year or period	$17,272	$96,142	$6,503	$195,519	$39,380
Year ended December 31, 2024
Operations
Net investment income (loss)	$322	$1,621	$87	$2,773	$802
Net realized gains (losses) on investments	298	3,865	532	14,163	3,584
Net change in unrealized appreciation (depreciation) on investments	(1,228)	7,573	(201)	2,052	(1,379)
Net increase (decrease) in net assets resulting from operations	(608)	13,059	418	18,988	3,007
Policy transactions (Notes 3 and 6)
Policy purchase payments	22,316	17,831	3,616	76,048	33,858
Policy terminations, withdrawal payments and charges	(22,893)	(18,593)	(2,955)	(105,654)	(39,396)
Increase (decrease) in net assets from policy transactions	(577)	(762)	661	(29,606)	(5,538)
Increase (decrease) in net assets	(1,185)	12,297	1,079	(10,618)	(2,531)
Net assets at the beginning of year	17,272	96,142	6,503	195,519	39,380
Net assets at the end of year	$16,087	$108,439	$7,582	$184,901	$36,849

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$2,022	$3,825	$141	$53	$253
Net realized gains (losses) on investments	(9,435)	61,073	(2,464)	(2,329)	(2,133)
Net change in unrealized appreciation (depreciation) on investments	33,881	412,012	5,674	9,406	3,065
Net increase (decrease) in net assets resulting from operations	26,468	476,910	3,351	7,130	1,185
Policy transactions (Notes 3 and 6)
Policy purchase payments	77,654	381,037	7,296	9,783	4,877
Policy terminations, withdrawal payments and charges	(106,336)	(616,000)	(7,690)	(33,765)	(5,960)
Increase (decrease) in net assets from policy transactions	(28,682)	(234,963)	(394)	(23,982)	(1,083)
Increase (decrease) in net assets	(2,214)	241,947	2,957	(16,852)	102
Net assets at the beginning of year or period	143,785	1,577,017	16,301	42,299	13,202
Net assets at the end of year or period	$141,571	$1,818,964	$19,258	$25,447	$13,304
Year ended December 31, 2024
Operations
Net investment income (loss)	$2,239	$(1,372)	$143	$(10)	$163
Net realized gains (losses) on investments	18,097	324,686	1,774	3,615	194
Net change in unrealized appreciation (depreciation) on investments	(372)	271,005	901	2,608	860
Net increase (decrease) in net assets resulting from operations	19,964	594,319	2,818	6,213	1,217
Policy transactions (Notes 3 and 6)
Policy purchase payments	82,503	377,197	6,848	10,155	5,306
Policy terminations, withdrawal payments and charges	(84,879)	(469,118)	(9,969)	(11,038)	(5,751)
Increase (decrease) in net assets from policy transactions	(2,376)	(91,921)	(3,121)	(883)	(445)
Increase (decrease) in net assets	17,588	502,398	(303)	5,330	772
Net assets at the beginning of year	141,571	1,818,964	19,258	25,447	13,304
Net assets at the end of year	$159,159	$2,321,362	$18,955	$30,777	$14,076

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Fidelity VIP Equity- Income IC	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$8,729	$557	$48	$143	$212
Net realized gains (losses) on investments	5,507	202	31	42	994
Net change in unrealized appreciation (depreciation) on investments	43,520	539	54	472	274
Net increase (decrease) in net assets resulting from operations	57,756	1,298	133	657	1,480
Policy transactions (Notes 3 and 6)
Policy purchase payments	131,810	3,929	2,737	11,834	33,354
Policy terminations, withdrawal payments and charges	(197,695)	(3,689)	(2,703)	(12,464)	(34,618)
Increase (decrease) in net assets from policy transactions	(65,885)	240	34	(630)	(1,264)
Increase (decrease) in net assets	(8,129)	1,538	167	27	216
Net assets at the beginning of year or period	607,358	14,142	1,213	5,696	14,220
Net assets at the end of year or period	$599,229	$15,680	$1,380	$5,723	$14,436
Year ended December 31, 2024
Operations
Net investment income (loss)	$9,819	$557	$45	$31	$192
Net realized gains (losses) on investments	60,451	(716)	125	439	1,512
Net change in unrealized appreciation (depreciation) on investments	16,231	955	(67)	(302)	(994)
Net increase (decrease) in net assets resulting from operations	86,501	796	103	168	710
Policy transactions (Notes 3 and 6)
Policy purchase payments	199,336	4,292	1,732	2,557	29,894
Policy terminations, withdrawal payments and charges	(175,684)	(4,051)	(1,688)	(7,529)	(29,854)
Increase (decrease) in net assets from policy transactions	23,652	241	44	(4,972)	40
Increase (decrease) in net assets	110,153	1,037	147	(4,804)	750
Net assets at the beginning of year	599,229	15,680	1,380	5,723	14,436
Net assets at the end of year	$709,382	$16,717	$1,527	$919	$15,186

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC	Fidelity VIP Freedom 2040 IC	Fidelity VIP Freedom 2045 IC	Fidelity VIP Freedom 2050 IC
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$1,101	$79	$12	$32	$786
Net realized gains (losses) on investments	(4,047)	379	82	206	676
Net change in unrealized appreciation (depreciation) on investments	9,383	333	72	210	6,478
Net increase (decrease) in net assets resulting from operations	6,437	791	166	448	7,940
Policy transactions (Notes 3 and 6)
Policy purchase payments	28,404	16,611	6,636	5,460	72,927
Policy terminations, withdrawal payments and charges	(23,296)	(16,766)	(6,508)	(5,330)	(11,402)
Increase (decrease) in net assets from policy transactions	5,108	(155)	128	130	61,525
Increase (decrease) in net assets	11,545	636	294	578	69,465
Net assets at the beginning of year or period	42,663	4,911	1,027	2,239	2,887
Net assets at the end of year or period	$54,208	$5,547	$1,321	$2,817	$72,352
Year ended December 31, 2024
Operations
Net investment income (loss)	$1,705	$71	$5	$24	$764
Net realized gains (losses) on investments	3,542	851	202	583	4,509
Net change in unrealized appreciation (depreciation) on investments	(1,229)	(484)	(80)	(248)	4,109
Net increase (decrease) in net assets resulting from operations	4,018	438	127	359	9,382
Policy transactions (Notes 3 and 6)
Policy purchase payments	52,794	17,016	4,693	5,388	8,552
Policy terminations, withdrawal payments and charges	(23,062)	(19,483)	(5,647)	(5,936)	(16,811)
Increase (decrease) in net assets from policy transactions	29,732	(2,467)	(954)	(548)	(8,259)
Increase (decrease) in net assets	33,750	(2,029)	(827)	(189)	1,123
Net assets at the beginning of year	54,208	5,547	1,321	2,817	72,352
Net assets at the end of year	$87,958	$3,518	$494	$2,628	$73,475

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$265	$226	$1	$1	$15
Net realized gains (losses) on investments	(150)	25	20	2	42
Net change in unrealized appreciation (depreciation) on investments	366	161	39	1	68
Net increase (decrease) in net assets resulting from operations	481	412	60	4	125
Policy transactions (Notes 3 and 6)
Policy purchase payments	929	7,372	870	234	3,307
Policy terminations, withdrawal payments and charges	(985)	(5,370)	(1,682)	(225)	(3,304)
Increase (decrease) in net assets from policy transactions	(56)	2,002	(812)	9	3
Increase (decrease) in net assets	425	2,414	(752)	13	128
Net assets at the beginning of year or period	6,464	4,279	785	31	753
Net assets at the end of year or period	$6,889	$6,693	$33	$44	$881
Year ended December 31, 2024
Operations
Net investment income (loss)	$242	$202	$1	$1	$16
Net realized gains (losses) on investments	(98)	308	1	3	149
Net change in unrealized appreciation (depreciation) on investments	134	(128)	(1)	(2)	(88)
Net increase (decrease) in net assets resulting from operations	278	382	1	2	77
Policy transactions (Notes 3 and 6)
Policy purchase payments	888	6,448	313	297	3,307
Policy terminations, withdrawal payments and charges	(946)	(7,483)	(313)	(296)	(3,303)
Increase (decrease) in net assets from policy transactions	(58)	(1,035)	–	1	4
Increase (decrease) in net assets	220	(653)	1	3	81
Net assets at the beginning of year	6,889	6,693	33	44	881
Net assets at the end of year	$7,109	$6,040	$34	$47	$962

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC	Fidelity VIP Growth Port IC
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$1,402	$15,096	$2,355	$(854)	$(1,358)
Net realized gains (losses) on investments	1,461	–	11,905	(90,355)	(67,645)
Net change in unrealized appreciation (depreciation) on investments	14,101	–	14,846	219,204	404,841
Net increase (decrease) in net assets resulting from operations	16,964	15,096	29,106	127,995	335,838
Policy transactions (Notes 3 and 6)
Policy purchase payments	12,666	220,204	133,470	166,887	392,870
Policy terminations, withdrawal payments and charges	(18,485)	(227,325)	(145,983)	(192,728)	(550,166)
Increase (decrease) in net assets from policy transactions	(5,819)	(7,121)	(12,513)	(25,841)	(157,296)
Increase (decrease) in net assets	11,145	7,975	16,593	102,154	178,542
Net assets at the beginning of year or period	100,005	333,101	167,802	297,726	1,012,233
Net assets at the end of year or period	$111,150	$341,076	$184,395	$399,880	$1,190,775
Year ended December 31, 2024
Operations
Net investment income (loss)	$1,211	$15,021	$2,058	$(1,149)	$(3,330)
Net realized gains (losses) on investments	3,361	–	34,831	60,356	384,651
Net change in unrealized appreciation (depreciation) on investments	8,486	–	(719)	84,864	(40,889)
Net increase (decrease) in net assets resulting from operations	13,058	15,021	36,170	144,071	340,432
Policy transactions (Notes 3 and 6)
Policy purchase payments	3,755	179,742	117,183	162,629	370,900
Policy terminations, withdrawal payments and charges	(15,098)	(209,085)	(148,397)	(195,005)	(584,779)
Increase (decrease) in net assets from policy transactions	(11,343)	(29,343)	(31,214)	(32,376)	(213,879)
Increase (decrease) in net assets	1,715	(14,322)	4,956	111,695	126,553
Net assets at the beginning of year	111,150	341,076	184,395	399,880	1,190,775
Net assets at the end of year	$112,865	$326,754	$189,351	$511,575	$1,317,328

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Fidelity VIP High lnc IC	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$4,143	$10,419	$45	$5,626	$3,184
Net realized gains (losses) on investments	(5,356)	86,741	2,915	(14,900)	(112,931)
Net change in unrealized appreciation (depreciation) on investments	9,594	93,753	4,991	22,876	243,280
Net increase (decrease) in net assets resulting from operations	8,381	190,913	7,951	13,602	133,533
Policy transactions (Notes 3 and 6)
Policy purchase payments	81,252	256,185	38,919	46,048	375,688
Policy terminations, withdrawal payments and charges	(105,058)	(374,049)	(42,441)	(55,211)	(459,667)
Increase (decrease) in net assets from policy transactions	(23,806)	(117,864)	(3,522)	(9,163)	(83,979)
Increase (decrease) in net assets	(15,425)	73,049	4,429	4,439	49,554
Net assets at the beginning of year or period	97,066	799,173	29,286	236,329	936,722
Net assets at the end of year or period	$81,641	$872,222	$33,715	$240,768	$986,276
Year ended December 31, 2024
Operations
Net investment income (loss)	$4,723	$10,035	$174	$8,554	$2,668
Net realized gains (losses) on investments	3,763	47,673	7,032	(9,886)	162,940
Net change in unrealized appreciation (depreciation) on investments	(1,507)	150,824	(4,401)	4,572	(6,702)
Net increase (decrease) in net assets resulting from operations	6,979	208,532	2,805	3,240	158,906
Policy transactions (Notes 3 and 6)
Policy purchase payments	83,505	273,550	47,004	64,950	372,428
Policy terminations, withdrawal payments and charges	(85,720)	(286,633)	(43,866)	(39,661)	(516,485)
Increase (decrease) in net assets from policy transactions	(2,215)	(13,083)	3,138	25,289	(144,057)
Increase (decrease) in net assets	4,764	195,449	5,943	28,529	14,849
Net assets at the beginning of year	81,641	872,222	33,715	240,768	986,276
Net assets at the end of year	$86,405	$1,067,671	$39,658	$269,297	$1,001,125

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$1,917	$551	$3,136	$169	$1,391
Net realized gains (losses) on investments	(21,999)	(4,078)	(11,369)	(16)	10,414
Net change in unrealized appreciation (depreciation) on investments	67,807	6,430	18,201	948	12,886
Net increase (decrease) in net assets resulting from operations	47,725	2,903	9,968	1,101	24,691
Policy transactions (Notes 3 and 6)
Policy purchase payments	161,456	18,818	14,057	–	20,349
Policy terminations, withdrawal payments and charges	(190,536)	(22,388)	(123,642)	(113)	(26,398)
Increase (decrease) in net assets from policy transactions	(29,080)	(3,570)	(109,585)	(113)	(6,049)
Increase (decrease) in net assets	18,645	(667)	(99,617)	988	18,642
Net assets at the beginning of year or period	249,703	27,278	177,748	8,005	129,442
Net assets at the end of year or period	$268,348	$26,611	$78,131	$8,993	$148,084
Year ended December 31, 2024
Operations
Net investment income (loss)	$3,789	$1,150	$2,747	$166	$1,713
Net realized gains (losses) on investments	44,138	985	(867)	90	22,591
Net change in unrealized appreciation (depreciation) on investments	(35,296)	(292)	2,633	610	(7,393)
Net increase (decrease) in net assets resulting from operations	12,631	1,843	4,513	866	16,911
Policy transactions (Notes 3 and 6)
Policy purchase payments	149,116	21,582	13,488	–	23,227
Policy terminations, withdrawal payments and charges	(159,669)	(18,579)	(13,515)	(109)	(22,047)
Increase (decrease) in net assets from policy transactions	(10,553)	3,003	(27)	(109)	1,180
Increase (decrease) in net assets	2,078	4,846	4,486	757	18,091
Net assets at the beginning of year	268,348	26,611	78,131	8,993	148,084
Net assets at the end of year	$270,426	$31,457	$82,617	$9,750	$166,175

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Fidelity VIP Value Strat IC	Invesco VI Global Sr I	Invesco VI MS Sm Cap Sr I	Janus Henderson Forty SS	Janus Henderson Overseas SS
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$89	$203	$354	$(575)	$1,967
Net realized gains (losses) on investments	1,886	6,308	522	(2,661)	22,408
Net change in unrealized appreciation (depreciation) on investments	2,535	19,028	4,258	81,021	(5,279)
Net increase (decrease) in net assets resulting from operations	4,510	25,539	5,134	77,785	19,096
Policy transactions (Notes 3 and 6)
Policy purchase payments	9,894	12,813	4,321	22,032	36,067
Policy terminations, withdrawal payments and charges	(37,276)	(13,473)	(5,730)	(27,875)	(100,894)
Increase (decrease) in net assets from policy transactions	(27,382)	(660)	(1,409)	(5,843)	(64,827)
Increase (decrease) in net assets	(22,872)	24,879	3,725	71,942	(45,731)
Net assets at the beginning of year or period	35,894	74,126	29,120	200,293	197,671
Net assets at the end of year or period	$13,022	$99,005	$32,845	$272,235	$151,940
Year ended December 31, 2024
Operations
Net investment income (loss)	$93	$–	$–	$(791)	$2,191
Net realized gains (losses) on investments	3,248	6,857	2,400	21,809	4,912
Net change in unrealized appreciation (depreciation) on investments	(2,189)	8,142	1,734	35,386	(1,011)
Net increase (decrease) in net assets resulting from operations	1,152	14,999	4,134	56,404	6,092
Policy transactions (Notes 3 and 6)
Policy purchase payments	10,021	11,271	4,866	35,241	114,166
Policy terminations, withdrawal payments and charges	(11,414)	(92,133)	(4,390)	(129,478)	(52,772)
Increase (decrease) in net assets from policy transactions	(1,393)	(80,862)	476	(94,237)	61,394
Increase (decrease) in net assets	(241)	(65,863)	4,610	(37,833)	67,486
Net assets at the beginning of year	13,022	99,005	32,845	272,235	151,940
Net assets at the end of year	$12,781	$33,142	$37,455	$234,402	$219,426

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Lord Abbett Mid Cap Stock	Macquarie VIP Balanced Ser Cl	Macquarie VIP Core Equity Ser Cl	Macquarie VIP High Income Ser Cl	Macquarie VIP Intl Core Equity Ser Cl
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$325	$6,549	$50	$464	$2,835
Net realized gains (losses) on investments	(1,371)	(275,118)	2,100	(353)	3,202
Net change in unrealized appreciation (depreciation) on investments	11,936	610,441	18,969	749	26,656
Net increase (decrease) in net assets resulting from operations	10,890	341,872	21,119	860	32,693
Policy transactions (Notes 3 and 6)
Policy purchase payments	29,905	93,539	29,749	1,767	76,200
Policy terminations, withdrawal payments and charges	(33,611)	(474,975)	(40,216)	(1,901)	(83,754)
Increase (decrease) in net assets from policy transactions	(3,706)	(381,436)	(10,467)	(134)	(7,554)
Increase (decrease) in net assets	7,184	(39,564)	10,652	726	25,139
Net assets at the beginning of year or period	74,031	2,423,308	95,549	7,640	215,059
Net assets at the end of year or period	$81,215	$2,383,744	$106,201	$8,366	$240,198
Year ended December 31, 2024
Operations
Net investment income (loss)	$163	$20,086	$10	$523	$1,535
Net realized gains (losses) on investments	17,482	(72,438)	18,988	(320)	12,102
Net change in unrealized appreciation (depreciation) on investments	(5,316)	391,716	6,926	300	(5,686)
Net increase (decrease) in net assets resulting from operations	12,329	339,364	25,924	503	7,951
Policy transactions (Notes 3 and 6)
Policy purchase payments	30,137	138,288	32,495	2,887	77,325
Policy terminations, withdrawal payments and charges	(80,803)	(315,656)	(39,821)	(2,620)	(150,350)
Increase (decrease) in net assets from policy transactions	(50,666)	(177,368)	(7,326)	267	(73,025)
Increase (decrease) in net assets	(38,337)	161,996	18,598	770	(65,074)
Net assets at the beginning of year	81,215	2,383,744	106,201	8,366	240,198
Net assets at the end of year	$42,878	$2,545,740	$124,799	$9,136	$175,124

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	Macquarie VIP Science & Tech Ser Cl	Macquarie VIP Small Cap Growth Ser Cl	Macquarie VIP Smid Cap Core Ser Cl	Macquarie VIP Value Ser Cl	MFS Emrg Mkt Eq IC
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$–	$(222)	$(204)	$3,568	$128
Net realized gains (losses) on investments	(1,018)	402	3,202	33,487	(367)
Net change in unrealized appreciation (depreciation) on investments	10,127	6,473	21,190	(10,490)	1,221
Net increase (decrease) in net assets resulting from operations	9,109	6,653	24,188	26,565	982
Policy transactions (Notes 3 and 6)
Policy purchase payments	22,158	15,852	33,308	48,317	8,792
Policy terminations, withdrawal payments and charges	(24,168)	(18,106)	(32,080)	(50,571)	(10,306)
Increase (decrease) in net assets from policy transactions	(2,010)	(2,254)	1,228	(2,254)	(1,514)
Increase (decrease) in net assets	7,099	4,399	25,416	24,311	(532)
Net assets at the beginning of year or period	25,940	52,805	154,717	331,761	9,903
Net assets at the end of year or period	$33,039	$57,204	$180,133	$356,072	$9,371
Year ended December 31, 2024
Operations
Net investment income (loss)	$–	$(258)	$(60)	$4,290	$156
Net realized gains (losses) on investments	8,837	115	(7,607)	34,464	650
Net change in unrealized appreciation (depreciation) on investments	(1,640)	8,121	32,450	(14,123)	(376)
Net increase (decrease) in net assets resulting from operations	7,197	7,978	24,783	24,631	430
Policy transactions (Notes 3 and 6)
Policy purchase payments	23,659	13,874	33,010	55,344	9,381
Policy terminations, withdrawal payments and charges	(30,651)	(14,198)	(32,725)	(102,117)	(11,283)
Increase (decrease) in net assets from policy transactions	(6,992)	(324)	285	(46,773)	(1,902)
Increase (decrease) in net assets	205	7,654	25,068	(22,142)	(1,472)
Net assets at the beginning of year	33,039	57,204	180,133	356,072	9,371
Net assets at the end of year	$33,244	$64,858	$205,201	$333,930	$7,899

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$53	$1,410	$1,234	$14	$186
Net realized gains (losses) on investments	(97)	1,552	1,196	16	1,238
Net change in unrealized appreciation (depreciation) on investments	161	5,226	7,240	27	(62)
Net increase (decrease) in net assets resulting from operations	117	8,188	9,670	57	1,362
Policy transactions (Notes 3 and 6)
Policy purchase payments	747	12,303	20,683	1,164	11,999
Policy terminations, withdrawal payments and charges	(536)	(8,969)	(18,496)	(965)	(14,688)
Increase (decrease) in net assets from policy transactions	211	3,334	2,187	199	(2,689)
Increase (decrease) in net assets	328	11,522	11,857	256	(1,327)
Net assets at the beginning of year or period	1,537	61,880	61,557	493	12,549
Net assets at the end of year or period	$1,865	$73,402	$73,414	$749	$11,222
Year ended December 31, 2024
Operations
Net investment income (loss)	$78	$1,260	$1,243	$21	$48
Net realized gains (losses) on investments	(96)	1,433	1,513	53	1,060
Net change in unrealized appreciation (depreciation) on investments	62	4,642	6,822	(17)	(665)
Net increase (decrease) in net assets resulting from operations	44	7,335	9,578	57	443
Policy transactions (Notes 3 and 6)
Policy purchase payments	601	12,490	22,859	1,303	12,206
Policy terminations, withdrawal payments and charges	(526)	(19,652)	(16,946)	(1,056)	(16,677)
Increase (decrease) in net assets from policy transactions	75	(7,162)	5,913	247	(4,471)
Increase (decrease) in net assets	119	173	15,491	304	(4,028)
Net assets at the beginning of year	1,865	73,402	73,414	749	11,222
Net assets at the end of year	$1,984	$73,575	$88,905	$1,053	$7,194

*  See Note 1 for the full name of each segregated Sub-Account.
(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	SFT Core Bond Cl 1	SFT Core Bond Cl 2	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$(7)	$(1,734)	$30,440	$–	$(1,799)
Net realized gains (losses) on investments	107	(61,842)	–	253	412,070
Net change in unrealized appreciation (depreciation) on investments	1,242	1,804,907	–	259	775,877
Net increase (decrease) in net assets resulting from operations	1,342	1,741,331	30,440	512	1,186,148
Policy transactions (Notes 3 and 6)
Policy purchase payments	2,994	361,498	1,906,890	5,905	273,783
Policy terminations, withdrawal payments and charges	(3,697)	(2,556,987)	(1,943,495)	(5,929)	(996,198)
Increase (decrease) in net assets from policy transactions	(703)	(2,195,489)	(36,605)	(24)	(722,415)
Increase (decrease) in net assets	639	(454,158)	(6,165)	488	463,733
Net assets at the beginning of year or period	23,296	31,805,794	732,228	3,291	8,023,598
Net assets at the end of year or period	$23,935	$31,351,636	$726,063	$3,779	$8,487,331
Year ended December 31, 2024
Operations
Net investment income (loss)	$(7)	$(2,001)	$32,745	$–	$(1,926)
Net realized gains (losses) on investments	291	100,912	–	703	601,850
Net change in unrealized appreciation (depreciation) on investments	(60)	149,808	–	(261)	505,404
Net increase (decrease) in net assets resulting from operations	224	248,719	32,745	442	1,105,328
Policy transactions (Notes 3 and 6)
Policy purchase payments	3,163	450,737	2,013,087	7,251	291,616
Policy terminations, withdrawal payments and charges	(3,794)	(3,307,863)	(1,931,047)	(7,027)	(1,170,644)
Increase (decrease) in net assets from policy transactions	(631)	(2,857,126)	82,040	224	(879,028)
Increase (decrease) in net assets	(407)	(2,608,407)	114,785	666	226,300
Net assets at the beginning of year	23,935	31,351,636	726,063	3,779	8,487,331
Net assets at the end of year	$23,528	$28,743,229	$840,848	$4,445	$8,713,631

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	SFT Index 500 Cl 1	SFT Index 500 Cl 2	SFT Macquarie Growth	SFT Macquarie Small Cap Growth	SFT Real Estate Cl 1
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$(133)	$(90,524)	$(3,877)	$(324)	$–
Net realized gains (losses) on investments	16,030	1,607,811	57,751	(7,514)	1,434
Net change in unrealized appreciation (depreciation) on investments	38,040	8,443,717	205,753	18,477	2,071
Net increase (decrease) in net assets resulting from operations	53,937	9,961,004	259,627	10,639	3,505
Policy transactions (Notes 3 and 6)
Policy purchase payments	26,542	544,222	67,096	33,036	4,054
Policy terminations, withdrawal payments and charges	(36,620)	(2,854,919)	(111,371)	(38,519)	(5,380)
Increase (decrease) in net assets from policy transactions	(10,078)	(2,310,697)	(44,275)	(5,483)	(1,326)
Increase (decrease) in net assets	43,859	7,650,307	215,352	5,156	2,179
Net assets at the beginning of year or period	212,654	40,283,680	711,198	84,559	29,096
Net assets at the end of year or period	$256,513	$47,933,987	$926,550	$89,715	$31,275
Year ended December 31, 2024
Operations
Net investment income (loss)	$(160)	$(110,432)	$(5,176)	$(349)	$–
Net realized gains (losses) on investments	83,382	3,470,516	65,605	3,008	1,265
Net change in unrealized appreciation (depreciation) on investments	(25,882)	7,921,459	164,934	9,279	766
Net increase (decrease) in net assets resulting from operations	57,340	11,281,543	225,363	11,938	2,031
Policy transactions (Notes 3 and 6)
Policy purchase payments	29,209	6,842,629	138,808	33,172	4,070
Policy terminations, withdrawal payments and charges	(192,150)	(5,616,422)	(105,599)	(40,212)	(3,860)
Increase (decrease) in net assets from policy transactions	(162,941)	1,226,207	33,209	(7,040)	210
Increase (decrease) in net assets	(105,601)	12,507,750	258,572	4,898	2,241
Net assets at the beginning of year	256,513	47,933,987	926,550	89,715	31,275
Net assets at the end of year	$150,912	$60,441,737	$1,185,122	$94,613	$33,516

*  See Note 1 for the full name of each segregated Sub-Account.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Statements of Changes in Net Assets

Years or Periods ended December 31, 2024 and 2023

	Segregated Sub-Accounts*
	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1	Van Eck VIP Global Resources	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Year or period ended December 31, 2023
Operations
Net investment income (loss)	$(275)	$(617)	$184	$144	$102
Net realized gains (losses) on investments	(3,986)	19,254	(318)	1,460	(136)
Net change in unrealized appreciation (depreciation) on investments	14,056	23,100	(42)	1,052	301
Net increase (decrease) in net assets resulting from operations	9,795	41,737	(176)	2,656	267
Policy transactions (Notes 3 and 6)
Policy purchase payments	19,461	23,502	7,502	16,421	6,646
Policy terminations, withdrawal payments and charges	(33,986)	(69,210)	(6,410)	(16,581)	(5,401)
Increase (decrease) in net assets from policy transactions	(14,525)	(45,708)	1,092	(160)	1,245
Increase (decrease) in net assets	(4,730)	(3,971)	916	2,496	1,512
Net assets at the beginning of year or period	95,615	221,813	6,734	13,333	4,512
Net assets at the end of year or period	$90,885	$217,842	$7,650	$15,829	$6,024
Year ended December 31, 2024
Operations
Net investment income (loss)	$(295)	$(655)	$192	$209	$171
Net realized gains (losses) on investments	(139)	19,538	52	2,282	71
Net change in unrealized appreciation (depreciation) on investments	5,708	31,859	(462)	80	(190)
Net increase (decrease) in net assets resulting from operations	5,274	50,742	(218)	2,571	52
Policy transactions (Notes 3 and 6)
Policy purchase payments	18,894	30,831	9,436	36,170	7,357
Policy terminations, withdrawal payments and charges	(23,629)	(67,602)	(7,388)	(20,209)	(5,846)
Increase (decrease) in net assets from policy transactions	(4,735)	(36,771)	2,048	15,961	1,511
Increase (decrease) in net assets	539	13,971	1,830	18,532	1,563
Net assets at the beginning of year	90,885	217,842	7,650	15,829	6,024
Net assets at the end of year	$91,424	$231,813	$9,480	$34,361	$7,587

*  See Note 1 for the full name of each segregated Sub-Account.

(a)  For the period from September 29, 2023 through December 31, 2023 and for the year ended December 31, 2024.

(Continued)

See accompanying notes to financial statements.

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

December 31, 2024

(1)  Organization and Basis of Presentation

The Minnesota Life Variable Universal Life Account (the Account), was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers three types of policies, noted as Option 1, 2, and 3, consisting of seventy-five segregated sub-accounts (collectively, the Sub-Accounts) to which variable universal life policy owners may allocate their purchase payments. Such payments are then invested in shares of the portfolios. The Account's mortality and expense risk charge and unit value varies based on the policy option issued. The differentiating features of the policies are described in Note 3 below.

The assets of each segregated Sub-Account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. The Account currently offers the following Sub-Accounts:

Full Name	Abbreviated Name
American Funds IS® Capital World Bond Fund – Class 2 Shares	Amer Funds IS Capital World Bond Cl 2
American Funds IS® Global Growth Fund – Class 1 Shares	Amer Funds IS Global Growth Cl 1
American Funds IS® New World Fund® – Class 1 Shares	Amer Funds IS New World Cl 1
Fidelity® VIP Asset Manager Growth Portfolio – Initial Class	Fidelity VIP Asset Mgr Growth IC
Fidelity® VIP Asset Manager Portfolio – Initial Class	Fidelity VIP Asset Mgr IC
Fidelity® VIP Balanced Portfolio – Initial Class	Fidelity VIP Balanced IC
Fidelity® VIP Contrafund® Portfolio – Initial Class	Fidelity VIP Contrafund IC
Fidelity® VIP Disciplined Small Cap Portfolio – Initial Class	Fidelity VIP Dscplnd Sm Cap IC
Fidelity® VIP Dynamic Capital Appreciation Portfolio – Initial Class	Fidelity VIP Dynamic Cap App IC
Fidelity® VIP Emerging Markets Portfolio – Initial Class	Fidelity VIP Emerging Markets IC
Fidelity® VIP Equity-Income Portfolio – Initial Class	Fidelity VIP Equity-Income IC
Fidelity® VIP Freedom 2010 Portfolio – Initial Class	Fidelity VIP Freedom 2010 IC
Fidelity® VIP Freedom 2015 Portfolio – Initial Class	Fidelity VIP Freedom 2015 IC
Fidelity® VIP Freedom 2020 Portfolio – Initial Class	Fidelity VIP Freedom 2020 IC
Fidelity® VIP Freedom 2025 Portfolio – Initial Class	Fidelity VIP Freedom 2025 IC
Fidelity® VIP Freedom 2030 Portfolio – Initial Class	Fidelity VIP Freedom 2030 IC
Fidelity® VIP Freedom 2035 Portfolio – Initial Class	Fidelity VIP Freedom 2035 IC
Fidelity® VIP Freedom 2040 Portfolio – Initial Class	Fidelity VIP Freedom 2040 IC
Fidelity® VIP Freedom 2045 Portfolio – Initial Class	Fidelity VIP Freedom 2045 IC
Fidelity® VIP Freedom 2050 Portfolio – Initial Class	Fidelity VIP Freedom 2050 IC
Fidelity® VIP Freedom Income Portfolio – Initial Class	Fidelity VIP Freedom Income IC
Fidelity® VIP FundsManager 20% Portfolio – Service Class	Fidelity VIP Funds Mgr 20% SC
Fidelity® VIP FundsManager 50% Portfolio – Service Class	Fidelity VIP Funds Mgr 50% SC
Fidelity® VIP FundsManager 60% Portfolio – Service Class	Fidelity VIP Funds Mgr 60% SC
Fidelity® VIP FundsManager 70% Portfolio – Service Class	Fidelity VIP Funds Mgr 70% SC

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Fidelity® VIP FundsManager 85% Portfolio – Service Class	Fidelity VIP Funds Mgr 85% SC
Fidelity® VIP Government Money Market Portfolio – Initial Class	Fidelity VIP Govt Money Mkt IC
Fidelity® VIP Growth & Income Portfolio – Initial Class	Fidelity VIP Growth & Inc IC
Fidelity® VIP Growth Opportunities Portfolio – Initial Class	Fidelity VIP Growth Opp IC
Fidelity® VIP Growth Portfolio – Initial Class	Fidelity VIP Growth Port IC
Fidelity® VIP High Income Portfolio – Initial Class	Fidelity VIP High lnc IC
Fidelity® VIP Index 500 Portfolio – Initial Class	Fidelity VIP Index 500 IC
Fidelity® VIP International Capital Appreciation Portfolio – Initial Class	Fidelity VIP Intl Cap App IC
Fidelity® VIP Investment Grade Bond Portfolio – Initial Class	Fidelity VIP Invest Grade IC
Fidelity® VIP Mid Cap Portfolio – Initial Class	Fidelity VIP Mid Cap IC
Fidelity® VIP Overseas Portfolio – Initial Class	Fidelity VIP Overseas IC
Fidelity® VIP Real Estate Portfolio – Initial Class	Fidelity VIP Real Estate IC
Fidelity® VIP Strategic Income Portfolio – Initial Class	Fidelity VIP Strat Income IC
Fidelity® VIP Target Volatility – Service Class	Fidelity VIP Target Vol IC
Fidelity® VIP Value Portfolio – Initial Class	Fidelity VIP Value IC
Fidelity® VIP Value Strategies Portfolio – Initial Class	Fidelity VIP Value Strat IC
Invesco V.I. Global Fund – Series I Shares	Invesco VI Global Sr I
Invesco V.I. Main Street Small Cap Fund – Series I Shares	Invesco VI MS Sm Cap Sr I
Janus Aspen Series – Janus Henderson Forty Portfolio – Service Shares	Janus Henderson Forty SS
Janus Aspen Series – Janus Henderson Overseas Portfolio – Service Shares	Janus Henderson Overseas SS
Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Mid Cap Stock
Macquarie VIP Balanced Series – Service Class Shares	Macquarie VIP Balanced Ser Cl
Macquarie VIP Core Equity Series – Service Class Shares	Macquarie VIP Core Equity Ser Cl
Macquarie VIP High Income Series – Service Class Shares	Macquarie VIP High Income Ser Cl
Macquarie VIP International Core Equity Series – Service Class Shares	Macquarie VIP Intl Core Equity Ser Cl
Macquarie VIP Science and Technology Series – Service Class Shares	Macquarie VIP Science & Tech Ser Cl
Macquarie VIP Small Cap Growth Series – Service Class Shares	Macquarie VIP Small Cap Growth Ser Cl
Macquarie VIP Smid Cap Core Series – Service Class Shares	Macquarie VIP Smid Cap Core Ser Cl
Macquarie VIP Value Series – Service Class Shares	Macquarie VIP Value Ser Cl
MFS® Emerging Markets Equity Portfolio – Initial Class	MFS Emrg Mkt Eq IC
MFS® Total Return Bond Series – Initial Class	MFS Total Return Bond Ser IC

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

Full Name	Abbreviated Name
Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares	Morningstar Balanced ETF Cl I
Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares	Morningstar Growth ETF Cl I
Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares	Morningstar Inc & Gro Asset All Cl I
Pioneer Mid Cap Value VCT Portfolio – Class I Shares	Pioneer Mid Cap Value VCT Cl I
Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares	SFT Core Bond Cl 1
Securian Funds Trust – SFT Core Bond Fund – Class 2 Shares	SFT Core Bond Cl 2
Securian Funds Trust – SFT Government Money Market Fund	SFT Govt Money Market
Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares	SFT Index 400 MC Cl 1
Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 2 Shares	SFT Index 400 MC Cl 2
Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares	SFT Index 500 Cl 1
Securian Funds Trust – SFT Index 500 Fund – Class 2 Shares	SFT Index 500 Cl 2
Securian Funds Trust – SFT Macquarie Growth Fund	SFT Macquarie Growth
Securian Funds Trust – SFT Macquarie Small Cap Growth Fund	SFT Macquarie Small Cap Growth
Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares	SFT Real Estate Cl 1
Securian Funds Trust – SFT Real Estate Securities Fund – Class 2 Shares	SFT Real Estate Cl 2
Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares	SFT Wellington Core Equity Cl 1
Van Eck VIP Global Resources Fund	Van Eck VIP Global Resources
Vanguard® Variable Insurance Fund Diversified Value Portfolio	Vanguard VIF Diversified Value
Vanguard® Variable Insurance Fund Total Bond Market Portfolio	Vanguard VIF Total Bond Market

The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Securian Funds Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, each of whose Funds operate as a no-load, diversified open-end management investment company, except that the SFT Macquarie Growth Fund operates as non-diversified, open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management (Securian AM) acts as the investment advisor for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(1)  Organization and Basis of Presentation – (continued)

The following Sub-Accounts had name changes during 2024:

Former Name	Current Name	Effective Date
Delaware Ivy VIP Balanced – Class II Shares	Macquarie VIP Balanced Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Core Equity – Class II Shares	Macquarie VIP Core Equity Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP High Income – Class II Shares	Macquarie VIP High Income Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP International Core Equity – Class II Shares	Macquarie VIP International Core Equity Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Science and Technology – Class II Shares	Macquarie VIP Science and Technology Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Small Cap Growth – Class II Shares	Macquarie VIP Small Cap Growth Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Smid Cap Core – Class II Shares	Macquarie VIP Smid Cap Core Series – Service Class Shares	May 1, 2024
Delaware Ivy VIP Value – Class II Shares	Macquarie VIP Value Series – Service Class Shares	May 1, 2024
Securian Funds Trust – SFT Delaware IvySM Growth Fund	Securian Funds Trust – SFT Macquarie Growth Fund	December 31, 2024
Securian Funds Trust – SFT Delaware IvySM Small Cap Growth Fund	Securian Funds Trust – SFT Macquarie Small Cap Growth Fund	December 31, 2024

The following Sub-Account was added to the Account in 2023:

Sub-Account	Effective Date
American Funds IS® Capital World Bond Fund – Class 2 Shares	September 29, 2023

On December 8, 2023, the Securian Funds Trust International Bond Fund was liquidated. Pursuant to a substitution order granted by the Securities and Exchange Commission, proceeds received from the liquidation of the Securian Funds Trust International Bond Fund were used to purchase Sub-Account units in the American Funds IS® Capital World Bond Fund at relative net asset value.

Liquidated Fund	Replacement Fund
Securian Funds Trust – SFT International Bond Fund – Class 2 Shares	American Funds IS® Capital World Bond Fund – Class 2 Shares

(2)  Summary of Significant Accounting Policies

The Account and Sub-Accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The significant accounting policies followed consistently by the Account are as follows:

(a)  Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(2)  Summary of Significant Accounting Policies – (continued)

(b)  Investments in Underlying Funds

Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

Realized gains (losses) on investments include capital gain distributions received from the respective underlying funds. Capital gain distributions are reinvested in the respective underlying funds.

All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the Sub-Accounts on the ex-dividend date. The underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

(c)  Federal Income Taxes

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-Account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(d)  Segment Disclosures

The Sub-Accounts adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07) as of January 1, 2024. Adoption of ASU 2023-07 impacted the financial statement disclosures in this note only, and did not affect the financial position of the Sub-Accounts or the results of their operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (CODM) when assessing segment performance and making decisions about segment resources. The CODM for the Sub-Accounts is the Vice President and Actuary – CFO Employee Benefits, of Minnesota Life. Each Sub-Account has operated as a single segment since inception. The CODM assesses Sub-Account performance including investment results reflected in the net increase (decrease) in net assets resulting from operations as reported in the Statements of Operations as well as investment income ratios and total return, within the Financial Highlights of the Notes to Financial Statements.

(3)  Expenses and Related Party Transactions

(a)  Mortality and Expense Charge

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, as a percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

Option 1	0.50% of average daily net assets
Option 2	0.25% of average daily net assets
Option 3	No mortality and expense charge

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

(b)  Policy Purchase Payments

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
Option 1	$14,705	$14,409
Option 2	31,450	32,882
Option 3	11	11

(c)  State Premium Tax Charge

A state premium tax charge in the amount of 0.75% to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
Option 1	$23,383	$23,363
Option 2	89,711	90,422
Option 3	1,985	1,948

(d)  Federal Tax Charge

A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
Option 1	$5,791	$5,735
Option 2	11,216	11,305
Option 3	255	259

(e)  Cash Value Charges

In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. See the table below for these charges.

The total cash value charges for the years or periods ended December 31, 2024 and 2023 are as follows:

Sub-Account – Option 1	2024	2023
Amer Funds IS Capital World Bond Cl 2(a)	$3,456	$372
Amer Funds IS Global Growth Cl 1	1,113	968
Amer Funds IS New World Cl 1	1,953	1,805
Fidelity VIP Equity-Income IC	40,079	42,347
Fidelity VIP High lnc IC	5,645	5,586
Janus Henderson Forty SS	7,257	8,587

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

Sub-Account – Option 1 (cont.)	2024	2023
Janus Henderson Overseas SS	$19,962	$29,440
Macquarie VIP Balanced Ser Cl	88,127	78,367
Macquarie VIP Core Equity Ser Cl	17,661	15,123
Macquarie VIP High Income Ser Cl	171	130
Macquarie VIP Intl Core Equity Ser Cl	23,337	25,141
Macquarie VIP Small Cap Growth Ser Cl	3,674	3,314
Macquarie VIP Smid Cap Core Ser Cl	5,017	6,298
Macquarie VIP Value Ser Cl	35,601	33,462
Morningstar Balanced ETF Cl I	1,288	1,655
Morningstar Growth ETF Cl I	245	235
Morningstar Inc & Gro Asset All Cl I	182	158
SFT Core Bond Cl 2	147,247	146,759
SFT Govt Money Market	124,645	112,735
SFT Index 400 MC Cl 2	18,475	17,550
SFT Index 500 Cl 2	183,558	220,561
SFT Macquarie Growth	74,181	66,595
SFT Macquarie Small Cap Growth	15,704	15,055
SFT Real Estate Cl 2	2,954	2,683
SFT Wellington Core Equity Cl 1	59,421	69,822
Vanguard VIF Diversified Value	1,508	1,423
Vanguard VIF Total Bond Market	794	757
Sub-Account – Option 2	2024	2023
Amer Funds IS Capital World Bond Cl 2(a)	$20,188	$2,139
Amer Funds IS Global Growth Cl 1	14,145	12,243
Amer Funds IS New World Cl 1	653	613
Fidelity VIP Asset Mgr Growth IC	102,923	102,714
Fidelity VIP Asset Mgr IC	36,153	38,203
Fidelity VIP Balanced IC	80,970	85,563
Fidelity VIP Contrafund IC	448,903	459,961
Fidelity VIP Dscplnd Sm Cap IC	7,460	7,457
Fidelity VIP Dynamic Cap App IC	10,821	11,163
Fidelity VIP Emerging Markets IC	5,751	5,590
Fidelity VIP Equity-Income IC	125,235	119,747
Fidelity VIP Freedom 2010 IC	4,051	4,022
Fidelity VIP Freedom 2015 IC	1,688	2,790
Fidelity VIP Freedom 2020 IC	8,157	13,158
Fidelity VIP Freedom 2025 IC	29,617	33,443
Fidelity VIP Freedom 2030 IC	21,257	23,312
Fidelity VIP Freedom 2035 IC	15,383	13,423
Fidelity VIP Freedom 2040 IC	5,001	6,553
Fidelity VIP Freedom 2045 IC	5,936	5,330
Fidelity VIP Freedom 2050 IC	16,696	11,482
Fidelity VIP Freedom Income IC	946	1,114
Fidelity VIP Funds Mgr 20% SC	7,483	5,370
Fidelity VIP Funds Mgr 50% SC	313	830
Fidelity VIP Funds Mgr 60% SC	296	225
Fidelity VIP Funds Mgr 70% SC	3,303	3,304
Fidelity VIP Funds Mgr 85% SC	15,098	11,655
Fidelity VIP Govt Money Mkt IC	201,159	240,744
Fidelity VIP Growth & Inc IC	138,377	148,483
Fidelity VIP Growth Opp IC	184,726	189,854
Fidelity VIP Growth Port IC	459,728	470,445
Fidelity VIP High lnc IC	78,979	82,294
Fidelity VIP Index 500 IC	275,386	269,102
Fidelity VIP Intl Cap App IC	43,910	43,123
Fidelity VIP Invest Grade IC	38,914	47,606

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

Sub-Account – Option 2 (cont.)	2024	2023
Fidelity VIP Mid Cap IC	$409,450	$403,878
Fidelity VIP Overseas IC	152,155	170,348
Fidelity VIP Real Estate IC	17,755	19,067
Fidelity VIP Strat Income IC	13,251	13,396
Fidelity VIP Target Vol IC	109	111
Fidelity VIP Value IC	20,878	22,985
Fidelity VIP Value Strat IC	11,681	11,523
Janus Henderson Forty SS	19,345	18,342
Janus Henderson Overseas SS	32,611	31,911
Lord Abbett Mid Cap Stock	1,112	1,109
Macquarie VIP Balanced Ser Cl	76,681	76,786
Macquarie VIP Core Equity Ser Cl	22,825	24,768
Macquarie VIP High Income Ser Cl	1,789	1,793
Macquarie VIP Intl Core Equity Ser Cl	37,757	37,611
Macquarie VIP Small Cap Growth Ser Cl	9,885	11,672
Macquarie VIP Smid Cap Core Ser Cl	24,969	22,687
Macquarie VIP Value Ser Cl	18,848	16,364
Morningstar Balanced ETF Cl I	2,331	3,088
Morningstar Growth ETF Cl I	12,663	12,173
Morningstar Inc & Gro Asset All Cl I	890	819
SFT Core Bond Cl 1	472	540
SFT Core Bond Cl 2	161,093	169,277
SFT Govt Money Market	1,709,218	1,796,647
SFT Index 400 MC Cl 2	174,840	193,306
SFT Index 500 Cl 1	4,118	4,031
SFT Index 500 Cl 2	756,547	691,681
SFT Macquarie Growth	34,529	35,607
SFT Macquarie Small Cap Growth	20,823	20,574
SFT Real Estate Cl 2	15,574	15,390
SFT Wellington Core Equity Cl 1	314	236
Vanguard VIF Diversified Value	16,675	13,373
Vanguard VIF Total Bond Market	5,024	4,884
Sub-Account – Option 3	2024	2023
Fidelity VIP High lnc IC	$164	$145
Invesco VI Global Sr I	14,453	13,473
Invesco VI MS Sm Cap Sr I	4,336	4,995
Lord Abbett Mid Cap Stock	30,433	30,374
Macquarie VIP Balanced Ser Cl	849	734
Macquarie VIP Intl Core Equity Ser Cl	15,020	16,273
Macquarie VIP Science & Tech Ser Cl	24,940	22,399
MFS Emrg Mkt Eq IC	9,144	9,748
MFS Total Return Bond Ser IC	526	536
Pioneer Mid Cap Value VCT Cl I	13,230	13,978
SFT Core Bond Cl 1	3,322	3,157
SFT Core Bond Cl 2	1,127,821	1,160,105
SFT Govt Money Market	125,245	126,818
SFT Index 400 MC Cl 1	7,027	5,928
SFT Index 400 MC Cl 2	428,073	390,478
SFT Index 500 Cl 1	31,365	31,089
SFT Index 500 Cl 2	815,596	710,681
SFT Macquarie Growth	175	154
SFT Real Estate Cl 1	3,835	4,743
SFT Real Estate Cl 2	5,092	8,719
Van Eck VIP Global Resources	7,376	6,397

(a)  For the period from September 29, 2023 through December 31, 2023 and for the year ended December 31, 2024.

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(3)  Expenses and Related Party Transactions – (continued)

(f)  Other

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in Sub-Account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares – to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in Sub-Account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose Sub-Account invests in the fund.

This fee waiver is reported on the Statements of Operations as "Fees Waived" of the respective Sub-Account.

(4)  Fair Value Measurement

In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC Topic 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets has been determined using available market information as of December 31, 2024. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owner's Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability, based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 – Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

As of December 31, 2024, all of the Account's investments are classified as Level 2 as the values are based on reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with FASB ASC 820 may differ from the characterization of an investment in the fund.

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(5)  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2024 were as follows:

Sub-Accounts	Purchases	Sales
Amer Funds IS Capital World Bond Cl 2	$22,693	$22,948
Amer Funds IS Global Growth Cl 1	22,635	18,832
Amer Funds IS New World Cl 1	3,763	2,983
Fidelity VIP Asset Mgr Growth IC	81,237	105,801
Fidelity VIP Asset Mgr IC	34,943	39,440
Fidelity VIP Balanced IC	89,259	84,979
Fidelity VIP Contrafund IC	635,477	470,483
Fidelity VIP Dscplnd Sm Cap IC	7,128	10,000
Fidelity VIP Dynamic Cap App IC	11,384	11,093
Fidelity VIP Emerging Markets IC	5,494	5,776
Fidelity VIP Equity-Income IC	250,182	176,913
Fidelity VIP Freedom 2010 IC	4,900	4,088
Fidelity VIP Freedom 2015 IC	1,829	1,692
Fidelity VIP Freedom 2020 IC	2,700	7,533
Fidelity VIP Freedom 2025 IC	30,127	29,878
Fidelity VIP Freedom 2030 IC	54,787	23,162
Fidelity VIP Freedom 2035 IC	17,172	19,493
Fidelity VIP Freedom 2040 IC	4,714	5,648
Fidelity VIP Freedom 2045 IC	5,468	5,942
Fidelity VIP Freedom 2050 IC	10,871	16,962
Fidelity VIP Freedom Income IC	1,151	963
Fidelity VIP Funds Mgr 20% SC	6,664	7,498
Fidelity VIP Funds Mgr 50% SC	314	313
Fidelity VIP Funds Mgr 60% SC	297	296
Fidelity VIP Funds Mgr 70% SC	3,323	3,304
Fidelity VIP Funds Mgr 85% SC	5,230	15,362
Fidelity VIP Govt Money Mkt IC	194,972	209,294
Fidelity VIP Growth & Inc IC	130,957	148,551
Fidelity VIP Growth Opp IC	161,790	195,316
Fidelity VIP Growth Port IC	641,076	585,389
Fidelity VIP High lnc IC	88,324	85,815
Fidelity VIP Index 500 IC	284,740	287,188
Fidelity VIP Intl Cap App IC	47,240	43,928
Fidelity VIP Invest Grade IC	73,724	39,882
Fidelity VIP Mid Cap IC	498,043	516,948
Fidelity VIP Overseas IC	165,507	159,856
Fidelity VIP Real Estate IC	22,770	18,616
Fidelity VIP Strat Income IC	16,380	13,661
Fidelity VIP Target Vol IC	279	132
Fidelity VIP Value IC	41,448	22,309
Fidelity VIP Value Strat IC	11,861	11,439
Invesco VI Global Sr I	17,103	92,133
Invesco VI MS Sm Cap Sr I	6,158	4,390
Janus Henderson Forty SS	47,821	130,018
Janus Henderson Overseas SS	116,841	53,257
Lord Abbett Mid Cap Stock	34,414	80,818
Macquarie VIP Balanced Ser Cl	166,151	323,432
Macquarie VIP Core Equity Ser Cl	44,834	40,126
Macquarie VIP High Income Ser Cl	3,433	2,643

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(5)  Investment Transactions – (continued)

Sub-Accounts	Purchases	Sales
Macquarie VIP Intl Core Equity Ser Cl	$79,644	$150,730
Macquarie VIP Science & Tech Ser Cl	24,497	30,651
Macquarie VIP Small Cap Growth Ser Cl	13,809	14,391
Macquarie VIP Smid Cap Core Ser Cl	33,689	33,147
Macquarie VIP Value Ser Cl	103,110	103,315
MFS Emrg Mkt Eq IC	9,536	11,283
MFS Total Return Bond Ser IC	679	526
Morningstar Balanced ETF Cl I	14,616	19,829
Morningstar Growth ETF Cl I	25,998	17,122
Morningstar Inc & Gro Asset All Cl I	1,331	1,058
Pioneer Mid Cap Value VCT Cl I	12,400	16,677
SFT Core Bond Cl 1	3,163	3,800
SFT Core Bond Cl 2	449,923	3,309,050
SFT Govt Money Market	2,046,191	1,931,405
SFT Index 400 MC Cl 1	7,250	7,027
SFT Index 400 MC Cl 2	290,716	1,171,670
SFT Index 500 Cl 1	29,209	192,310
SFT Index 500 Cl 2	6,795,585	5,679,811
SFT Macquarie Growth	136,303	108,271
SFT Macquarie Small Cap Growth	33,037	40,427
SFT Real Estate Cl 1	4,070	3,860
SFT Real Estate Cl 2	18,825	23,855
SFT Wellington Core Equity Cl 1	30,586	68,011
Van Eck VIP Global Resources	9,628	7,388
Vanguard VIF Diversified Value	37,528	20,284
Vanguard VIF Total Bond Market	7,544	5,862

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions

Transactions in units for each Segregated Sub-Account for the years or periods ended December 31, 2024 and 2023 were as follows:

	Segregated Sub-Accounts
	Amer Funds IS Capital World Bond Cl 2(a)	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC	Fidelity VIP Balanced IC
Units outstanding at December 31, 2022	–	39,779	4,521	84,431	21,388	37,916
Policy purchase payments	18,110	8,002	2,579	30,687	13,573	18,438
Policy terminations, withdrawal payments and charges	(2,255)	(9,836)	(2,931)	(47,442)	(21,517)	(25,558)
Units outstanding at December 31, 2023	15,855	37,945	4,169	67,676	13,444	30,796
Policy purchase payments	20,793	6,322	2,177	24,658	11,008	16,209
Policy terminations, withdrawal payments and charges	(21,371)	(6,614)	(1,776)	(34,434)	(12,829)	(17,063)
Units outstanding at December 31, 2024	15,277	37,653	4,570	57,900	11,623	29,942
	Segregated Sub-Accounts
	Fidelity VIP Contrafund IC	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity-Income IC	Fidelity VIP Freedom 2010 IC
Units outstanding at December 31, 2022	165,536	5,698	8,751	10,429	100,112	6,824
Policy purchase payments	34,546	2,388	1,796	3,704	21,356	1,823
Policy terminations, withdrawal payments and charges	(56,650)	(2,508)	(6,459)	(4,527)	(31,908)	(1,718)
Units outstanding at December 31, 2023	143,432	5,578	4,088	9,606	89,560	6,929
Policy purchase payments	24,759	1,872	1,411	3,544	26,589	1,829
Policy terminations, withdrawal payments and charges	(31,030)	(2,741)	(1,550)	(3,891)	(23,825)	(1,730)
Units outstanding at December 31, 2024	137,161	4,709	3,949	9,259	92,324	7,028
	Segregated Sub-Accounts
	Fidelity VIP Freedom 2015 IC	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC	Fidelity VIP Freedom 2040 IC
Units outstanding at December 31, 2022	565	2,532	5,886	17,075	1,322	268
Policy purchase payments	1,203	5,020	12,968	10,691	4,162	1,584
Policy terminations, withdrawal payments and charges	(1,188)	(5,283)	(13,582)	(8,804)	(4,203)	(1,562)
Units outstanding at December 31, 2023	580	2,269	5,272	18,962	1,281	290
Policy purchase payments	699	951	10,159	16,818	3,611	948
Policy terminations, withdrawal payments and charges	(676)	(2,880)	(10,305)	(7,587)	(4,157)	(1,141)
Units outstanding at December 31, 2024	603	340	5,126	28,193	735	97

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Fidelity VIP Freedom 2045 IC	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC	Fidelity VIP Funds Mgr 60% SC
Units outstanding at December 31, 2022	578	734	3,794	2,607	320	14
Policy purchase payments	1,295	17,359	525	4,349	337	79
Policy terminations, withdrawal payments and charges	(1,262)	(2,668)	(562)	(3,178)	(645)	(76)
Units outstanding at December 31, 2023	611	15,425	3,757	3,778	12	17
Policy purchase payments	1,066	1,650	467	3,555	107	88
Policy terminations, withdrawal payments and charges	(1,174)	(3,280)	(503)	(4,091)	(108)	(88)
Units outstanding at December 31, 2024	503	13,795	3,721	3,242	11	17
	Segregated Sub-Accounts
	Fidelity VIP Funds Mgr 70% SC	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC	Fidelity VIP Growth Port IC
Units outstanding at December 31, 2022	241	27,043	247,355	41,387	65,473	273,529
Policy purchase payments	999	3,300	160,187	30,417	29,849	91,417
Policy terminations, withdrawal payments and charges	(996)	(4,740)	(165,474)	(33,399)	(34,795)	(128,161)
Units outstanding at December 31, 2023	244	25,603	242,068	38,405	60,527	236,785
Policy purchase payments	859	801	124,298	21,551	20,473	61,906
Policy terminations, withdrawal payments and charges	(863)	(3,242)	(145,159)	(27,604)	(25,108)	(97,280)
Units outstanding at December 31, 2024	240	23,162	221,207	32,352	55,892	201,411
	Segregated Sub-Accounts
	Fidelity VIP High lnc IC	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC	Fidelity VIP Overseas IC
Units outstanding at December 31, 2022	37,892	206,702	13,292	97,032	122,956	128,874
Policy purchase payments	30,599	59,238	15,844	18,555	47,169	75,843
Policy terminations, withdrawal payments and charges	(39,564)	(86,722)	(17,104)	(22,274)	(57,344)	(89,502)
Units outstanding at December 31, 2023	28,927	179,218	12,032	93,313	112,781	115,215
Policy purchase payments	28,516	49,217	15,614	24,720	38,145	59,820
Policy terminations, withdrawal payments and charges	(29,269)	(52,342)	(14,532)	(15,239)	(53,245)	(64,235)
Units outstanding at December 31, 2024	28,174	176,093	13,114	102,794	97,681	110,800

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Fidelity VIP Real Estate IC	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC	Invesco VI Global Sr I
Units outstanding at December 31, 2022	5,712	84,872	4,997	28,987	7,373	26,010
Policy purchase payments	3,903	6,492	–	4,298	1,917	3,829
Policy terminations, withdrawal payments and charges	(4,594)	(57,183)	(66)	(5,532)	(7,081)	(4,055)
Units outstanding at December 31, 2023	5,021	34,181	4,931	27,753	2,209	25,784
Policy purchase payments	4,016	5,723	–	4,145	1,621	2,628
Policy terminations, withdrawal payments and charges	(3,448)	(5,746)	(56)	(3,865)	(1,845)	(20,980)
Units outstanding at December 31, 2024	5,589	34,158	4,875	28,033	1,985	7,432
	Segregated Sub-Accounts
	Invesco VI MS Sm Cap Sr I	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	Macquarie VIP Balanced Ser Cl	Macquarie VIP Core Equity Ser Cl
Units outstanding at December 31, 2022	9,468	55,639	111,620	27,048	457,182	22,976
Policy purchase payments	1,324	5,094	19,301	10,639	17,862	6,429
Policy terminations, withdrawal payments and charges	(1,753)	(6,331)	(53,234)	(11,959)	(85,247)	(8,672)
Units outstanding at December 31, 2023	9,039	54,402	77,687	25,728	389,797	20,733
Policy purchase payments	1,246	6,008	57,973	8,850	22,847	5,367
Policy terminations, withdrawal payments and charges	(1,138)	(24,637)	(25,537)	(23,014)	(49,748)	(6,671)
Units outstanding at December 31, 2024	9,147	35,773	110,123	11,564	362,896	19,429
	Segregated Sub-Accounts
	Macquarie VIP High Income Ser Cl	Macquarie VIP Intl Core Equity Ser Cl	Macquarie VIP Science & Tech Ser Cl	Macquarie VIP Small Cap Growth Ser Cl	Macquarie VIP Smid Cap Core Ser Cl	Macquarie VIP Value Ser Cl
Units outstanding at December 31, 2022	5,813	59,857	5,765	9,272	25,712	54,046
Policy purchase payments	1,286	20,724	4,092	2,490	5,236	8,428
Policy terminations, withdrawal payments and charges	(1,388)	(23,105)	(4,576)	(2,860)	(5,009)	(8,650)
Units outstanding at December 31, 2023	5,711	57,476	5,281	8,902	25,939	53,824
Policy purchase payments	1,935	18,896	3,065	1,908	4,346	8,706
Policy terminations, withdrawal payments and charges	(1,751)	(32,582)	(4,274)	(1,933)	(4,403)	(17,310)
Units outstanding at December 31, 2024	5,895	43,790	4,072	8,877	25,882	45,220

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	MFS Emrg Mkt Eq IC	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I
Units outstanding at December 31, 2022	9,969	1,165	43,901	39,634	389	4,008
Policy purchase payments	8,251	551	8,347	12,610	878	3,711
Policy terminations, withdrawal payments and charges	(9,710)	(399)	(6,062)	(11,254)	(731)	(4,534)
Units outstanding at December 31, 2023	8,510	1,317	46,186	40,990	536	3,185
Policy purchase payments	7,705	417	7,388	11,867	886	3,236
Policy terminations, withdrawal payments and charges	(9,783)	(369)	(11,714)	(8,772)	(722)	(4,585)
Units outstanding at December 31, 2024	6,432	1,365	41,860	44,085	700	1,836
	Segregated Sub-Accounts
	SFT Core Bond Cl 1	SFT Core Bond Cl 2	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2	SFT Index 500 Cl 1
Units outstanding at December 31, 2022	19,217	15,349,970	505,801	1,064	1,076,766	61,722
Policy purchase payments	2,418	147,530	1,286,280	1,902	32,920	6,857
Policy terminations, withdrawal payments and charges	(3,009)	(1,185,067)	(1,310,981)	(1,913)	(123,893)	(9,486)
Units outstanding at December 31, 2023	18,626	14,312,433	481,100	1,053	985,793	59,093
Policy purchase payments	2,435	179,990	1,299,176	1,948	29,766	5,853
Policy terminations, withdrawal payments and charges	(2,934)	(1,470,756)	(1,246,961)	(1,909)	(121,720)	(36,919)
Units outstanding at December 31, 2024	18,127	13,021,667	533,315	1,092	893,839	28,027
	Segregated Sub-Accounts
	SFT Index 500 Cl 2	SFT Macquarie Growth	SFT Macquarie Small Cap Growth	SFT Real Estate Cl 1	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1
Units outstanding at December 31, 2022	5,761,849	88,944	16,822	14,393	18,801	21,531
Policy purchase payments	69,385	7,320	6,224	1,963	3,783	2,282
Policy terminations, withdrawal payments and charges	(362,013)	(12,090)	(7,147)	(2,569)	(6,527)	(6,101)
Units outstanding at December 31, 2023	5,469,221	84,174	15,899	13,787	16,057	17,712
Policy purchase payments	674,278	11,588	5,437	1,739	3,270	2,298
Policy terminations, withdrawal payments and charges	(546,382)	(8,793)	(6,558)	(1,642)	(4,084)	(4,774)
Units outstanding at December 31, 2024	5,597,117	86,969	14,778	13,884	15,243	15,236

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(6)  Unit Activity from Policy Transactions – (continued)

	Segregated Sub-Accounts
	Van Eck VIP Global Resources	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Units outstanding at December 31, 2022	6,295	7,047	4,240
Policy purchase payments	6,708	8,028	6,113
Policy terminations, withdrawal payments and charges	(5,680)	(8,088)	(4,982)
Units outstanding at December 31, 2023	7,323	6,987	5,371
Policy purchase payments	8,282	14,407	6,513
Policy terminations, withdrawal payments and charges	(6,411)	(8,058)	(5,183)
Units outstanding at December 31, 2024	9,194	13,336	6,701

(a)  For the period from September 29, 2023 through December 31, 2023 and for the year ended December 31, 2024.

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2024, 2023, 2022, 2021, and 2020 is as follows:

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Amer Funds IS Capital World Bond Cl 2
2024	15,277	$1.05	to 1.06	$16,087	2.10%	0.00	% to 0.50%	(3.45	)% to (3.04)%
2023 (a)	15,855	1.09	to 1.09	17,272	0.00%	0.00	% to 0.50%	8.91	% to 9.04%
Amer Funds IS Global Growth Cl 1
2024	37,653	2.81	to 2.96	108,439	1.79%	0.00	% to 0.50%	13.37	% to 13.94%
2023	37,945	2.48	to 2.60	96,142	1.11%	0.00	% to 0.50%	22.29	% to 22.90%
2022	39,779	2.03	to 2.12	82,249	0.78%	0.00	% to 0.50%	(24.92	)% to (24.54)%
2021	57,072	2.70	to 2.80	156,415	0.41%	0.00	% to 0.50%	16.14	% to 16.72%
2020	135,942	2.32	to 2.40	320,663	0.62%	0.00	% to 0.50%	30.13	% to 30.78%
Amer Funds IS New World Cl 1
2024	4,570	1.66	to 1.75	7,582	1.67%	0.00	% to 0.50%	6.32	% to 6.86%
2023	4,169	1.56	to 1.63	6,503	1.64%	0.00	% to 0.50%	15.64	% to 16.22%
2022	4,521	1.35	to 1.41	6,099	0.77%	0.00	% to 0.50%	(22.25	)% to (21.86)%
2021	20,944	1.73	to 1.80	36,584	0.91%	0.00	% to 0.50%	4.63	% to 5.16%
2020	33,404	1.66	to 1.71	55,903	0.25%	0.00	% to 0.50%	23.27	% to 23.89%
Fidelity VIP Asset Mgr Growth IC
2024	57,900	3.19		184,901	1.71%	0.25%		10.53%
2023	67,676	2.89		195,519	1.79%	0.25%		16.08%
2022	84,431	2.49		210,123	1.82%	0.25%		(17.09)%
2021	90,529	3.00		271,719	0.10%	0.25%		13.68%
2020	402,607	2.64		1,062,810	1.10%	0.25%		16.97%
Fidelity VIP Asset Mgr IC
2024	11,623	3.17		36,849	2.40%	0.25%		8.22%
2023	13,444	2.93		39,380	2.05%	0.25%		12.66%
2022	21,388	2.60		55,600	2.15%	0.25%		(15.15)%
2021	22,246	3.06		68,155	1.69%	0.25%		9.65%
2020	22,326	2.79		62,382	1.60%	0.25%		14.58%
Fidelity VIP Balanced IC
2024	29,942	5.32		159,159	1.82%	0.25%		15.63%
2023	30,796	4.60		141,571	1.71%	0.25%		21.23%
2022	37,916	3.79		143,785	1.27%	0.25%		(18.15)%
2021	39,205	4.63		181,627	0.94%	0.25%		17.97%
2020	40,063	3.93		157,336	1.44%	0.25%		22.08%
Fidelity VIP Contrafund IC
2024	137,161	16.93		2,321,362	0.19%	0.25%		33.46%
2023	143,432	12.68		1,818,964	0.48%	0.25%		33.12%
2022	165,536	9.53		1,577,017	0.42%	0.25%		(26.50)%
2021	222,600	12.96		2,885,156	0.08%	0.25%		27.52%
2020	326,699	10.17		3,320,766	0.25%	0.25%		30.24%
Fidelity VIP Dscplnd Sm Cap IC
2024	4,709	4.02		18,955	1.03%	0.25%		16.58%
2023	5,578	3.45		19,258	1.07%	0.25%		20.66%
2022	5,698	2.86		16,301	0.87%	0.25%		(18.44)%
2021	5,677	3.51		19,914	0.22%	0.25%		20.36%
2020	25,084	2.91		73,074	0.80%	0.25%		18.16%
(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Fidelity VIP Dynamic Cap App IC
2024	3,949	$7.79		$30,777	0.22%	0.25%		25.21%
2023	4,088	6.22		25,447	0.45%	0.25%		28.75%
2022	8,751	4.83		42,299	0.31%	0.25%		(21.07)%
2021	9,168	6.12		56,139	0.38%	0.25%		24.32%
2020	14,862	4.92		73,195	0.24%	0.25%		33.27%
Fidelity VIP Emerging Markets IC
2024	9,259	1.52		14,076	1.43%	0.25%		9.76%
2023	9,606	1.38		13,304	2.18%	0.25%		9.39%
2022	10,429	1.27		13,202	1.41%	0.25%		(20.31)%
2021	15,888	1.59		25,235	0.73%	0.25%		(2.49)%
2020	63,510	1.63		103,414	0.86%	0.25%		30.94%
Fidelity VIP Equity-Income IC
2024	92,324	3.26	to 7.75	709,382	1.86%	0.00	% to 0.50%	14.77	% to 15.35%
2023	89,560	2.82	to 6.75	599,229	1.84%	0.00	% to 0.50%	10.10	% to 10.65%
2022	100,112	2.55	to 6.13	607,358	1.61%	0.00	% to 0.50%	(5.43	)% to (4.96)%
2021	136,503	2.68	to 6.48	872,461	1.49%	0.00	% to 0.50%	24.27	% to 24.89%
2020	281,565	2.15	to 5.22	1,439,064	1.82%	0.00	% to 0.50%	6.16	% to 6.69%
Fidelity VIP Freedom 2010 IC
2024	7,028	2.38		16,717	3.68%	0.25%		5.11%
2023	6,929	2.26		15,680	4.05%	0.25%		9.20%
2022	6,824	2.07		14,142	2.20%	0.25%		(13.74)%
2021	6,703	2.40		16,104	1.06%	0.25%		5.63%
2020	6,634	2.28		15,091	2.61%	0.25%		12.21%
Fidelity VIP Freedom 2015 IC
2024	603	2.56		1,527	3.29%	0.25%		6.25%
2023	580	2.41		1,380	3.74%	0.25%		10.67%
2022	565	2.18		1,213	2.18%	0.25%		(14.81)%
2021	536	2.56		1,353	1.13%	0.25%		7.43%
2020	449	2.38		1,051	1.22%	0.25%		13.56%
Fidelity VIP Freedom 2020 IC
2024	340	2.71		919	1.80%	0.25%		7.44%
2023	2,269	2.52		5,723	2.65%	0.25%		12.12%
2022	2,532	2.25		5,696	1.68%	0.25%		(15.90)%
2021	2,412	2.68		6,452	0.97%	0.25%		9.20%
2020	1,770	2.45		4,335	1.74%	0.25%		14.77%
Fidelity VIP Freedom 2025 IC
2024	5,126	2.96		15,186	1.95%	0.25%		8.19%
2023	5,272	2.74		14,436	2.27%	0.25%		13.33%
2022	5,886	2.42		14,220	1.65%	0.25%		(16.64)%
2021	4,911	2.90		14,232	0.91%	0.25%		10.56%
2020	4,669	2.62		12,239	1.03%	0.25%		15.66%
Fidelity VIP Freedom 2030 IC
2024	28,193	3.12		87,958	2.91%	0.25%		9.13%
2023	18,962	2.86		54,208	2.60%	0.25%		14.41%
2022	17,075	2.50		42,663	1.83%	0.25%		(17.08)%
2021	20,980	3.01		63,217	1.24%	0.25%		12.09%
2020	16,616	2.69		44,667	1.15%	0.25%		16.60%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Fidelity VIP Freedom 2035 IC
2024	735	$4.81	$3,518	1.76%	0.25%	10.75%
2023	1,281	4.34	5,547	2.24%	0.25%	16.56%
2022	1,322	3.73	4,911	2.08%	0.25%	(17.90)%
2021	766	4.54	3,456	0.71%	0.25%	15.17%
2020	1,120	3.94	4,395	1.09%	0.25%	17.98%
Fidelity VIP Freedom 2040 IC
2024	97	5.17	494	0.74%	0.25%	12.81%
2023	290	4.58	1,321	1.97%	0.25%	18.63%
2022	268	3.86	1,027	0.92%	0.25%	(18.46)%
2021	891	4.74	4,210	0.56%	0.25%	17.54%
2020	2,048	4.03	8,244	0.55%	0.25%	18.98%
Fidelity VIP Freedom 2045 IC
2024	503	5.27	2,628	1.13%	0.25%	13.55%
2023	611	4.64	2,817	1.64%	0.25%	19.17%
2022	578	3.90	2,239	1.72%	0.25%	(18.46)%
2021	495	4.78	2,343	1.00%	0.25%	17.53%
2020	509	4.07	2,054	1.08%	0.25%	18.97%
Fidelity VIP Freedom 2050 IC
2024	13,795	5.33	73,475	1.27%	0.25%	13.55%
2023	15,425	4.69	72,352	2.38%	0.25%	19.15%
2022	734	3.94	2,887	0.57%	0.25%	(18.43)%
2021	23,587	4.83	113,829	1.01%	0.25%	17.54%
2020	715	4.11	2,933	0.74%	0.25%	18.98%
Fidelity VIP Freedom Income IC
2024	3,721	1.91	7,109	3.75%	0.25%	4.19%
2023	3,757	1.84	6,889	4.31%	0.25%	7.64%
2022	3,794	1.71	6,464	2.29%	0.25%	(12.27)%
2021	3,822	1.95	7,424	1.03%	0.25%	3.09%
2020	3,941	1.89	7,427	4.61%	0.25%	10.20%
Fidelity VIP Funds Mgr 20% SC
2024	3,242	1.86	6,040	3.37%	0.25%	5.16%
2023	3,778	1.77	6,693	4.23%	0.25%	7.88%
2022	2,607	1.64	4,279	2.72%	0.25%	(9.82)%
2021	1,437	1.82	2,611	1.18%	0.25%	3.48%
2020	847	1.76	1,486	1.24%	0.25%	7.84%
Fidelity VIP Funds Mgr 50% SC
2024	11	3.00	34	6.60%	0.25%	8.23%
2023	12	2.77	33	0.26%	0.25%	12.57%
2022	320	2.46	785	1.99%	0.25%	(14.13)%
2021	294	2.86	840	1.10%	0.25%	9.74%
2020	296	2.61	769	1.10%	0.25%	13.78%
Fidelity VIP Funds Mgr 60% SC
2024	17	3.49	47	2.83%	0.25%	9.30%
2023	17	3.19	44	3.47%	0.25%	13.89%
2022	14	2.80	31	0.97%	0.25%	(15.27)%
2021	807	3.31	2,658	1.16%	0.25%	12.06%
2020	733	2.95	2,156	1.12%	0.25%	14.84%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Fidelity VIP Funds Mgr 70% SC
2024	240	$3.98		$962	2.06%	0.25%		10.59%
2023	244	3.60		881	2.32%	0.25%		15.43%
2022	241	3.12		753	1.81%	0.25%		(15.86)%
2021	224	3.71		831	1.18%	0.25%		14.31%
2020	191	3.24		619	0.98%	0.25%		15.81%
Fidelity VIP Funds Mgr 85% SC
2024	23,162	4.87		112,865	1.32%	0.25%		12.24%
2023	25,603	4.34		111,150	1.61%	0.25%		17.39%
2022	27,043	3.70		100,005	4.27%	0.25%		(17.21)%
2021	55	4.47		272	1.26%	0.25%		17.73%
2020	6	3.79		47	0.92%	0.25%		17.63%
Fidelity VIP Govt Money Mkt IC
2024	221,207	1.48		326,754	4.98%	0.25%		4.84%
2023	242,068	1.41		341,076	4.78%	0.25%		4.62%
2022	247,355	1.35		333,101	1.38%	0.25%		1.18%
2021	276,136	1.33		367,526	0.01%	0.25%		(0.24)%
2020	284,477	1.33		379,543	0.33%	0.25%		0.07%
Fidelity VIP Growth & Inc IC
2024	32,352	5.86		189,351	1.36%	0.25%		21.91%
2023	38,405	4.80		184,395	1.65%	0.25%		18.42%
2022	41,387	4.06		167,802	0.78%	0.25%		(5.19)%
2021	93,874	4.28		401,503	2.47%	0.25%		25.63%
2020	93,463	3.40		318,179	2.19%	0.25%		7.58%
Fidelity VIP Growth Opp IC
2024	55,892	9.15		511,575	0.00%	0.25%		38.54%
2023	60,527	6.61		399,880	0.00%	0.25%		45.29%
2022	65,473	4.55		297,726	0.00%	0.25%		(38.30)%
2021	66,727	7.37		491,814	0.00%	0.25%		11.66%
2020	85,944	6.60		567,301	0.01%	0.25%		68.24%
Fidelity VIP Growth Port IC
2024	201,411	6.54		1,317,328	0.00%	0.25%		30.06%
2023	236,785	5.03		1,190,775	0.12%	0.25%		35.90%
2022	273,529	3.70		1,012,233	0.61%	0.25%		(24.64)%
2021	283,674	4.91		1,393,111	0.00%	0.25%		22.91%
2020	906,922	4.00		3,624,177	0.07%	0.25%		43.53%
Fidelity VIP High lnc IC
2024	28,174	2.41	to 3.08	86,405	5.98%	0.00	% to 0.50%	8.43	% to 8.97%
2023	28,927	2.21	to 2.85	81,641	5.06%	0.00	% to 0.50%	9.93	% to 10.48%
2022	37,892	2.00	to 2.59	97,066	4.74%	0.00	% to 0.50%	(11.82	)% to (11.37)%
2021	43,717	2.26	to 2.94	126,703	4.04%	0.00	% to 0.50%	3.89	% to 4.41%
2020	215,216	2.16	to 2.83	598,604	6.35%	0.00	% to 0.50%	2.23	% to 2.75%
Fidelity VIP Index 500 IC
2024	176,093	6.06		1,067,671	1.28%	0.25%		24.58%
2023	179,218	4.87		872,222	1.51%	0.25%		25.88%
2022	206,702	3.87		799,173	1.39%	0.25%		(18.42)%
2021	231,171	4.74		1,095,538	1.27%	0.25%		28.26%
2020	235,873	3.70		871,560	1.76%	0.25%		17.94%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31			For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Fidelity VIP Intl Cap App IC
2024	13,114	$3.03	$39,658	0.70%	0.25%	7.92%
2023	12,032	2.80	33,715	0.38%	0.25%	27.18%
2022	13,292	2.21	29,286	0.28%	0.25%	(26.58)%
2021	13,691	3.00	41,088	0.00%	0.25%	12.06%
2020	30,184	2.68	80,871	0.31%	0.25%	21.93%
Fidelity VIP Invest Grade IC
2024	102,794	2.62	269,297	3.73%	0.25%	1.53%
2023	93,313	2.58	240,768	2.64%	0.25%	5.94%
2022	97,032	2.44	236,329	2.27%	0.25%	(13.18)%
2021	97,308	2.81	272,969	1.61%	0.25%	(0.85)%
2020	290,248	2.83	821,183	2.82%	0.25%	9.12%
Fidelity VIP Mid Cap IC
2024	97,681	10.25	1,001,125	0.52%	0.25%	17.20%
2023	112,781	8.75	986,276	0.60%	0.25%	14.79%
2022	122,956	7.62	936,722	0.49%	0.25%	(14.96)%
2021	132,870	8.96	1,190,270	0.52%	0.25%	25.29%
2020	189,179	7.15	1,352,638	0.65%	0.25%	17.89%
Fidelity VIP Overseas IC
2024	110,800	2.44	270,426	1.61%	0.25%	4.79%
2023	115,215	2.33	268,348	0.98%	0.25%	20.21%
2022	128,874	1.94	249,703	1.09%	0.25%	(24.67)%
2021	129,054	2.57	331,953	0.46%	0.25%	19.40%
2020	489,830	2.15	1,055,131	0.42%	0.25%	15.33%
Fidelity VIP Real Estate IC
2024	5,589	5.61	31,457	4.35%	0.25%	6.26%
2023	5,021	5.28	26,611	2.59%	0.25%	10.91%
2022	5,712	4.76	27,278	1.39%	0.25%	(27.69)%
2021	5,441	6.58	35,945	0.55%	0.25%	38.64%
2020	15,846	4.75	75,303	1.98%	0.25%	(6.78)%
Fidelity VIP Strat Income IC
2024	34,158	2.42	82,617	3.69%	0.25%	5.81%
2023	34,181	2.29	78,131	4.18%	0.25%	9.14%
2022	84,872	2.09	177,748	3.57%	0.25%	(11.48)%
2021	90,952	2.37	215,184	2.65%	0.25%	3.48%
2020	90,539	2.29	207,002	3.39%	0.25%	7.25%
Fidelity VIP Target Vol IC
2024	4,875	2.00	9,750	1.97%	0.25%	9.66%
2023	4,931	1.82	8,993	2.26%	0.25%	13.86%
2022	4,997	1.60	8,005	2.45%	0.25%	(15.74)%
2021	5,054	1.90	9,609	0.02%	0.25%	11.88%
2020	5,110	1.70	8,683	4.45%	0.25%	8.94%
Fidelity VIP Value IC
2024	28,033	5.93	166,175	1.31%	0.25%	11.09%
2023	27,753	5.34	148,084	1.28%	0.25%	19.49%
2022	28,987	4.47	129,442	1.31%	0.25%	(4.35)%
2021	29,612	4.67	138,248	1.74%	0.25%	29.83%
2020	29,709	3.60	106,830	1.52%	0.25%	5.99%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Fidelity VIP Value Strat IC
2024	1,985	$6.39		$12,781	0.97%	0.25%		9.13%
2023	2,209	5.86		13,022	0.79%	0.25%		20.55%
2022	7,373	4.86		35,894	1.03%	0.25%		(7.26)%
2021	9,370	5.24		49,163	1.57%	0.25%		33.27%
2020	9,737	3.93		38,333	1.33%	0.25%		7.99%
Invesco VI Global Sr I
2024	7,432	4.30	to 4.46	33,142	0.00%	0.00	% to 0.25%	15.78	% to 16.07%
2023	25,784	3.71	to 3.84	99,005	0.23%	0.00	% to 0.25%	34.40	% to 34.73%
2022	26,010	2.76	to 2.85	74,126	0.00%	0.00	% to 0.25%	(31.94	)% to (31.76)%
2021	25,704	4.06	to 4.18	107,355	0.00%	0.00	% to 0.25%	15.20	% to 15.49%
2020	27,523	3.52	to 3.62	99,384	0.72%	0.00	% to 0.25%	27.32	% to 27.64%
Invesco VI MS Sm Cap Sr I
2024	9,147	3.95	to 4.08	37,455	0.00%	0.00	% to 0.25%	12.40	% to 12.68%
2023	9,039	3.51	to 3.62	32,845	1.18%	0.00	% to 0.25%	17.84	% to 18.13%
2022	9,468	2.98	to 3.07	29,120	0.55%	0.00	% to 0.25%	(16.04	)% to (15.83)%
2021	9,314	3.55	to 3.65	34,037	0.38%	0.00	% to 0.25%	22.25	% to 22.55%
2020	9,763	2.90	to 2.97	29,110	0.67%	0.00	% to 0.25%	19.63	% to 19.93%
Janus Henderson Forty SS
2024	35,773	6.03	to 7.12	234,402	0.01%	0.00	% to 0.50%	27.50	% to 28.14%
2023	54,402	4.73	to 5.56	272,235	0.13%	0.00	% to 0.50%	38.96	% to 39.65%
2022	55,639	3.41	to 3.98	200,293	0.05%	0.00	% to 0.50%	(34.06	)% to (33.73)%
2021	71,136	5.17	to 6.01	384,852	0.00%	0.00	% to 0.50%	21.99	% to 22.60%
2020	166,323	4.23	to 4.90	760,155	0.16%	0.00	% to 0.50%	38.34	% to 39.03%
Janus Henderson Overseas SS
2024	110,123	1.87	to 2.33	219,426	1.43%	0.00	% to 0.50%	5.05	% to 5.58%
2023	77,687	1.78	to 2.21	151,940	1.41%	0.00	% to 0.50%	10.03	% to 10.58%
2022	111,620	1.62	to 2.00	197,671	1.55%	0.00	% to 0.50%	(9.29	)% to (8.84)%
2021	160,090	1.78	to 2.19	309,280	0.52%	0.00	% to 0.50%	12.72	% to 13.29%
2020	698,879	1.58	to 1.93	1,237,897	0.98%	0.00	% to 0.50%	15.44	% to 16.02%
Lord Abbett Mid Cap Stock
2024	11,564	3.55	to 3.96	42,878	0.23%	0.00	% to 0.25%	14.61	% to 14.90%
2023	25,728	3.09	to 3.46	81,215	0.46%	0.00	% to 0.25%	15.13	% to 15.42%
2022	27,048	2.68	to 3.00	74,031	0.81%	0.00	% to 0.25%	(11.44	)% to (11.21)%
2021	27,468	3.02	to 3.39	84,801	0.58%	0.00	% to 0.25%	28.38	% to 28.70%
2020	28,515	2.34	to 2.64	68,446	1.14%	0.00	% to 0.25%	2.24	% to 2.50%
Macquarie VIP Balanced Ser Cl
2024	362,896	4.57	to 7.16	2,545,740	1.29%	0.00	% to 0.50%	15.02	% to 15.60%
2023	389,797	3.95	to 6.23	2,383,744	0.75%	0.00	% to 0.50%	15.45	% to 16.03%
2022	457,182	3.41	to 5.39	2,423,308	1.12%	0.00	% to 0.50%	(16.48	)% to (16.06)%
2021	515,970	4.06	to 6.46	3,263,075	0.96%	0.00	% to 0.50%	15.39	% to 15.97%
2020	616,478	3.50	to 5.60	3,349,903	1.42%	0.00	% to 0.50%	13.54	% to 14.11%
Macquarie VIP Core Equity Ser Cl
2024	19,429	5.64	to 6.65	124,799	0.34%	0.00	% to 0.50%	25.06	% to 25.69%
2023	20,733	4.48	to 5.32	106,201	0.38%	0.00	% to 0.50%	22.91	% to 23.52%
2022	22,976	3.63	to 4.33	95,549	0.31%	0.00	% to 0.50%	(17.74	)% to (17.33)%
2021	58,694	4.39	to 5.26	292,931	0.49%	0.00	% to 0.50%	28.30	% to 28.94%
2020	102,204	3.41	to 4.10	395,686	0.53%	0.00	% to 0.50%	20.91	% to 21.52%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Macquarie VIP High Income Ser Cl
2024	5,895	$1.51	to 1.60	$9,136	6.23%	0.00	% to 0.50%	5.66	% to 6.20%
2023	5,711	1.43	to 1.51	8,366	6.20%	0.00	% to 0.50%	11.20	% to 11.75%
2022	5,813	1.29	to 1.35	7,640	6.48%	0.00	% to 0.50%	(11.41	)% to (10.97)%
2021	5,971	1.45	to 1.52	8,834	7.87%	0.00	% to 0.50%	5.53	% to 6.06%
2020	6,074	1.37	to 1.43	8,490	7.08%	0.00	% to 0.50%	5.50	% to 6.03%
Macquarie VIP Intl Core Equity Ser Cl
2024	43,790	2.27	to 5.57	175,124	1.11%	0.00	% to 0.50%	3.27	% to 3.79%
2023	57,476	2.19	to 5.39	240,198	1.59%	0.00	% to 0.50%	15.05	% to 15.63%
2022	59,857	1.89	to 4.69	215,059	2.77%	0.00	% to 0.50%	(14.73	)% to (14.30)%
2021	88,188	2.21	to 5.50	393,037	0.90%	0.00	% to 0.50%	13.61	% to 14.18%
2020	302,443	1.93	to 4.84	1,221,880	1.54%	0.00	% to 0.50%	6.65	% to 7.19%
Macquarie VIP Science & Tech Ser Cl
2024	4,072	7.84	to 8.19	33,244	0.00%	0.00	% to 0.25%	30.26	% to 30.59%
2023	5,281	6.02	to 6.27	33,039	0.00%	0.00	% to 0.50%	38.72	% to 39.06%
2022	5,765	4.34	to 4.51	25,940	0.00%	0.00	% to 0.25%	(32.01	)% to (31.84)%
2021	5,218	6.38	to 6.62	34,443	0.00%	0.00	% to 0.25%	14.88	% to 15.17%
2020	5,533	5.55	to 5.74	31,712	0.00%	0.00	% to 0.25%	35.02	% to 35.36%
Macquarie VIP Small Cap Growth Ser Cl
2024	8,877	3.25	to 7.87	64,858	0.00%	0.00	% to 0.50%	13.69	% to 14.26%
2023	8,902	2.85	to 6.91	57,204	0.00%	0.00	% to 0.50%	12.47	% to 13.04%
2022	9,272	2.52	to 6.13	52,805	0.00%	0.00	% to 0.50%	(27.13	)% to (26.77)%
2021	18,373	3.44	to 8.39	141,280	1.13%	0.00	% to 0.50%	3.47	% to 3.99%
2020	21,892	3.31	to 8.09	164,936	0.00%	0.00	% to 0.50%	36.98	% to 37.66%
Macquarie VIP Smid Cap Core Ser Cl
2024	25,882	3.89	to 8.26	205,201	0.30%	0.00	% to 0.50%	13.69	% to 14.26%
2023	25,939	3.40	to 7.24	180,133	0.21%	0.00	% to 0.50%	15.09	% to 15.66%
2022	25,712	2.94	to 6.28	154,717	0.00%	0.00	% to 0.50%	(15.23	)% to (14.81)%
2021	37,018	3.45	to 7.39	258,610	0.00%	0.00	% to 0.50%	20.18	% to 20.78%
2020	170,544	2.86	to 6.13	1,033,332	0.00%	0.00	% to 0.50%	6.49	% to 7.02%
Macquarie VIP Value Ser Cl
2024	45,220	3.28	to 7.47	333,930	1.62%	0.00	% to 0.50%	5.93	% to 6.47%
2023	53,824	3.08	to 7.05	356,072	1.51%	0.00	% to 0.50%	7.81	% to 8.35%
2022	54,046	2.84	to 6.54	331,761	1.44%	0.00	% to 0.50%	(5.47	)% to (5.00)%
2021	63,962	2.99	to 6.92	412,509	1.82%	0.00	% to 0.50%	30.52	% to 31.18%
2020	171,218	2.28	to 5.30	702,326	1.73%	0.00	% to 0.50%	1.48	% to 1.98%
MFS Emrg Mkt Eq IC
2024	6,432	1.19	to 1.23	7,899	2.47%	0.00	% to 0.25%	11.33	% to 11.61%
2023	8,510	1.07	to 1.10	9,371	1.43%	0.00	% to 0.25%	10.62	% to 10.90%
2022	9,969	.97	to 1.00	9,903	4.18%	0.00	% to 0.25%	(19.92	)% to (19.72)%
2021	9,123	1.21	to 1.24	11,287	0.49%	0.00	% to 0.25%	(6.98	)% to (6.75)%
2020	8,707	1.30	to 1.33	11,550	3.16%	0.00	% to 0.25%	10.29	% to 10.57%
MFS Total Return Bond Ser IC
2024	1,365	1.40	to 1.45	1,984	4.25%	0.00	% to 0.25%	2.29	% to 2.55%
2023	1,317	1.36	to 1.41	1,865	3.19%	0.00	% to 0.25%	7.11	% to 7.38%
2022	1,165	1.27	to 1.31	1,537	2.83%	0.00	% to 0.25%	(14.15	)% to (13.93)%
2021	1,186	1.48	to 1.53	1,819	2.70%	0.00	% to 0.25%	(1.06	)% to (0.81)%
2020	1,148	1.50	to 1.54	1,774	3.49%	0.00	% to 0.25%	8.20	% to 8.47%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Morningstar Balanced ETF Cl I
2024	41,860	$1.71	to 1.81	$73,575	1.94%	0.00	% to 0.50%	9.95	% to 10.50%
2023	46,186	1.56	to 1.63	73,402	2.41%	0.00	% to 0.50%	12.55	% to 13.11%
2022	43,901	1.38	to 1.44	61,880	1.82%	0.00	% to 0.50%	(13.04	)% to (12.60)%
2021	49,029	1.59	to 1.65	79,349	1.25%	0.00	% to 0.50%	10.45	% to 11.00%
2020	94,475	1.44	to 1.49	138,250	2.49%	0.00	% to 0.50%	8.86	% to 9.41%
Morningstar Growth ETF Cl I
2024	44,085	1.96	to 2.07	88,905	1.76%	0.00	% to 0.50%	12.32	% to 12.88%
2023	40,990	1.75	to 1.84	73,414	2.13%	0.00	% to 0.50%	15.03	% to 15.61%
2022	39,634	1.52	to 1.59	61,557	1.52%	0.00	% to 0.50%	(13.40	)% to (12.96)%
2021	51,495	1.76	to 1.82	91,920	1.27%	0.00	% to 0.50%	14.52	% to 15.09%
2020	75,837	1.53	to 1.58	118,054	2.40%	0.00	% to 0.50%	9.71	% to 10.26%
Morningstar Inc & Gro Asset All Cl I
2024	700	1.48	to 1.56	1,053	2.73%	0.00	% to 0.50%	7.66	% to 8.20%
2023	536	1.38	to 1.44	749	3.03%	0.00	% to 0.50%	10.44	% to 10.99%
2022	389	1.25	to 1.30	493	0.04%	0.00	% to 0.50%	(12.75	)% to (12.31)%
2021	16,955	1.43	to 1.48	24,664	1.25%	0.00	% to 0.50%	6.13	% to 6.66%
2020	41,227	1.34	to 1.39	56,370	2.70%	0.00	% to 0.50%	8.18	% to 8.73%
Pioneer Mid Cap Value VCT Cl I
2024	1,836	3.76	to 3.90	7,194	0.91%	0.00	% to 0.25%	10.66	% to 10.94%
2023	3,185	3.40	to 3.51	11,222	1.80%	0.00	% to 0.25%	12.18	% to 12.46%
2022	4,008	3.03	to 3.12	12,549	1.92%	0.00	% to 0.25%	(5.87	)% to (5.64)%
2021	4,389	3.22	to 3.31	14,560	0.88%	0.00	% to 0.25%	29.35	% to 29.67%
2020	4,726	2.49	to 2.55	12,087	1.10%	0.00	% to 0.25%	1.88	% to 2.14%
SFT Core Bond Cl 1
2024	18,127	1.26	to 1.30	23,528	0.00%	0.00	% to 0.25%	0.73	% to 0.99%
2023	18,626	1.25	to 1.29	23,935	0.00%	0.00	% to 0.25%	5.72	% to 5.98%
2022	19,217	1.19	to 1.22	23,296	0.00%	0.00	% to 0.25%	(14.15	)% to (13.93)%
2021	19,973	1.38	to 1.41	28,132	0.00%	0.00	% to 0.25%	(0.54	)% to (0.29)%
2020	21,070	1.39	to 1.42	29,768	0.00%	0.00	% to 0.25%	6.88	% to 7.15%
SFT Core Bond Cl 2
2024	13,021,667	2.20	to 2.64	28,743,229	0.00%	0.00	% to 0.50%	0.23	% to 0.73%
2023	14,312,433	2.19	to 2.63	31,351,636	0.00%	0.00	% to 0.50%	5.19	% to 5.72%
2022	15,349,970	2.07	to 2.50	31,805,794	0.00%	0.00	% to 0.50%	(14.59	)% to (14.17)%
2021	16,141,451	2.41	to 2.93	38,979,013	0.00%	0.00	% to 0.50%	(1.03	)% to (0.54)%
2020	18,545,568	2.42	to 2.96	45,358,084	0.00%	0.00	% to 0.50%	6.35	% to 6.88%
SFT Govt Money Market
2024	533,315	1.58	to 1.59	840,848	4.50%	0.00	% to 0.50%	4.08	% to 4.60%
2023	481,100	1.51	to 1.52	726,063	4.37%	0.00	% to 0.50%	3.94	% to 4.46%
2022	505,801	1.45	to 1.47	732,228	1.06%	0.00	% to 0.50%	0.61	% to 1.11%
2021	560,288	1.43	to 1.46	804,036	0.00%	0.00	% to 0.50%	(0.50	)% to 0.00%
2020	1,148,305	1.43	to 1.46	1,655,150	0.18%	0.00	% to 0.50%	(0.29	)% to 0.21%
SFT Index 400 MC Cl 1
2024	1,092	3.75	to 3.87	4,445	0.00%	0.00	% to 0.25%	13.29	% to 13.58%
2023	1,053	3.31	to 3.41	3,779	0.00%	0.00	% to 0.25%	15.70	% to 15.99%
2022	1,064	2.86	to 2.94	3,291	0.00%	0.00	% to 0.25%	(13.60	)% to (13.38)%
2021	1,074	3.31	to 3.39	3,833	0.00%	0.00	% to 0.25%	23.99	% to 24.30%
2020	1,239	2.67	to 2.73	3,533	0.00%	0.00	% to 0.25%	13.06	% to 13.34%
(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
SFT Index 400 MC Cl 2
2024	893,839	$9.16	to 11.14	$8,713,631	0.00%	0.00	% to 0.50%	12.73	% to 13.30%
2023	985,793	8.12	to 9.85	8,487,331	0.00%	0.00	% to 0.50%	15.12	% to 15.70%
2022	1,076,766	7.06	to 8.54	8,023,598	0.00%	0.00	% to 0.50%	(14.03	)% to (13.60)%
2021	1,152,513	8.21	to 9.91	9,963,029	0.00%	0.00	% to 0.50%	23.37	% to 23.99%
2020	1,433,979	6.65	to 8.01	10,171,036	0.00%	0.00	% to 0.50%	12.49	% to 13.06%
SFT Index 500 Cl 1
2024	28,027	5.27	to 5.44	150,912	0.00%	0.00	% to 0.25%	24.44	% to 24.75%
2023	59,093	4.24	to 4.36	256,513	0.00%	0.00	% to 0.25%	25.71	% to 26.03%
2022	61,722	3.37	to 3.46	212,654	0.00%	0.00	% to 0.25%	(18.48	)% to (18.27)%
2021	63,145	4.13	to 4.24	266,258	0.00%	0.00	% to 0.25%	28.03	% to 28.35%
2020	64,013	3.23	to 3.30	210,374	0.00%	0.00	% to 0.25%	17.91	% to 18.20%
SFT Index 500 Cl 2
2024	5,597,117	10.29	to 14.24	60,441,737	0.00%	0.00	% to 0.50%	23.82	% to 24.44%
2023	5,469,221	8.27	to 11.50	47,933,987	0.00%	0.00	% to 0.50%	25.09	% to 25.71%
2022	5,761,849	6.58	to 9.19	40,283,680	0.00%	0.00	% to 0.50%	(18.88	)% to (18.47)%
2021	6,990,192	8.07	to 11.33	61,535,166	0.00%	0.00	% to 0.50%	27.39	% to 28.03%
2020	8,014,231	6.30	to 8.90	54,710,599	0.00%	0.00	% to 0.50%	17.32	% to 17.91%
SFT Macquarie Growth
2024	86,969	6.54	to 13.92	1,185,122	0.00%	0.00	% to 0.50%	23.33	% to 23.95%
2023	84,174	5.27	to 11.29	926,550	0.00%	0.00	% to 0.50%	37.27	% to 37.96%
2022	88,944	3.82	to 8.22	711,198	0.00%	0.00	% to 0.50%	(27.52	)% to (27.15)%
2021	96,066	5.25	to 11.35	1,051,744	0.00%	0.00	% to 0.50%	29.64	% to 30.29%
2020	110,161	4.03	to 8.75	917,098	0.00%	0.00	% to 0.50%	30.04	% to 30.69%
SFT Macquarie Small Cap Growth
2024	14,778	3.44	to 7.02	94,613	0.00%	0.00	% to 0.50%	13.55	% to 14.12%
2023	15,899	3.01	to 6.18	89,715	0.00%	0.00	% to 0.50%	12.23	% to 12.79%
2022	16,822	2.67	to 5.51	84,559	0.00%	0.00	% to 0.50%	(27.24	)% to (26.87)%
2021	29,573	3.65	to 7.57	203,521	0.00%	0.00	% to 0.50%	4.06	% to 4.58%
2020	51,794	3.49	to 7.27	350,575	0.00%	0.00	% to 0.50%	35.58	% to 36.26%
SFT Real Estate Cl 1
2024	13,884	2.34	to 2.42	33,516	0.00%	0.00	% to 0.25%	6.15	% to 6.42%
2023	13,787	2.21	to 2.27	31,275	0.00%	0.00	% to 0.25%	11.95	% to 12.22%
2022	14,393	1.97	to 2.02	29,096	0.00%	0.00	% to 0.25%	(26.28	)% to (26.10)%
2021	14,396	2.67	to 2.74	39,377	0.00%	0.00	% to 0.25%	44.05	% to 44.41%
2020	14,684	1.86	to 1.90	27,815	0.00%	0.00	% to 0.25%	(2.83	)% to (2.59)%
SFT Real Estate Cl 2
2024	15,243	5.58	to 6.25	91,424	0.00%	0.00	% to 0.50%	5.62	% to 6.15%
2023	16,057	5.28	to 5.89	90,885	0.00%	0.00	% to 0.50%	11.39	% to 11.94%
2022	18,801	4.74	to 5.26	95,615	0.00%	0.00	% to 0.50%	(26.65	)% to (26.29)%
2021	43,140	6.46	to 7.13	293,986	0.00%	0.00	% to 0.50%	43.33	% to 44.05%
2020	206,475	4.51	to 4.95	976,660	0.00%	0.00	% to 0.50%	(3.32	)% to (2.83)%
SFT Wellington Core Equity Cl 1
2024 (b)	15,236	3.30	to 15.77	231,813	0.00%	(0.21	)% to 0.29%	24.98	% to 25.61%
2023 (c)	17,712	2.64	to 12.61	217,842	0.00%	(0.23	)% to 0.27%	20.69	% to 21.30%
2022 (d)	21,531	2.19	to 10.45	221,813	0.00%	(0.20	)% to 0.30%	(19.49	)% to (19.09)%
2021 (e)	43,607	2.72	to 12.98	532,881	0.00%	(0.22	)% to 0.28%	23.84	% to 24.46%
2020 (f)	48,288	2.19	to 10.48	481,328	0.00%	(0.22	)% to 0.28%	17.92	% to 18.51%

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(7)  Financial Highlights – (continued)

	At December 31				For the years or periods ended December 31
	Units Outstanding	Unit Value lowest to highest		Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**		Total Return lowest to highest***
Van Eck VIP Global Resources
2024	9,194	$1.05	to 1.09	$9,480	2.49%	0.00	% to 0.25%	(3.08	)% to (2.83)%
2023	7,323	1.08	to 1.13	7,650	2.98%	0.00	% to 0.25%	(3.82	)% to (3.58)%
2022	6,295	1.12	to 1.17	6,734	1.70%	0.00	% to 0.25%	8.12	% to 8.39%
2021	5,291	1.04	to 1.08	5,131	0.45%	0.00	% to 0.25%	18.62	% to 18.92%
2020	5,345	0.88	to 0.91	4,364	0.98%	0.00	% to 0.25%	18.81	% to 19.11%
Vanguard VIF Diversified Value
2024	13,336	2.56	to 2.70	34,361	1.33%	0.00	% to 0.50%	14.31	% to 14.89%
2023	6,987	2.24	to 2.35	15,829	1.39%	0.00	% to 0.50%	19.53	% to 20.13%
2022	7,047	1.87	to 1.95	13,333	1.34%	0.00	% to 0.50%	(11.93	)% to (11.49)%
2021	14,895	2.12	to 2.21	32,128	2.61%	0.00	% to 0.50%	29.81	% to 30.47%
2020	93,028	1.64	to 1.69	154,719	2.58%	0.00	% to 0.50%	11.22	% to 11.78%
Vanguard VIF Total Bond Market
2024	6,701	1.11	to 1.17	7,587	2.96%	0.00	% to 0.50%	0.74	% to 1.24%
2023	5,371	1.10	to 1.16	6,024	2.44%	0.00	% to 0.50%	5.05	% to 5.58%
2022	4,240	1.05	to 1.09	4,512	2.55%	0.00	% to 0.50%	(13.65	)% to (13.21)%
2021	14,150	1.21	to 1.26	17,467	4.39%	0.00	% to 0.50%	(2.21	)% to (1.72)%
2020	57,380	1.24	to 1.28	72,356	2.40%	0.00	% to 0.50%	7.04	% to 7.58%

*  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Sub-Account does not record investment income. For periods less than one year, the ratios have been annualized.

**  This ratio represents the annualized policy expenses of the Account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

***  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual policy total returns may not be within the ranges presented depending on the timing of when new products, if any, become available during the year.

(a)  For the period from September 29, 2023 through December 31, 2023.

(b)  For the year ended December 31, 2024, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 2 resulting in a reduction of the expense ratio of 0.21%.

(c)  For the year ended December 31, 2023, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.23%.

(d)  For the year ended December 31, 2022, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.20%.

(e)  For the year ended December 31, 2021, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.22%.

(f)  For the year ended December 31, 2020, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.22%.

(Continued)

Minnesota Life Variable Universal Life Account
Notes to Financial Statements

(8)  Subsequent Events

Management has evaluated subsequent events through March 21, 2025, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

MINNESOTA LIFE INSURANCE COMPANY

Statutory Financial Statements
and Financial Statement Schedules

December 31, 2024

KPMG LLP

Suite 600

350 N. 5th Street

Minneapolis, MN 55401

Independent Auditors’ Report

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

Opinions

We have audited the financial statements of Minnesota Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024 in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

2

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories, the summary investment schedule and the schedule of supplemental reinsurance risks interrogatories is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Minneapolis, Minnesota
March 27, 2025

3

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
December 31, 2024 and 2023
(in thousands)

	2024	2023
Admitted Assets
Bonds	$21,839,496	$20,806,504
Common stocks	425,477	348,981
Mortgage loans, net	5,777,094	5,558,251
Derivative instruments	1,000,352	955,319
Other invested assets	1,819,072	1,777,598
Policy loans	1,140,199	897,870
Investments in affiliated companies	546,243	513,456
Cash, cash equivalents and short-term investments	353,429	514,774
Total invested assets	32,901,362	31,372,753

Premiums deferred and uncollected	160,171	133,510
Current income tax recoverable	45,754	—
Deferred income taxes	200,721	70,870
Other assets	634,007	599,963
Total assets, excluding separate accounts	33,942,015	32,177,096

Separate account assets	29,478,601	30,067,358
Total assets	$63,420,616	$62,244,454

Liabilities and Capital and Surplus

Liabilities:
Policy reserves:
Life insurance	$16,114,491	$14,767,418
Annuities and other fund deposits	10,278,883	10,172,835
Accident and health	214,957	207,123
Policy claims in process of settlement	485,364	462,694
Dividends payable to policyholders	2,603	2,603
Other policy liabilities	1,704,586	1,616,019
Asset valuation reserve	473,470	439,072
Current income tax liability	—	10,029
Accrued commissions and expenses	186,260	154,182
Other liabilities	1,173,173	1,071,228
Total liabilities, excluding separate accounts	30,633,787	28,903,203

Separate account liabilities	29,478,601	30,065,291
Total liabilities	60,112,388	58,968,494

Capital and surplus:
Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding	5,000	5,000
Additional paid in capital	596,540	566,540
Surplus notes	118,000	118,000
Unassigned surplus	2,588,688	2,586,420
Total capital and surplus	3,308,228	3,275,960
Total liabilities and capital and surplus	$63,420,616	$62,244,454

See accompanying notes to statutory financial statements.

4

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Operations and Capital and Surplus
Years ended December 31, 2024, 2023 and 2022
(in thousands)

	2024	2023	2022
Statements of Operations

Revenues:
Premiums	$3,506,490	$2,875,862	$1,458,181
Annuity considerations	1,334,144	1,459,890	2,566,368
Net investment income	1,127,447	1,045,350	1,038,635
Investment management, administration and contract guarantee fees	130,901	136,842	212,450
Other income	258,285	395,477	692,530
Change in modified coinsurance on separate accounts	40,083	1,891,277	19,482,324
Total revenues	6,397,350	7,804,698	25,450,488

Benefits and expenses:
Policyholder benefits	5,661,200	4,208,208	5,378,173
Increase (decrease) in policy reserves	1,392,156	1,405,294	(1,964,368)
General insurance expenses and taxes	443,929	573,165	995,612
Salaries and wages	267,824	260,823	305,843
Group service and administration fees	85,592	78,974	70,864
Commissions	598,260	558,149	587,244
Separate account transfers, net	(1,840,467)	(989,703)	368,960
Change in modified coinsurance on separate accounts	40,083	1,891,277	19,482,324
Total benefits and expenses	6,648,577	7,986,187	25,224,652

Gain (loss) from operations before dividends, federal income taxes and net realized capital gains (losses)	(251,227)	(181,489)	225,836

Dividends to policyholders	2,792	2,869	(18,467)
Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses)	(254,019)	(184,358)	244,303

Federal income tax expense (benefit)	(48,987)	(85,731)	93,024
Gain (loss) from operations before net realized capital gains (losses)	(205,032)	(98,627)	151,279

Net realized capital gains (losses), net of transfers to interest maintenance reserve and federal income taxes	251,240	(74,400)	(247,142)
Net income (loss)	$46,208	$(173,027)	$(95,863)

Statements of Capital and Surplus

Capital and surplus, beginning of year	$3,275,960	$3,284,929	$3,402,930
Net income (loss)	46,208	(173,027)	(95,863)
Net change in unrealized capital gains and losses	(1,846)	192,208	(365,743)
Net change in deferred income tax	236,480	97,926	(138,260)
Change in asset valuation reserve	(34,398)	(102,914)	115,435
Net change in separate account surplus	173	672	(3,168)
Dividends to stockholder	(5,000)	(104,993)	(4,998)
Change in unauthorized reinsurance	(1,667)	(249)	(173)
Change in non-admitted assets	(102,239)	(23,029)	(14,529)
Change in reserves due to change in valuation basis	(68,888)	8,470	—
Capital contribution	30,000	250,000	—
Other, net	(66,555)	(154,033)	389,298
Capital and surplus, end of year	$3,308,228	$3,275,960	$3,284,929

See accompanying notes to statutory financial statements.

5

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2024, 2023 and 2022
(in thousands)

	2024	2023	2022
Cash Flow from Operating Activities

Revenues:
Premiums and annuity considerations	$5,178,016	$4,985,330	$7,914,960
Net investment income	1,116,945	1,060,381	1,071,877
Total receipts	6,294,961	6,045,711	8,986,837

Benefits and expenses paid:
Policyholder benefits	5,640,537	4,538,522	5,441,727
Dividends to policyholders	87	2,090	13,111
Commissions and expenses	1,318,513	1,334,951	1,442,904
Separate account transfer, net	(1,824,864)	(1,169,405)	339,145
Federal income taxes	62,418	(110,566)	(73,846)
Total payments	5,196,691	4,595,592	7,163,041

Cash provided from operations	1,098,270	1,450,119	1,823,796

Cash Flow from Investing Activities

Proceeds from investments sold, matured or repaid:
Bonds	2,875,650	1,775,093	3,153,097
Common stocks	128,973	194,978	306,975
Mortgage loans	382,603	426,417	623,724
Derivative instruments	406,187	296,299	(106,138)
Other invested assets	152,120	100,430	145,115
Separate account redemptions	250	8,218	172
	3,945,783	2,801,435	4,122,945

Cost of investments acquired:
Bonds	3,937,057	2,163,438	3,976,616
Common stocks	165,299	143,359	270,652
Mortgage loans	600,628	724,650	1,089,480
Derivative instruments	190,248	361,963	376,423
Other invested assets	141,224	152,449	185,319
Separate account investments	(2,000)	(11,950)	(1,044)
Securities in transit, net	(3,686)	83,340	105,004
Other provided, net	244,718	320,156	154,665
	5,273,488	3,937,405	6,157,115

Cash applied to investing	(1,327,705)	(1,135,970)	(2,034,170)

Cash Flow from Financing and Miscellaneous Activities

Borrowed money, net	—	(120,000)	—
Net deposits on deposit-type contract funds	34,792	(109,763)	111,156
Dividend paid to stockholder	—	(100,000)	—
Capital contribution	30,000	250,000	—
Other cash provided (applied)	3,298	82,530	(38,354)

Cash provided by financing	68,090	2,767	72,802

Reconciliation of Cash, Cash Equivalents and Short-term Investments

Net change in cash, cash equivalents and short-term investments	(161,345)	316,916	(137,572)
Beginning of the year	514,774	197,858	335,430
End of the year	$353,429	$514,774	$197,858

See accompanying notes to statutory financial statements.

6

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements
December 31, 2024, 2023 and 2022
(in thousands)

(1) Nature of Operations

Organization and Description of Business

Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

The Company, which operates in the United States, generally offers the following types of products:

●	Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through independent channel partners.

●	Immediate and deferred annuities, with fixed, indexed, and variable investment options through independent channel partners.

●	Group life insurance and voluntary products to private and public employers.

●	Retirement options to employers and investment firms through independent channel partners as well as direct relationships.

●	Life insurance protection through banks, credit unions, and finance companies.

During 2022, the Company entered into reinsurance agreements to reinsure certain closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts. Refer to note 14 Reinsurance for additional discussion.

(2) Summary of Significant Accounting Policies

The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has one material statutory accounting practice that differs from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

The more significant differences, of which the aggregate effects are material are as follows:

●	Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

●	Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

●	Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

(Continued)

7

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

●	The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus unless the Company adopts certain limited-time exception to admit net negative IMR. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

●	Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through net income, or available-for-sale securities, which are reported at fair value through equity.

●	Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. GAAP requires common stocks and preferred stocks to be reported at fair value through earnings.

●	Bonds that have been assigned the NAIC Category 6 designation are carried at the lower of fair value or cost. There are no such requirements on a GAAP basis.

●	A valuation allowance is established for mortgage loans when it is probable that the Company will not be able to collect the amounts due under the contractual terms of the loan. Under GAAP, an allowance for credit losses for mortgage loans represents the Company’s best estimate of expected credit losses over the remaining life of the loans.

●	Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

●	Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

●	Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

●	In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

●	Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

●	Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

●	Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

●	Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

(Continued)

8

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

●	Reinsurance agreements that have any insurance risk are accounted for as reinsurance, whereas under GAAP only reinsurance agreements that have significant insurance risk are accounted for as reinsurance otherwise they are accounted for using a deposit method.

●	The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

●	Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

●	The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

●	Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

●	The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners’ Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners’ Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

●	Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

●	A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

●	Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

●	The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

●	Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

(Continued)

9

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

●	The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

●	The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

●	GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

New Accounting Pronouncements

In March 2023, the NAIC adopted revisions to Statements of Statutory Accounting Principles (SSAP) 34, Investment Income Due and Accrued, to provide new disclosures of due and accrued investment income and cumulative paid-in-kind interest. The disclosure requirements were effective for 2023 reporting and are included in note 5 Investments.

Permitted Practice

The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

The Company has been granted a permitted accounting practice, effective January 1, 2023, from the Minnesota Department of Commerce to reflect changes in discretionary liabilities held on certain indexed universal life policies through surplus in Other, net in statutory statements of operations and capital and surplus instead of through net income as would be required under NAIC SAP. This permitted practice resulted in a pre-tax increase (decrease) to net income of $(5,000) and $189,000 for the years ended December 31, 2024 and 2023, respectively, and had no impact on the Company’s surplus or risk-based capital.

Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

(Continued)

10

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income

Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $14,355 and $14,856 at December 31, 2024 and 2023, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company’s loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down at the lower of fair value or cost. The Company uses a third-party pricing service in assisting the Company’s determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Security Valuation Office (SVO) identified funds, which consist of exchange traded funds (ETF) that qualify for bond treatment, are carried at fair value.

Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2024, 2023 and 2022, bond net investment loss included ($4,111), ($4,011) and $(266) of prepayment penalties and acceleration fees, respectively, generated as a result of 27, 18 and 55 CUSIPs, respectively, sold, redeemed, tendered or otherwise disposed as a result of a callable feature.

Perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. Redeemable preferred stocks continue to be carried at cost less any OTTI. All preferred stock is classified as other invested assets on the statutory statements of admitted assets, liabilities, and capital and surplus.

Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 5.10% to 6.94% during 2024. In 2024, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 62%.

The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on loans deemed uncollectible is recorded as income when collected.

(Continued)

11

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income (Continued)

Alternative investments include limited partnership investments in private equity funds and mezzanine debt funds. These investments are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company’s ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Depreciation is computed principally on a straight-line basis.

The Company’s investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lesser of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note’s carrying value and the fair value and is reported in earnings.

Policy loans are carried at the outstanding loan balance which includes any interest over 90 days past due. Loan balances unsecured by the cash surrender value of the policy and accelerated payment benefits are non-admitted assets which totaled $4,516 and $3,270 as of December 31, 2024 and 2023, respectively.

Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Investments in limited liability subsidiaries included in other invested assets totaled $186,390 and $188,785 at December 31, 2024 and 2023, respectively.

Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at amortized cost. Short-term investments at December 31, 2024 and 2023 totaled $0 and $9,721, respectively.

Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

(Continued)

12

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

Derivative Instruments

The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company’s financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net investment income on the statutory statements of operations.

Several life insurance and annuity products in the Company’s liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

Realized and Unrealized Capital Gains and Losses

Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income (loss). Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in net realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

Under the Company’s accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security’s amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s original effective interest rate.

For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company’s intent to sell the security and current economic conditions.

For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock’s cost is charged to earnings. When assessing for OTTI the Company considers the length of time a stock has been in an unrealized loss position, the magnitude of the unrealized loss, and information on the investee’s current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.

(Continued)

13

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

Realized and Unrealized Capital Gains and Losses (Continued)

The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the statutory statements of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statements of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company’s intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statements of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company’s liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statements of admitted assets, liabilities and capital and surplus dates for either December 31, 2024 or 2023.

The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $0 and $2,067 at December 31, 2024 and 2023, respectively.

Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2024 and 2023, the CARVM and CRVM allowances were $(270,569) and $(252,330), respectively.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $86,180 and $97,691 as of December 31, 2024 and 2023, respectively, all of which is non-admitted, and amortized software expense of $22,992, $22,437 and $11,369 for the years ended December 31, 2024, 2023 and 2022, respectively.

(Continued)

14

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2) Summary of Significant Accounting Policies (Continued)

Non-admitted Assets

Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software and certain receivables), amounting to $328,328 and $226,089 at December 31, 2024 and 2023, respectively, have been charged to capital and surplus.

Reinsurance

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Modified coinsurance receivables and payables on separate accounts are presented within separate account assets and liabilities on the statutory statements of admitted assets, liabilities and capital and surplus, and changes in these amounts are presented in changes in modified coinsurance on separate accounts in revenues and benefits and expenses in the statutory statements of operations and capital and surplus. Reinsurance gains arising from certain reinsurance agreements are deferred to capital and surplus and subsequently amortized into the statements of operations in the proportion to earnings on the underlying business reinsured.

Policy Reserves

Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards and guidelines. Policy reserves generally represent the net present value of future benefits less the present value of future net premiums.

Life insurance policy reserves are calculated primarily using the CRVM. The Company uses the principles-based reserving approach (PBR) prescribed by the NAIC Valuation Manual (VM-20) for new life insurance policies issued on or after January 1, 2020.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2024 and 2023, the amounts of surrender values in excess of reserves were $2,029,232 and $1,897,450, respectively.

For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2024 and 2023, the Company had $6,560,615 and $9,389,915, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

Fixed and fixed indexed annuity policy reserves are calculated using the CARVM. Variable annuity policy reserves are based on methods and assumptions specified in NAIC Valuation Manual (VM-21).

Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company’s liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

Other policy liabilities include premium deposit funds, funding agreements and experience rated refund balances for certain group life insurance contracts. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value.

During 2024, the Company recorded a change in valuation basis related to certain reserves on life insurance products. The change in valuation basis resulted in a cumulative effect adjustment to decrease capital and surplus by $68,888 and is reported in change in reserves due to change in valuation basis on the statutory statements of operations and capital and surplus.

(Continued)

15

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Policy Reserves (Continued)

During 2023, the Company recorded a change in valuation basis related to certain reserves on annuity products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $8,470 and is reported in change in reserves due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $596; of which $447 is included in net change in deferred taxes and $149 is included in federal income tax expense (benefit) on the statutory statements of operations and capital and surplus.

During 2023, the Company retrospectively adopted Actuarial Guideline XLIV (AG 44) related to valuation of certain group waiver reserves for disability claim onsets occurring on or after January 1, 2009.

Liability for Accident and Health Losses and Loss Adjustment Expenses

The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Company’s Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company’s Board of Directors and up to one year in advance of the payout dates. At December 31, 2024 and 2023, the total participating business in force was $2,394,604 and $2,072,580, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2024 and 2023.

For 2024, 2023 and 2022, direct premiums under individual and group life participating policies were $32,221, $33,510 and $34,611, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2024, 2023 and 2022 in the amount of $8,537, $8,504, and $8,510, respectively, to policyholders and did not allocate any additional income to such policyholders.

Federal Income Taxes

The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company’s ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Specialty Lines, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its subsidiaries and Minnesota Life Insurance Company and its subsidiaries.

Empyrean Holding Company’s subsidiaries include Empyrean Benefits Solutions, Inc. and Empyrean Insurance Services, Inc.

Minnesota Life’s subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

(Continued)

16

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(2)	Summary of Significant Accounting Policies (Continued)

Federal Income Taxes (Continued)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

Use of Estimates

The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the statutory statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3)	Risks

The Company’s financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company’s control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company’s investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

●	Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
●	Investment-related risks such as those related to valuation, impairment, and concentration.
●	Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
●	Catastrophic and pandemic event-related risks that may impact policyholder behavior and claims experience, volatility in financial markets and economic activity, and operations.
●	Acquisition, disposition, or other structural change related risks.
●	Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(Continued)

17

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments

Financial Assets and Financial Liabilities Reported at Fair Value

The fair value of the Company’s financial assets and financial liabilities has been determined using available market information as of December 31, 2024 and 2023.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

Level 3 – Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the assets or liabilities.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Common stocks	$399,913	$—	$6,564	$406,477
Preferred stocks	346	13,424	—	13,770
Derivative instruments	17,690	982,662	—	1,000,352
Cash equivalents	184,876	—	—	184,876
Separate account assets	5,468,390	24,008,405	1,806	29,478,601
Total financial assets	$6,071,215	$25,004,491	$8,370	$31,084,076

Derivative instruments (1)	$10,594	$532,149	$—	$542,743
Total financial liabilities	$10,594	$532,149	$—	$542,743

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)

18

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Common stocks	$327,852	$—	$11,129	$338,981
Preferred stocks	7,244	22,585	—	29,829
Derivative instruments	90	955,229	—	955,319
Cash equivalents	92,733	—	—	92,733
Separate account assets	5,559,443	24,506,034	1,881	30,067,358
Total financial assets	$5,987,362	$25,483,848	$13,010	$31,484,220

Derivative instruments (1)	$52	$527,241	$—	$527,293
Total financial liabilities	$52	$527,241	$—	$527,293

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

Common and preferred stocks

The Company’s common and preferred stocks consist primarily of investments in publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1. The fair values of stocks based on prices that have significant inputs that are observable in active markets for identical or similar assets are reflected in Level 2. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

Derivative instruments

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

The majority of the Company’s derivative positions are traded in the Over-the-Counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company’s valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Cash equivalents

Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1.

(Continued)

19

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

Separate account assets

Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2024:

	Balance at beginning of	Total realized and unrealized gains (losses) included in:		Purchases, sales and settlements,	Transfers in	Transfers out	Balance at
	year	Net income (1)	Surplus	net (3)	to Level 3 (2)	of Level 3 (2)	end of year
Separate account assets	$1,881	$109	$—	$(185)	$1	$—	$1,806
Common stocks	11,129	—	(4,565)	—	—	—	6,564
Total financial assets	$13,010	$109	$(4,565)	$(185)	$1	$—	$8,370

(1)	The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2)	Transfers into/out of Level 3 are primarily due to the availability of observable market prices.

(3)	The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2024:

				Purchases, sales
	Purchases	Sales	Settlements	and settlements, net
Separate account assets	$178	$(368)	$5	$(185)
Total financial assets	$178	$(368)	$5	$(185)

(Continued)

20

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2023:

	Balance at beginning of	Total realized and unrealized gains (losses) included in:		Purchases, sales and settlements,	Transfers in	Transfers out	Balance at
	year	Net income (1)	Surplus	net (3)	to Level 3 (2)	of Level 3 (2)	end of year
Separate account assets	$7,212	$—	$(109)	$(5,222)	$—	$—	$1,881
Common stocks	11,589	—	(460)	—	—	—	11,129
Total financial assets	$18,801	$—	$(569)	$(5,222)	$—	$—	$13,010

(1)	The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2)	Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3)	The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2023:

				Purchases, sales
	Purchases	Sales	Settlements	and settlements, net
Separate account assets	$3,455	$(8,677)	$—	$(5,222)
Total financial assets	$3,455	$(8,677)	$—	$(5,222)

At December 31, 2024 and 2023, the Company carried a small amount of Level 3 assets and liabilities which are comprised of separate account assets and common stocks. For separate account assets, the Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase). The common stock is comprised of non-exchange trade equity securities which the fair value is based on at least one or more significant unobservable inputs.

(Continued)

21

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2024:

						Not
						practicable
	Aggregate	Carrying				carrying
	fair value	value	Level 1	Level 2	Level 3	value
Bonds:
U.S. government securities	$180,090	$214,209	$180,090	$—	$—	$—
Agencies not backed by the full faith and credit of the U.S. government	241,031	257,517	—	241,031	—	—
Corporate securities	14,668,729	16,739,273	—	10,682,489	3,986,240	—
Asset-backed securities	1,227,410	1,256,787	—	1,130,127	97,283	—
Commercial mortgage-backed securities (CMBS)	1,927,260	2,063,149	—	1,927,260	—	—
Residential mortgage-backed securities (RMBS)	1,106,239	1,308,561	—	1,095,298	10,941	—
Total bonds	19,350,759	21,839,496	180,090	15,076,205	4,094,464	—
Common stock	406,477	425,477	399,913	—	6,564	19,000
Preferred stock	87,672	91,795	346	13,424	73,902	—
Mortgage loans	5,261,815	5,777,094	—	—	5,261,815	—
Derivative instruments	1,000,352	1,000,352	17,690	982,662	—	—
Policy loans	1,371,148	1,140,199	—	—	1,371,148	—
Cash equivalents	422,699	422,667	422,699	—	—	—
Surplus notes	138,940	189,487	—	138,940	—	—
Separate account assets	29,478,601	29,478,601	5,468,390	24,008,405	1,806	—
Total financial assets	$57,518,463	$60,365,168	$6,489,128	$40,219,636	$10,809,699	$19,000

Deferred annuities	2,414,472	2,478,466	—	—	2,414,472	—
Supplementary contracts without life contingencies	189,821	189,821	—	—	189,821	—
Annuity certain contracts	142,635	146,933	—	—	142,635	—
Derivative liabilities	542,743	542,743	10,594	532,149	—	—
Separate account liabilities	24,540,125	24,540,125	5,468,389	19,069,930	1,806	—
Total financial liabilities	$27,829,796	$27,898,088	$5,478,983	$19,602,079	$2,748,734	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2024:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$19,000	N/A	N/A	Nonmarketable Federal Home Loan Bank of Des Moines (FHLB) membership

(Continued)

22

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities (Continued)

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2023:

						Not
						practicable
	Aggregate	Carrying				carrying
	fair value	value	Level 1	Level 2	Level 3	value
Bonds:
U.S. government securities	$186,272	$217,500	$186,272	$—	$—	$—
Agencies not backed by the full faith and credit of the U.S. government	351,025	358,239	—	351,025	—	—
Foreign government securities	—	—	—	—	—	—
Corporate securities	14,173,589	15,849,489	—	10,694,741	3,478,848	—
Asset-backed securities	1,056,651	1,092,709	—	1,012,187	44,464	—
CMBS	1,778,341	1,960,570	—	1,778,341	—	—
RMBS	1,151,462	1,327,997	—	1,151,462	—	—
Total bonds	18,697,340	20,806,504	186,272	14,987,756	3,523,312	—
Common stock	338,981	348,981	327,852	—	11,129	10,000
Preferred stock	98,044	107,417	8,013	22,585	67,446	—
Mortgage loans	4,955,609	5,558,251	—	—	4,955,609	—
Derivative instruments:	955,319	955,319	90	955,229	—	—
Policy loans	1,079,735	897,870	—	—	1,079,735	—
Short-term investments	9,756	9,721	—	9,756	—	—
Cash equivalents	546,703	546,664	546,703	—	—	—
Surplus notes	141,216	184,063	—	141,216	—	—
Separate account assets	30,067,358	30,067,358	5,559,443	24,506,034	1,881	—
Total financial assets	$56,890,061	$59,482,148	$6,628,373	$40,622,576	$9,639,112	$10,000

Deferred annuities	$2,146,865	$2,041,679	$—	$—	$2,146,865	$—
Supplementary contracts without life contingencies	180,530	180,530	—	—	180,530	—
Annuity certain contracts	131,113	139,357	—	—	131,113	—
Derivative liabilities	527,293	527,293	52	527,241	—	—
Separate account liabilities	25,779,300	25,779,300	5,559,443	20,217,976	1,881	—
Total financial liabilities	$28,765,101	$28,668,159	$5,559,495	$20,745,217	$2,460,389	$—

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2023:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$10,000	N/A	N/A	Nonmarketable FHLB membership

(Continued)

23

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

Refer to note 2 Summary of Significant Accounting Policies and note 6 Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company’s primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument’s valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair value of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this is a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

(Continued)

24

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(4)	Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5)	Investments

Bonds and Stocks

The Company’s bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

The Company’s RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or “private label” issuers. The Company’s RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company’s portfolio consisted of $1,199,214 and $1,294,420 agency backed RMBS and $109,347 and $33,577 non-agency backed RMBS as of December 31, 2024 and 2023, respectively. The Company’s RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

The Company’s asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

(Continued)

25

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Bonds and Stocks (Continued)

The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

December 31, 2024	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$214,209	$—	$34,119	$180,090
Agencies not backed by the full faith and credit of the U.S. government	257,517	158	16,644	241,031
Corporate securities	16,739,273	68,512	2,139,056	14,668,729
Asset-backed securities	1,256,787	6,121	35,498	1,227,410
CMBS	2,063,149	3,579	139,468	1,927,260
RMBS	1,308,561	404	202,726	1,106,239
Total	$21,839,496	$78,774	$2,567,511	$19,350,759

December 31, 2023	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$217,500	$—	$31,228	$186,272
Agencies not backed by the full faith and credit of the U.S. government	358,239	1,620	8,834	351,025
Corporate securities	15,849,489	124,913	1,800,813	14,173,589
Asset-backed securities	1,092,709	4,678	40,736	1,056,651
CMBS	1,960,570	2,967	185,196	1,778,341
RMBS	1,327,997	1,215	177,750	1,151,462
Total	$20,806,504	$135,393	$2,244,557	$18,697,340

The admitted asset value and estimated fair value of bonds at December 31, 2024, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted asset value	Fair value
Due in one year or less	$579,763	$576,573
Due after one year through five years	2,934,232	2,828,044
Due after five years through ten years	3,716,695	3,414,493
Due after ten years	9,980,309	8,270,740
	17,210,999	15,089,850
Asset-backed and mortgage-backed securities	4,628,497	4,260,909
Total	$21,839,496	$19,350,759

(Continued)

26

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Bonds and Stocks (Continued)

The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

	December 31, 2024
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$7,657	$7,850	$193	5
Agencies not backed by the full faith and credit of the U.S. government	120,071	124,103	4,032	25
Corporate securities	3,156,459	3,279,987	123,528	427
Asset-backed securities	443,793	453,136	9,343	66
CMBS	259,586	262,689	3,103	32
RMBS	223,478	228,175	4,697	105

	December 31, 2024
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$172,433	$206,359	$33,926	38
Agencies not backed by the full faith and credit of the U.S. government	111,571	124,183	12,612	53
Corporate securities	9,443,395	11,458,923	2,015,528	1,420
Asset-backed securities	369,675	395,830	26,155	120
CMBS	1,381,738	1,518,103	136,365	101
RMBS	836,722	1,034,751	198,029	277

	December 31, 2023
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$3,185	$3,228	$43	1
Agencies not backed by the full faith and credit of the U.S. government	19,156	19,675	519	7
Corporate securities	578,660	586,231	7,571	86
Asset-backed securities	128,952	130,792	1,840	32
CMBS	116,314	117,634	1,320	18
RMBS	161,697	164,519	2,822	94

	December 31, 2023
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$183,087	$214,272	$31,185	44
Agencies not backed by the full faith and credit of the U.S. government	153,010	161,325	8,315	60
Corporate securities	11,309,021	13,102,263	1,793,242	1,616
Asset-backed securities	537,310	576,206	38,896	167
CMBS	1,405,617	1,589,493	183,876	110
RMBS	916,140	1,091,068	174,928	252

(Continued)

27

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Bonds and Stocks (Continued)

For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2024, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company’s evaluation of investment categories where carrying value exceeds fair value as of December 31, 2024.

U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities’ respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company’s CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company’s CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. As of December 31, 2024, 100.0% of CMBS securities that were in an unrealized loss position for twelve months or longer were investment grade securities (BBB or better).

The Company’s RMBS portfolio primarily consists of residential mortgages to prime borrowers. As of December 31, 2024, 91.6% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2024 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

As of December 31, 2024 and 2023, the Company had 3 5GI bonds with a carrying value of $7,733 and fair value of $7,149 and 4 5GI bonds with a carrying value of $9,199 and fair value of $8,808, respectively.

At December 31, 2024 and 2023, bonds with a carrying value of $8,035 and $8,080, respectively, were on deposit with various regulatory authorities as required by law.

The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company’s common stock portfolio totaled $425,477 and $348,981 as of December 31, 2024 and 2023, respectively.

(Continued)

28

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Bonds and Stocks (Continued)

The Company had certain common stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2024	$82,066	$93,397	$11,331	96
December 31, 2023	36,278	40,213	3,935	63

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2024	$26,691	$35,298	$8,607	14
December 31, 2023	29,810	38,315	8,505	25

Common stocks with unrealized losses at December 31, 2024 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

The preferred stock portfolio is primarily made up of mandatory redeemable preferred stocks. The carrying value of the Company’s preferred stock portfolio totaled $91,795 and $107,417 as of December 31, 2024 and 2023, respectively.

The Company had certain preferred stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2024	$10,376	$10,425	$49	2
December 31, 2023	8,988	9,055	67	4

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2024	$65,146	$69,600	$4,454	8
December 31, 2023	87,695	99,471	11,776	26

Preferred stocks with unrealized losses at December 31, 2024 primarily represent highly diversified preferred stocks that have positive outlooks for near-term future recovery.

Mortgage Loans

The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $5,777,094 and $5,558,251 at December 31, 2024 and 2023, respectively.

All of the Company’s commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

(Continued)

29

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Mortgage Loans (Continued)

The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $59,155 and $107,917 were sold during 2024 and 2023, respectively.

The following table shows the composition of the Company’s commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

	2024	2023
Industrial	$1,726,765	$1,674,323
Office buildings	841,478	844,131
Retail facilities	1,398,927	1,354,609
Apartment	1,553,323	1,450,291
Other	256,601	234,897
Total	$5,777,094	$5,558,251

If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

	2024	2023	2022
Balance at beginning of year	$3,714	$—	$—
Change in allowance	(3,714)	3,714	—
Balance at end of year	$—	$3,714	$—

As of December 31, 2024 and 2023, the Company had no delinquent mortgage loans.

The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

There was one restructured loan with a total carrying value of $8,593 in the office buildings class at December 31, 2024. For the year ended December 31, 2024, the Company recognized total interest income of $373. There were no restructured loans that subsequently defaulted during 2024. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2024.

For the year ended December 31, 2023, the Company did not have any material trouble debt restructurings.

As of December 31, 2024 and 2023, there were no nonperforming loans.

(Continued)

30

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Alternative Investments

Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location – both domestic and international.

The Company’s composition of alternative investments by type were as follows:

	December 31, 2024		December 31, 2023
	Carrying	Percent	Carrying	Percent
	value	of total	value	of total
Alternative investments:
Private equity funds	$789,602	68.8%	$784,874	69.2%
Mezzanine debt funds	358,380	31.2%	349,489	30.8%
Total alternative investments	$1,147,982	100.0%	$1,134,363	100.0%

Net investment income for the years ended December 31 was as follows:

	2024	2023	2022
Bonds	$835,221	$749,815	$744,008
Common stocks – unaffiliated	15,574	22,309	14,580
Mortgage loans	230,739	207,275	196,966
Policy loans	41,788	31,431	23,494
Short-term investments	16,777	10,912	2,596
Derivative instruments	3,040	442	—
Other invested assets	76,417	127,599	148,675
	1,219,556	1,149,783	1,130,319
Amortization of IMR	(6,523)	(5,395)	(3,969)
Investment expenses	(85,586)	(99,038)	(87,715)
Total	$1,127,447	$1,045,350	$1,038,635

Gross due and accrued interest was $243,085 and $219,435 as of December 31, 2024 and 2023, respectively and non-admitted due and accrued income from bonds in default or 90 days past due and non-admitted was $11 and $550 in 2024 and 2023, respectively.

Cumulative paid-in-kind interest of $5,923 and $7,117 as of December 31, 2024 and 2023, respectively, was included in current principal balance of bonds on the statutory statements of admitted assets, liabilities and capital and surplus. There was no deferred interest as of December 31, 2024 and 2023.

(Continued)

31

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 were as follows:

	2024	2023	2022
Bonds	$(22,294)	$(39,810)	$(109,627)
Common stocks – unaffiliated	12,554	15,572	32,665
Foreign currency exchange	(1,861)	(439)	(520)
Mortgage loans	(2,897)	—	—
Derivative instruments	240,922	(82,626)	(449,928)
Other invested assets	56,191	40,894	42,818
	282,615	(66,409)	(484,592)
Amount transferred to (from) the IMR, net of taxes	15,730	13,662	87,118
Income tax benefit (expense)	(47,105)	(21,653)	150,332
Total	$251,240	$(74,400)	$(247,142)

Gross realized gains (losses), on sales of bonds for the years ended December 31 were as follows:

	2024	2023	2022
Bonds:
Gross realized gains	$7,693	$1,964	$57,153
Gross realized losses	(29,987)	(19,482)	(150,921)

Proceeds from the sales of bonds amounted to $1,642,067, $836,207, and $1,704,029 for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company did not recognize any wash sales on common stocks with a NAIC designation of 3 or below, or unrated for the years ended December 31, 2024, 2023 and 2022.

OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

	2024	2023	2022
Bonds:
U.S. government securities	$—	$—	$264
Corporate securities	—	20,436	8,043
Asset-backed securities	—	—	913
CMBS	—	1,856	4,602
RMBS	—	—	2,037
Mortgage loans	2,897	—	—
Other invested assets	3,170	5,407	5,431
Total OTTI	$6,067	$27,699	$21,290

In relation to loan-backed and structured securities, the Company did not recognize any OTTI on the basis of the intent to sell during 2024, 2023 or 2022. In 2022, due to the transactions described in note 14 Reinsurance, the Company recognized $15,744 of intent to sell OTTI on March 31, 2022, $7,550 of which was related to loan-backed and structured securities, on investments identified to be transferred to the reinsurer upon closing. The Company did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2024, 2023 or 2022.

(Continued)

32

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(5)	Investments (Continued)

Net Unrealized Investment Gains (Losses)

Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

	2024	2023	2022
Bonds	$—	$—	$(1,522)
Common stocks – unaffiliated	13,389	1,765	(102,929)
Common stocks – affiliated	32,787	(17,239)	4,588
Other invested assets	(7,902)	(49,025)	44,570
Derivative instruments	(37,130)	321,637	(403,777)
Other	(9,924)	(5,633)	(13,159)
Deferred tax asset (liability)	6,934	(59,297)	106,486
Total	$(1,846)	$192,208	$(365,743)

Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

	2024	2023
Cost	$360,319	$297,212
Gross unrealized gains	85,096	64,209
Gross unrealized losses	(19,938)	(12,440)
Admitted asset value	$425,477	$348,981

(6)	Derivative Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company’s financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company’s cash flows.

Freestanding derivatives are carried on the Company’s statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

(Continued)

33

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(6)	Derivative Instruments (Continued)

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company’s derivative financial instruments held:

Primary		December 31, 2024			December 31, 2023
underlying			Fair value			Fair value
risk exposure	Instrument type	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
Interest rate	Interest rate
	futures	$180,618	$—	$—	$342,532	$—	$—
	forwards	415,000	—	32,300	692,000	6,724	21,739
Foreign currency	Foreign
	currency
	swaps	220,117	6,831	—	60,506	(510)	—
Equity market	Equity market
	futures	833,054	—	—	799,185	—	—
	options	19,971,150	993,521	510,443	16,402,063	949,105	505,554
Total derivatives		$21,619,939	$1,000,352	$542,743	$18,296,286	$955,319	$527,293

The majority of the freestanding derivatives utilized by the Company are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

Interest rate forwards are used by the Company to economically hedge interest rate risks primarily associated with secondary guarantees on variable annuities. An interest rate forward is an agreement between two parties to exchange a future settlement based upon a predetermined notional amount and forward interest rate.

Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of bonds denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specific intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

(Continued)

34

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(6)	Derivative Instruments (Continued)

Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contractholders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

	2024
			Net change in
	Net realized gains	Net investment	unrealized capital
	(losses)	income	gains and losses
Interest rate futures	$(3,971)	$—	$(5,731)
Interest rate forwards	(43,105)	—	(17,286)
Foreign currency swaps	—	3,040	7,271
Equity futures	47,931	—	(4,726)
Equity options	240,067	—	(16,658)
Total gains (losses) recognized from derivatives	$240,922	$3,040	$(37,130)

	2023
			Net change in
	Net realized gains	Net investment	unrealized capital
	(losses)	income	gains and losses
Interest rate futures	$(84,107)	$—	$5,914
Interest rate forwards	—	—	62,949
Foreign currency swaps	—	442	(552)
Foreign currency forwards	(10,551)	—	12,867
Equity futures	13,876	—	(3,039)
Equity options	(1,844)	—	243,498
Total gains (losses) recognized from derivatives	$(82,626)	$442	$321,637

(Continued)

35

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(6)	Derivative Instruments (Continued)

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives (Continued):

	2022
			Net change in
	Net realized gains	Net investment	unrealized capital
	(losses)	income	gains and losses
Interest rate futures	$(278,285)	$—	$5,285
Interest rate forwards	—	—	(77,963)
Foreign currency forwards	—	—	(12,867)
Equity futures	(10,263)	—	1,965
Equity options	(161,380)	—	(320,197)
Total gains (losses) recognized from derivatives	$(449,928)	$—	$(403,777)

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty’s derivatives reaches a predetermined threshold. The Company received collateral from OTC counterparties in the amount of $476,689 and $457,323 at December 31, 2024 and 2023, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2024 and 2023, none of the collateral had been sold or re-pledged. The Company delivered collateral to OTC counterparties in the form of fixed maturity securities with a carrying value of $10,440 and cash collateral of $4,182 at December 31, 2024. The Company delivered collateral to OTC counterparties in the form of fixed maturity securities with a carrying value of $14,252 and cash collateral of $31 at December 31, 2023. The Company delivered collateral for futures contracts in the form of fixed maturity securities with the carrying value of $64,855 and $64,876 at December 31, 2024 and 2023, respectively. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus. Cash collateral pledged is reported as a receivable in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)

36

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(7)	Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders.

The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company’s general account, is included in the non-guaranteed column below.

Information regarding the separate accounts of the Company was as follows:

Non-indexed
	guarantee less	Non-indexed
	than / equal to	guarantee	Non-
	4%	more than 4%	guaranteed	Total
Premiums, considerations or deposits for year ended December 31, 2024	$—	$—	$6,024,739	$6,024,739

Non-indexed
	guarantee less	Non-indexed
	than / equal to	guarantee	Non-
	4%	more than 4%	guaranteed	Total
Reserves at December 31, 2024
For accounts with assets at:
Fair value	$301,304	$—	$28,902,113	$29,203,417

	Non-indexed
	guarantee less	Non-indexed
	than / equal to	guarantee	Non-
	4%	more than 4%	guaranteed	Total
Reserves at December 31, 2024
By withdrawal characteristics:
With fair value adjustment	$252,909	$—	$—	$252,909
At fair value	21,826	—	28,888,174	28,910,000
Not subject to discretionary withdrawal	26,569	—	13,939	40,508
Total	$301,304	$—	$28,902,113	$29,203,417

The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

(Continued)

37

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(7)	Separate Accounts (Continued)

Reconciliation of net transfer to (from) separate accounts:

2024
Transfers as reported in the summary of operations of the Annual Statement of the Separate Accounts:
Transfers to separate accounts	$6,024,739
Transfers from separate accounts	(10,266,911)
Net transfers to (from) separate accounts	(4,242,172)
Reconciling adjustments:
Investment expenses and other activity not included in transfers out in Annual Statement of the Separate Accounts	(51,303)
Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement	2,532,606
Fees associated with charges for investment management and contract guarantees	(79,598)
Total reconciling adjustments	2,401,705
Total transfers reported in the statutory statements of operations	$(1,840,467)

(8)	Federal Income Taxes

Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows

	2024	2023	2022
Provision computed at statutory rate	$6,005	$(47,627)	$(50,461)
IMR amortization	1,370	1,133	9,592
Net gain (loss) on reinsurance	(15,303)	8,222	89,357
Dividends received deduction	(22,934)	(33,196)	(38,751)
Tax credits	(23,286)	(24,005)	(17,163)
Non-admitted assets	—	(2,893)	(3,051)
Change in valuation allowance	(188,000)	(69,000)	100,000
Expense adjustments and other	3,786	(1,456)	(1,030)
Total tax	$(238,362)	$(168,822)	$88,493
Federal income tax expense (benefit)	$(48,987)	$(85,731)	$93,024
Tax on capital gains/losses	47,105	21,653	(150,332)
Change in net deferred income taxes	(236,480)	(104,744)	145,801
Total statutory income taxes	$(238,362)	$(168,822)	$88,493

(Continued)

38

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

The components of income tax expense (benefit) for the years ended December 31 were as follows:

	2024	2023	2022
Tax on income	$(25,422)	$(61,516)	$112,367
Tax credits	(23,286)	(24,005)	(17,163)
Tax on capital gains/losses	47,105	21,653	(150,332)
Other taxes	(279)	(210)	(2,180)
Total income tax expense	$(1,882)	$(64,078)	$(57,308)

The components of the net deferred tax asset as of December 31 were as follows:

December 31, 2024	Ordinary	Capital	Total
Gross deferred tax assets	$510,766	$24,796	$535,562
Deferred tax assets non-admitted	(121,578)	—	(121,578)
	389,188	24,796	413,984
Deferred tax liabilities	(113,446)	(99,817)	(213,263)
Net admitted deferred tax asset	$275,742	$(75,021)	$200,721

December 31, 2023	Ordinary	Capital	Total
Gross deferred tax assets	$259,280	$99,436	$358,716
Deferred tax assets non-admitted	—	—	—
	259,280	99,436	358,716
Deferred tax liabilities	(118,026)	(169,820)	(287,846)
Net admitted deferred tax asset	$141,254	$(70,384)	$70,870

	Change ordinary	Change capital	Change total
Gross deferred tax assets	$251,486	$(74,640)	$176,846
Deferred tax assets non-admitted	(121,578)	—	(121,578)
	129,908	(74,640)	55,268
Deferred tax liabilities	4,580	70,003	74,583
Net admitted deferred tax asset	$134,488	$(4,637)	$129,851

(Continued)

39

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

December 31, 2024	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized within three years	187,822	12,899	200,721
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	201,366	11,897	213,263
Deferred tax assets admitted	$389,188	$24,796	$413,984

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2024 was $200,721.

December 31, 2023	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized within three years	134,179	82,314	216,494
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	125,100	17,122	142,222
Deferred tax assets admitted	$259,279	$99,436	$358,716

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2023 was $216,385.

The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

	2024	2023
Ratio percentage	962%	931%
Capital and surplus used	$3,799,587	$3,313,720

As of December 31, 2024 and 2023, the availability of tax planning strategies resulted in no change to the Company's adjusted gross deferred tax assets and net admitted deferred tax assets.

The Company did not use any reinsurance tax planning strategies.

(Continued)

40

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

The tax effects of temporary differences that give rise to the Company’s net deferred federal tax asset as of December 31 were as follows:

	2024	2023
Deferred tax assets:
Ordinary:
Policyholder liabilities	$186,775	$150,941
Deferred acquisition costs	195,891	185,249
Pension and postretirement benefits	37,867	24,651
Non-admitted assets	45,334	45,334
Net operating loss carry-forward	—	2,866
Other	44,899	38,239
Gross ordinary deferred tax assets	510,766	447,280
Valuation allowance	—	(188,000)
Non-admitted ordinary deferred tax assets	(121,578)	—
Admitted ordinary deferred tax asset	389,188	259,280
Capital:
Investments	24,796	99,436
Net unrealized capital losses	—	—
Gross capital deferred tax assets	24,796	99,436
Non-admitted capital deferred tax assets	—	—
Admitted capital deferred tax asset	24,796	99,436
Admitted deferred tax assets	413,984	358,716
Deferred tax liabilities:
Ordinary:
Investments	16,730	14,021
Fixed assets	8,145	8,429
Policyholder liabilities	7,329	14,389
Computer software	6,970	8,379
Other	74,272	72,808
Gross ordinary deferred tax liabilities	113,446	118,026
Capital:
Investments	162	2,781
Net unrealized capital gains	99,655	167,039
Gross capital deferred tax liabilities	99,817	169,820
Gross deferred tax liabilities	213,263	287,846
Net deferred tax asset	$200,721	$70,870

(Continued)

41

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(8)	Federal Income Taxes (Continued)

As of December 31, 2024, management determined that no valuation allowance was required. As of December 31, 2023, management determined that a valuation allowance for those gross deferred tax items based on managements' assessment that it is more likely than not that these deferred tax items will not be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

The change in net deferred income taxes is comprised of the following:

	2024	2023	Change
Total deferred tax assets	$535,562	$358,716	$176,846
Total deferred tax liabilities	(213,263)	(287,846)	74,583
Change in net deferred income tax	$322,299	$70,870	251,429
Tax effect of deferred tax asset / deferred tax liability on unrealized capital gains (losses)			(6,934)
Tax effect of deferred tax asset on liability for pension benefits			501
Tax effect of change in gain from reinsurance			(8,516)
Net change in deferred income tax			236,480
Release of valuation allowance			(188,000)
Change in net deferred income tax asset			$48,480

As of December 31, 2024, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total capital income taxes incurred in the current and prior years of $68,757 are available for recovery in the event of future net losses.

No aggregate deposits were reported as admitted assets under Section 6603 of the IRS Code as of December 31, 2024.

A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

	2024	2023
Balance at beginning of year	$2,268	$1,941
Additions based on tax positions related to current year	450	549
Reductions for tax positions of prior years	(664)	(222)
Balance at end of year	$2,054	$2,268

Included in the balance of unrecognized tax benefits at December 31, 2024 are potential benefits of $2,054 that, if recognized, would affect the effective tax rate on income from operations.

As of December 31, 2024, accrued interest and penalties of $165 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $32 is recognized as a current income tax expense on the statutory statements of operations.

At December 31, 2024, the Company does not expect a significant increase in tax contingencies within the next 12 months.

The Company is a non-applicable reporting entity for the purposes of the Corporate Alternative Minimum Tax for the reporting period ending December 31, 2024.

All tax years through 2020 are closed. The IRS has not stated an intention to audit the Company's 2021, 2022 or 2023 consolidated tax return.

(Continued)

42

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)	Related Party Transactions

The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $33,423, $33,841 and $35,223 in 2024, 2023 and 2022, respectively. As of December 31, 2024 and 2023, the amount due to Securian AM under these agreements was $8,756 and $8,583, respectively.

The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS was the distributor of the Company’s fixed and variable annuity, variable life and certain life and annuity indexed products through a majority of 2023 and SFS remains the distributor of the Company’s variable life and annuity products. Fees paid by the Company for the performance of compliance functions for these products totaled $5,211, $1,628 and $1,537 for the years ended December 31, 2024, 2023 and 2022, respectively. The Company also recognized commission expense of $98,607, $98,286 and $116,024 for the years ended December 31, 2024, 2023 and 2022, respectively. The Company recognized commissions payable to SFS in the amounts of $6,348 and $4,142 at December 31, 2024 and 2023, respectively.

Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2024, 2023 and 2022, the amounts transferred were $14,503, $13,653 and $15,839, respectively, and is included in other income in the statements of operations.

The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2024 and 2023, the amount payable to the Company was $65,112 and $49,452, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2024, 2023 and 2022 were $182,082, $211,606 and $139,343, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2024, 2023 and 2022 was $26,399, $14,738 and $39,364, respectively, and the amount payable to SFG at December 31, 2024 and 2023 was $15,497 and $15,288, respectively. Settlements are made quarterly.

The Company has two group variable universal life and other individual universal life policies with SFG. The Company received premiums of $0, $2,616 and $3,165 in 2024, 2023 and 2022, respectively, for these policies. The Company paid claims totaling $0, $6,120, and $3,165 in 2024, 2023, and 2022, respectively. As of December 31, 2024 and 2023, reserves held under these policies were $125,273 and $115,853, respectively.

Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $6,059, $11,766 and $9,506 in 2024, 2023 and 2022, respectively.

The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2024, 2023 and 2022, the Company recognized $318, $1,191 and $133, respectively of net income from conversions. The amount receivable from Securian Life at December 31, 2024 and 2023 was $55 and $203, respectively. These amounts are settled quarterly.

The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $7,569, $13,628 and $24,986 recorded in general insurance expenses and taxes on the statutory statements of operations for the years ended December 31, 2024, 2023 and 2022, respectively, and the amount due to (from) Securian Life at December 31, 2024 and 2023 was $(1,248) and $2,128, respectively. Depending on Securian Life’s mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2024 and 2023, the Company sold $59,155 and $51,850, respectively, of mortgage loans to Securian Life.

(Continued)

43

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(9)	Related Party Transactions (Continued)

The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled monthly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

	2024	2023
Admitted assets:
Premiums deferred and uncollected	$169,622	$132,364
Total assets	$169,622	$132,364

Liabilities
Policy reserves:
Life insurance	$121,208	$111,590
Accident and health	2,672	2,736
Policy claims in process of settlement	326,624	277,437
Other policy liabilities	286	293
Accrued commissions and expenses	16,775	10,778
Total liabilities	$467,565	$402,834

For the years ending December 31, the Company recognized the following activity, before federal income tax expense (benefit), related to this agreement within the following line items of the statutory statements of operations:

	2024	2023	2022
Revenues:
Premiums	$1,044,532	$880,554	$799,186
Total revenues	1,044,532	880,554	799,186
Benefits and expenses:
Policyholder benefits	901,602	796,124	753,871
Commission expense	106,566	75,470	68,882
Total benefits and expenses	1,008,168	871,594	822,753
Net income (loss)	$36,364	$8,960	$(23,567)

Effective October 1, 2020, the Company entered into a reinsurance agreement with 1880 Reinsurance Company (1880 Re), a wholly owned subsidiary of SFG, whereby 1880 Re assumes certain Group business from the Company. Activity is settled quarterly. The Company recaptured this reinsurance agreement effective October 1, 2023.

For the year ending December 31, the Company recognized the following activity, before federal income tax expense (benefit), related to this agreement within the following line items of the statutory statements of operations:

	2023	2022
Revenues:
Premiums	$(146,500)	$(198,665)
Commission expense	5,415	7,362
Other income	(432)	(550)
Total revenues	$(141,517)	$(191,853)

Benefits and expenses:
Policyholder benefits	(127,853)	(177,100)
Increase (decrease) in policy reserves	441	(5,759)
Total benefits and expenses	(127,412)	(182,859)
Net income (loss)	$(14,105)	$(8,994)

(Continued)

44

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(10) Liability for Unpaid Accident and Health Claims and Claim Adjustment Expenses

Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

	2024	2023	2022
Balance at January 1	$576,713	$617,903	$620,649
Less: reinsurance recoverable	443,745	480,886	486,085
Net balance at January 1	132,968	137,017	134,564
Incurred related to:
Current year	142,283	144,003	142,918
Prior years	(17,827)	(11,141)	(16,305)
Total incurred	124,456	132,862	126,613
Paid related to:
Current year	62,020	64,632	56,983
Prior years	71,641	72,279	67,177
Total paid	133,661	136,911	124,160
Net balance at December 31	123,763	132,968	137,017
Plus: reinsurance recoverable	414,154	443,745	480,886
Balance at December 31	$537,917	$576,713	$617,903

The liability for unpaid accident and health claim adjustment expenses as of December 31, 2024 and 2023 was $2,593 and $2,713, respectively, and is included in the table above.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased $17,827, $11,141, $16,305 in 2024, 2023 and 2022, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

The Company incurred $2,467 and paid $2,587 of claim adjustment expenses in the current year, of which $861 of the paid amount was attributable to insured and covered events of prior years.

(11) Business Combinations and Goodwill

Aggregate goodwill related to acquisitions made in prior years was $0 and $6,220 as of December 31, 2024 and 2023, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,220, $6,221 and $6,221 for the years ended December 31, 2024, 2023 and 2022, respectively.

(12) Pension Plans and Other Retirement Plans

Pension and Other Postretirement Plans

The Company had a non-qualified non-contributory defined benefit retirement plan covering certain former agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

Prior to 2024, the Company also had a postretirement plan that provided certain health care and life insurance benefits to certain former agents. Eligibility was determined by age at retirement and years of service. Health care premiums were shared with retirees, and other cost-sharing features included deductibles and co-payments. Due to curtailment and subsequent settlement events during 2023 related to SFG’s sale of its retail wealth business, including certain agents, the benefit obligations for other benefit plans were reduced by $3,506.

(Continued)

45

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The change in the benefit obligation and plan assets for the Company’s plans as of December 31 was calculated as follows:

	Pension benefits		Other benefits
	2024	2023	2024	2023
Change in benefit obligation:
Benefit obligation at beginning of year	$39,362	$38,342	$—	$3,528
Service cost	—	—	—	76
Interest cost	1,374	2,094	—	181
Actuarial loss	(2,387)	1,714	—	(118)
Benefits paid	(1,946)	(2,788)	—	(161)
Curtailments, settlements and other	(10,063)	—	—	(3,506)
Benefit obligation at end of year	$26,340	$39,362	$—	$—

Change in plan assets:
Fair value of plan assets at beginning of year	$54,555	$52,989	$—	$—
Actual return on plan assets	—	1,566	—	—
Employer contribution	1,946	2,788	—	161
Benefits paid	(1,946)	(2,788)	—	(161)
Curtailments, settlements and other	(54,555)	—	—	—
Fair value of plan assets at end of year	$—	$54,555	$—	$—

Funded status	$(26,340)	$15,193	$—	$—

Assets:
Prepaid plans assets	$—	$17,229	$—	$—
Overfunded plan assets	—	(2,036)	—	—
Total assets	—	15,193	—	—
Liabilities recognized:
Accrued benefit costs	(26,691)	—	—	—
Liability for benefits	351	—	—	—
Total liabilities recognized	$(26,340)	—	$—	$—

Unrecognized liabilities	$—	$(15,193)	$—	$—

(Continued)

46

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

	Pension benefits		Other benefits
	2024	2023	2024	2023
Weighted average assumptions used to determine benefit obligations:
Discount rate	5.60%	5.14%	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic benefit costs:
Expected long-term return on plan assets	N/A	3.50%	N/A	N/A
Discount rate	5.14%	5.42%	N/A	5.42%
Components of net periodic benefit costs:
Service cost	$—	$—	$—	$76
Interest cost	1,374	2,094	—	180
Expected return on plan assets	—	(1,787)	—	—
Amount of recognized actuarial loss (gain)	—	(1)	—	(349)
Loss due to settlement	—	—	—	(6,636)
Net periodic benefit cost	$1,374	$306	$—	$(6,729)
Amounts in unassigned surplus recognized as components of net periodic benefit costs:
Items not yet recognized as a component of net periodic benefit cost – prior year	$2,036	$99	$—	$(3,361)
Net loss arising during the period	(2,387)	1,936	—	(3,624)
Net gain (loss) recognized	—	1	—	6,985
Items not yet recognized as a component of net periodic benefit cost – current year	$(351)	$2,036	$—	$—
Amounts in unassigned surplus expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net prior service cost (credit)	$—	$—	$—	$—
Net recognized (gains) losses	—	—	—	—
Accumulated benefit obligation	$26,340	$39,362	$—	$—

(Continued)

47

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The Company updated its assumptions as of December 31, 2024 and December 31, 2023 with respect to its pension and postretirement benefit obligations after a review of plan experience and economic conditions. The impacts related to assumption changes are a component of the net actuarial gain (loss).

Estimated future benefit payments for pension benefits:

Pension benefits
2025	$2,333
2026	2,300
2027	2,315
2028	2,318
2029	2,239
2030-2034	10,062

The assumptions presented herein are based on pertinent information available to management as of December 31, 2024 and 2023. Actual results could differ from those estimates and assumptions

Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan’s investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

During 2024 administration of the plan was transitioned to an outside third party. As part of the transition, the annuity contract that previously supported the plan was surrendered from the plan. The Company’s non-contributory defined benefit plan’s assets were allocated 100% to the insurance company general account at December 31, 2023. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial Instruments for further discussion on these levels.

The following table summarizes the Company’s pension benefit plans’ financial assets measured at fair value:

December 31, 2023	Level 1	Level 2	Level 3	Total
Insurance company general account	$—	$—	$54,555	$54,555

Insurance company general account

Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

(Continued)

48

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(12) Pension Plans and Other Retirement Plans (Continued)

Profit Sharing Plans

The Company also had a profit sharing plan covering substantially all former agents. The plan was terminated in 2024. The Company’s contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent’s annual contribution. The Company recognized contributions to the plan during 2023 and 2022 of $960 and $1,391, respectively.

(13) Capital and Surplus and Dividends

During the year ended December 31, 2024, the Company declared and paid dividends to SFG consisting of common stock in the amount of $5,000. During the year ended December 31, 2023, the Company declared and paid dividends to SFG consisting of common stock in the amount of $4,993 and cash of $100,000.

Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2024 statutory results, the maximum amount available for the payment of dividends during 2025 by Minnesota Life Insurance Company without prior regulatory approval is $330,823.

For the year ended December 31, 2024, there was a capital contribution of cash in the amount of $30,000 received from SFG. For the year ended December 31, 2023, there was a capital contribution of cash in the amount of $250,000 received from SFG. For the year ended December 31, 2022, there was no capital contribution from SFG to the Company.

Other than noted above, there are no restrictions placed on the Company’s unassigned surplus, including for whom the surplus is being held.

The Company is required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2024 and 2023.

(14) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2024 and 2023, policy reserves are reflected net of reinsurance ceded of $4,570,924 and $4,846,835, respectively.

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

	2024	2023	2022
Direct premiums and annuity considerations	$7,624,477	$8,050,495	$8,758,869
Reinsurance assumed	1,077,158	909,165	825,119
Reinsurance ceded	(3,861,001)	(4,623,908)	(5,559,439)
Total premiums and annuity considerations	$4,840,634	$4,335,752	$4,024,549

The Company has a reinsurance agreement with Securian Life and had a reinsurance agreement with 1880 Re as discussed in detail in note 9 Related Party Transactions which are included in the reinsurance assumed and ceded information above, respectively.

(Continued)

49

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(14) Reinsurance (Continued)

The Company had an Aggregate Stop Loss reinsurance program, in conjunction with Securian Life with a 125% Loss Ratio attachment point and $110 million of available coverage capacity, through January 1, 2024. No reinsurance credit has been recorded for this program for the years ended December 31, 2024, 2023 and 2022.

Reinsurance recoveries on ceded reinsurance contracts were $1,476,614, $1,694,080 and $1,724,911 during 2024, 2023 and 2022, respectively.

During 2022, the Company closed transactions to reinsure several closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts (collectively “the Transactions”). The Transactions included coinsurance and modified coinsurance structures with certain of the counterparties’ reinsurance obligations secured via a trust established for the benefit of the Company. Closing of the Transactions resulted in an initial reinsurance ceded premium of $3,635,130, ceding commission of $498,500 recorded in other income and net realized losses on transferred assets of $78,533 before taxes and transfers to IMR recorded on the statements of operations and capital and surplus, and $3,072,525 of non-cash investing activities excluded from the statutory statements of cash flows related to transferred investments. The initial reinsurance gain of $422,108 from the Transactions was deferred to surplus via general insurance expenses and taxes and presented in other, net in the statements of operations and capital and surplus. At December 31, 2023 $21,373,602 of separate account assets and liabilities associated with the Transactions were reinsured under modified coinsurance.

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

The Company has long-term commitments to fund alternative investments and real estate investments totaling $488,564 as of December 31, 2024. The Company estimates that $195,000 of these commitments will be invested in 2025, with the remaining $293,564 invested over the next four years.

As of December 31, 2024, the Company had committed to originate mortgage loans totaling $249,895 but had not completed the originations.

As of December 31, 2024, the Company had committed to purchase bonds totaling $86,832 but had not completed the purchase transactions.

The Company has 100% coinsurance agreements for its individual disability line, certain closed blocks of individual life and individual annuity products and certain non-affiliated group annuity contracts. Under the terms of these agreements, assets supporting the reserves transferred to the reinsurers are held under trust agreements for the benefit of the Company in the event that the reinsurers are unable to perform their obligations. At December 31, 2024 and 2023, the assets held in trust were $3,300,526 and $3,687,287, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

(Continued)

50

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(15) Commitments and Contingencies (Continued)

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2024 and 2023, this liability was $(89) and $133, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $8,480 and $2,353 as of December 31, 2024 and 2023, respectively. These assets are being amortized over a five-year period.

(16) Leases

The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2025, $1,415; 2026, $1,234; 2027, $1,159; 2028, $1,054; 2029, $992. Income from these leases was $2,065, $2,621 and $2,335 for the years ended December 31, 2024, 2023 and 2022, respectively, and is reported in net investment income on the statutory statements of operations.

(17) Borrowed Money

The Company has entered into a membership agreement with the FHLB, providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2024, the Company had no outstanding borrowings recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus. Interest rates are determined at the reset date and ranged from 5.50% to 5.52% during 2024. The Company paid $477, $8,091 and $2,345 in interest in 2024, 2023 and 2022, respectively, and no accrued interest at December 31, 2024 and 2023, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively, on the statutory statements of admitted assets, liabilities and capital and surplus. During 2024 and 2023, the maximum amount borrowed from the FHLB was $750,000 and $170,000, respectively.

The Company pledged general account bonds and mortgage loans with a carrying value and fair value of $2,835,168 and $2,505,256, respectively, as collateral for FHLB borrowings as of December 31, 2024. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $2,026,959 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The carrying value and fair value of the maximum amount of general account collateral pledged to the FHLB during 2024 was $2,897,156 and $2,649,963, respectively.

Through its membership, the Company has issued funding agreements to the FHLB and utilized the funds for spread lending purposes. As of December 31, 2024, the Company had $200,000 of funding agreements which are subject to prepayment obligations reported within other policy liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus.

As of December 31, 2024 and 2023, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $9,000 and $0 at December 31, 2024 and 2023, respectively. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) Surplus Notes

In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2024 and 2023, the balance of the surplus notes was $118,000.

The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2024 and 2023. The interest paid in 2024, 2023 and 2022 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2024 was $296,544. Interest is included in net investment income in the statutory statements of operations.

(Continued)

51

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(19) Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

The amount of net premiums written by the Company at December 31, 2024 that are subject to retrospective rating features was $587,096 which represented 32.5% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Individual Annuities

December 31, 2024	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$1,116,160	$243,580	$—	$1,359,740	15.1%
At book value less current surrender charges of 5% or more	677,934	—	—	677,934	7.6%
At fair value	—	21,826	4,948,905	4,970,731	55.4%
Total with market value adjustment or at fair value	1,794,094	265,406	4,948,905	7,008,405	78.1%
At book value without adjustment	1,014,352	—	—	1,014,352	11.3%
Not subject to discretionary withdrawal	912,958	22,876	13,939	949,773	10.6%
Total, gross	3,721,404	288,282	4,962,844	8,972,530	100.0%
Reinsurance ceded	392,881	—	—	392,881
Total, net	$3,328,523	$288,282	$4,962,844	$8,579,649
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$8,950	$—	$—	$8,950

(Continued)

52

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Group Annuities

December 31, 2024	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$3,319,388	$—	$—	$3,319,388	12.2%
At book value less current surrender charges of 5% or more	—	—	—	—	0.0%
At fair value	—	—	19,171,494	19,171,494	70.6%
Total with market value adjustment or at fair value	3,319,388	—	19,171,494	22,490,882	82.8%
At book value without adjustment	11,805	—	—	11,805	0.0%
Not subject to discretionary withdrawal	4,658,249	—	—	4,658,249	17.2%
Total, gross	7,989,442	—	19,171,494	27,160,936	100.0%
Reinsurance ceded	1,048,013	—	18,450,039	19,498,052
Total, net	$6,941,429	$—	$721,455	$7,662,884
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$—	$—	$—	$—

Deposit Type Contracts

	General	Separate account with	Separate account non-
December 31, 2024	account	guarantees	guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charges of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
Total with market value adjustment or at fair value	—	—	—	—	0.0%
At book value without adjustment	1,113,524	—	—	1,113,524	67.2%
Not subject to discretionary withdrawal	544,517	—	—	544,517	32.8%
Total, gross	1,658,041	—	—	1,658,041	100.0%
Reinsurance ceded	16,450	—	—	16,450
Total, net	$1,641,591	$—	$—	$1,641,591
Amount included at book value less current surrender charges of 5% or more that will move to at book value without adjustment in the year after the report date	$—	$—	$—	$—

(Continued)

53

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Deposit Type Contracts (Continued)

As of December 31, 2024:

Amount
Life and Accident and Health Annual Statement:
Annuities	$10,266,284
Supplementary contracts with life contingencies	3,669
Deposit-type contracts	1,641,591
Total reported on Life and Accident and Health Annual Statement	11,911,544
Annual Statement of the Separate Accounts:
Exhibit 3 line 0299999, column 2	24,422,620
Total reported on the Annual Statement of the Separate Accounts	24,422,620
Combined total	$36,334,164

(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics

	General account
		Cash
December 31, 2024	Account value	value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$148	$1,178
Universal life	1,069,059	1,113,903	1,634,236
Universal life with secondary guarantees	201,809	192,383	636,757
Indexed universal life	7,197,844	6,895,120	8,013,203
Indexed universal life with secondary guarantees	1,545,071	1,360,026	2,128,808
Indexed life	—	—	—
Other permanent cash value life insurance	—	982,697	1,233,058
Variable life	166,606	97,831	336,988
Variable universal life	63,688	63,688	63,688
Miscellaneous reserves	2,968,863	2,623,734	2,968,863
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,043,443
Accidental death benefits	—	—	23
Disability – active lives	—	—	23,204
Disability – disabled lives	—	—	417,452
Miscellaneous reserves	—	—	280,232
Total	13,212,940	13,329,530	18,781,133
Reinsurance ceded	—	—	2,657,716
Net total	$13,212,940	$13,329,530	$16,123,417

(Continued)

54

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)

(in thousands)

(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

Separate account - non-guaranteed
Cash
December 31, 2024	Account value	value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	—	—	—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Indexed life	—	—	—
Other permanent cash value life insurance	—	—	—
Variable life	4,571,901	4,330,620	4,427,096
Variable universal life	353,701	353,701	353,701
Miscellaneous reserves	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability – active lives	—	—	—
Disability – disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	4,925,602	4,684,321	4,780,797
Reinsurance ceded	—	—	—
Net total	$4,925,602	$4,684,321	$4,780,797
Grand total	$18,138,542	$18,013,851	$20,904,214

(Continued)

55

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)

(21)	Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

As of December 31, 2024:

Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$13,556,447
Exhibit 5, Accidental death benefits sections, total (net)	12
Exhibit 5, Disability – active lives section, total (net)	8,191
Exhibit 5, Disability – disabled lives section, total (net)	362,705
Exhibit 5, Miscellaneous reserves section, total (net)	2,196,062
Subtotal	16,123,417
Separate Accounts Annual Statement:
Exhibit 3 line 0199999, column 2	4,780,797
Exhibit 3 line 0499999, column 2	—
Exhibit 3 line 0599999, column 2	—
Subtotal	4,780,797
Combined total	$20,904,214

(22)	Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2024 were as follows:

	Gross	Net of Loading
Ordinary new business	$11,781	$451
Ordinary renewal business	39,508	23,419
Credit life	102	102
Group life	463	459
Subtotal	51,854	24,431
Premiums due and unpaid	156,688	136,627
Portion of due and unpaid over 90 days	(887)	(887)
Net admitted asset	$207,655	$160,171

(23)	Subsequent Events

Through March 27, 2025, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company’s financial statements.

56

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data
December 31, 2024
(in thousands)

Investment Income Earned:
U.S. Government bonds	$6,160
Other bonds (unaffiliated)	829,061
Bonds of affiliates	—
Preferred stocks (unaffiliated)	4,408
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	15,574
Common stocks of affiliates	—
Mortgage loans	230,739
Real estate	20,806
Premium notes, policy loans and liens	41,788
Cash on hand and on deposit	(384)
Short-term investments	17,161
Other invested assets	51,878
Derivative instruments	3,040
Aggregate write-ins for investment income	(675)
Gross investment income	$1,219,556

Real Estate Owned - Book Value less Encumbrances	$43,402

Mortgage Loans - Book Value:
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	5,777,094
Total mortgage loans	$5,777,094

Mortgage Loans By Standing - Book Value:
Good standing	$5,768,501
Good standing with restructured terms	$8,593
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other Long Term Assets - Statement Value	$1,594,279

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds	$—
Preferred stocks	$—
Common stocks	$546,243

(Continued)

57

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2024
(in thousands)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
Due within one year or less	$2,121,659
Over 1 year through 5 years	5,632,407
Over 5 years through 10 years	4,510,109
Over 10 years through 20 years	3,884,579
Over 20 years	5,928,532
No maturity date	—
Total by maturity	$22,077,286

Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
NAIC 1	$12,792,322
NAIC 2	8,758,243
NAIC 3	502,175
NAIC 4	16,813
NAIC 5	7,733
NAIC 6	—
Total by NAIC designation	$22,077,286

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded	$14,814,206
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed	$7,263,080

Preferred Stocks - Statement Value	$91,795
Common Stocks - Market Value	$971,720
Short-Term Investments and Cash Equivalents - Book Value	$422,667
Options, Caps & Floors Owned - Statement Value	$993,521
Options, Caps & Floors Written and In Force - Statement Value	$(510,443)
Collar, Swap & Forward Agreements Open - Statement Value	$(25,469)
Futures Contracts Open - Current Value	$—
Cash on Deposit	$(69,238)

Life Insurance In Force:
Industrial	$—
Ordinary	$67,229,424
Credit Life	$6,111,919
Group Life	$464,121,116

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$20,962

Life Insurance Policies with Disability Provisions in Force:
Industrial	$—
Ordinary	$173,397
Credit Life	$26,370
Group Life	$858,154,119

58

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2024
(in thousands)

Supplementary Contracts in Force:
Ordinary - Not Involving Life Contingencies:
Amount on Deposit	$149,243
Income Payable	$21,751
Ordinary - Involving Life Contingencies:
Income Payable	$139
Group - Not Involving Life Contingencies:
Amount on Deposit	$57,600
Income Payable	$—
Group - Involving Life Contingencies:
Income Payable	$19,620

Annuities:
Ordinary:
Immediate - Amount of Income Payable	$111,022
Deferred - Fully Paid - Account Balance	$2,453,255
Deferred - Not Fully Paid - Account Balance	$4,844,926
Group:
Immediate - Amount of Income Payable	$384,456
Deferred - Fully Paid - Account Balance	$—
Deferred - Not Fully Paid - Account Balance	$—

Accident and Health Insurance - Premiums In Force:
Ordinary	$—
Group	$378,533
Credit	$64,435

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,412,475
Dividend Accumulations - Account Balance	$38,722

Claim Payments:
Group Accident and Health:
2024	$52,216
2023	$47,633
2022	$9,547
2021	$2,496
2020	$1,668
Prior	$2,236
Other Accident and Health:
2024	$—
2023	$51
2022	$—
2021	$—
2020	$—
Prior	$30
Other Coverages that use Developmental Methods to Calculate Claims Reserves:
2024	$5,061
2023	$5,381
2022	$2,329
2021	$1,259
2020	$735
Prior	$432

See accompanying independent auditors’ report

59

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories
December 31, 2024
(in thousands)

1.)	Total admitted assets (excluding separate accounts):	$33,942,015

2.)	10 Largest exposures to a single issuer/borrower/investment:

Issuer	Amount	Percentage
FNMA - Loan Backed Securities	$630,540	1.9%
Securian Life Insurance Co	$546,243	1.6%
FHLMC - Loan Backed Securities	$482,268	1.4%
Berkshire Hathaway Inc.	$209,472	0.6%
Allied Solutions LLC	$175,400	0.5%
Sempra	$123,055	0.4%
Blue Owl Capital Inc	$116,800	0.3%
Duke Energy Corporation	$105,996	0.3%
Bain Capital LP	$97,825	0.3%
Pfizer Inc.	$97,696	0.3%

3.)	Total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage	Stocks	Amount	Percentage
NAIC-1	$12,792,322	37.7%	P/RP-1	$78,025	0.2%
NAIC-2	$8,758,243	25.8%	P/RP-2	$13,424	0.0%
NAIC-3	$502,175	1.5%	P/RP-3	$—	0.0%
NAIC-4	$16,813	0.0%	P/RP-4	$253	0.0%
NAIC-5	$7,733	0.0%	P/RP-5	$93	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.)	Assets held in foreign investments:

	Amount	Percentage
Total admitted assets held in foreign investments:	$2,214,774	6.5%
Foreign-currency denominated investments of:	$—	0.0%
Insurance liabilities denominated in that same foreign currency:	$—	0.0%

5.)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$2,177,306	6.4%
Countries rated by NAIC-2	$7,667	0.0%
Countries rated by NAIC-3 or below	$29,801	0.1%

(Continued)

60

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2024
(in thousands)

6.)	Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

Sovereign Rating	Country	Amount	Percentage
Countries rated by NAIC-1	Australia	$565,142	1.7%
	United Kingdom	$453,905	1.3%

	Turks And Caicos
Countries rated by NAIC-2	Islands	$5,000	0.0%
	Mauritius	$938	0.0%

Countries rated by NAIC-3 or below	Liberia	$28,000	0.1%
	Guernsey	$1,801	0.0%

7.)	Aggregate unhedged foreign currency exposure:

Amount	Percentage
$98,499	0.3%

8.)	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated by NAIC-1	$97,998	0.3%
Countries rated by NAIC-2	$501	0.0%
Countries rated by NAIC-3 or below	$—	0.0%

9.)	Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

Sovereign Rating	Country	Amount	Percentage
Countries rated by NAIC-1	United Kingdom	$49,370	0.1%
	France	$17,143	0.1%

Countries rated by NAIC-2	Hungary	$501	0.0%
		$—	0.0%
Countries rated by NAIC-3 or below		$—	0.0%
		—	0.0%

10.)	10 Largest non-sovereign foreign issues:

Issuer	NAIC Rating	Amount	Percentage
DCC PLC	2, 2YE	$66,000	0.2%
Futbol Club Barcelona SL	2PL	$65,000	0.2%
Aptiv Holdings Limited	2FE	$60,562	0.2%
CK Hutchison Holdings Ltd	2	$58,341	0.2%
Schwarz Group Gmbh	2	$56,010	0.2%
SA Power Networks	1	$54,462	0.2%
Yara International ASA	2FE	$51,336	0.2%
Vodafone Group Public Limited Company	2FE	$50,590	0.1%
TotalEnergies SE	1	$49,305	0.1%
Entrust	2	$47,000	0.1%

(Continued)

61

MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Investment Risks Interrogatories (Continued)

December 31, 2024

(in thousands)

11.)	There were no admitted assets held in Canadian investments and unhedged Canadian currency exposures that exceeded 2.5% of the Company's total admitted assets.

12.)	There were no admitted assets held in investments with contractual sales restrictions exposures that exceeded 2.5% of the Company's total admitted assets.

13.)	Admitted assets held in the largest 10 equity interests:

Issuer	Amount	Percentage
Securian Life Insurance Co	$546,243	1.6%
Allied Solutions LLC	$175,400	0.5%
Charles River Funds	$51,148	0.2%
Genstar Capital Partners Funds	$43,869	0.1%
Threshold Ventures Funds	$38,790	0.1%
Gridiron Capital Funds	$38,744	0.1%
Lerer Hippeau Funds	$34,705	0.1%
AEA Investors LP Funds	$33,878	0.1%
PA Co-Investment Funds	$32,822	0.1%
Auquiline Funds	$25,134	0.1%

14.)	Admitted assets held in nonaffiliated, privately place equities:

	Amount	Percentage
Aggregate statement value of investments held in nonaffiliated privately placed equities	$1,147,982	3.4%

3 Largest investments held in nonaffiliated, privately placed	Amount	Percentage
Charles River Funds	$51,148	0.2%
Genstar Capital Partners Funds	$43,869	0.1%
Threshold Ventures Funds	$38,790	0.1%

10 Largest fund managers	Total Invested	Diversified	Non- Diversified
Dreyfus Treasury Obligations Cash
Management	$178,154	$178,154	$—
BlackRock Funds	$79,140	$43,161	$35,979
Charles River Funds	$51,148	$—	$51,148
Invesco Funds	$48,194	$48,194	$—
Genstar Capital Partners Funds	$43,869	$—	$43,869
Charles Schwab Corp	$43,193	$43,193	$—
Threshold Ventures Funds	$38,790	$—	$38,790
Gridiron Capital Funds	$38,744	$—	$38,744
Carlyle Tactical Private Credit Fund	$35,450	$35,450	$—
Lerer Hippeau Funds	$34,705	$—	$34,705

(Continued)

62

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2024
(in thousands)

15.)	There were no admitted assets held in general partnership interests that exceeded 2.5% of the Company's total admitted assets

16.)	Admitted assets held in mortgage loans:

10 Largest Annual Statement Schedule B aggregate mortgage interests:

Issuer	Type	Amount	Percentage
IRET Apartment Portfolio	Commercial	$54,900	0.2%
Massry Portfolio	Commercial	$54,149	0.2%
Hudson Square South Apartments	Commercial	$47,500	0.1%
Meritex-Atlanta	Commercial	$41,948	0.1%
Wilshire Union Shopping Center	Commercial	$40,339	0.1%
Colonnade at Union Mill	Commercial	$38,000	0.1%
Towers of Colonie Apartments	Commercial	$34,635	0.1%
The Westchester Shopping Center	Commercial	$32,671	0.1%
Wharton Industrial Portfolio	Commercial	$32,428	0.1%
Glenpointe East & Atrium	Commercial	$30,110	0.1%

Admitted assets held in the following categories of mortgage loans:

Category	Amount	Percentage
Construction loans	$—	0.0%
Mortgage loans over 90 days past due	$—	0.0%
Mortgage loans in the process of foreclosure	$—	0.0%
Mortgage loans foreclosed	$—	0.0%
Restructured mortgage loans	$8,593	0.0%

17.)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
Above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91% to 95%	$—	0.0%	$8,593	0.0%	$—	0.0%
81% to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71% to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$5,768,501	17.0%	$—	0.0%

18.)	There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A.

(Continued)

63

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2024
(in thousands)

19.)	There were no admitted assets held in investments held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20.)	Total admitted assets subject to the following types of agreements:

			At End of Each Quarter
Agreement Type	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$—	0.0%	$—	$—	$—
Repurchase	$—	0.0%	$—	$—	$—
Reverse repurchase	$—	0.0%	$—	$—	$—
Dollar repurchase	$—	0.0%	$—	$—	$—
Dollar reverse repurchase	$—	0.0%	$—	$—	$—

21.)	Warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$—	0.0%	$—	$—
Income generation	$—	0.0%	$—	$—
Other	$—	0.0%	$—	$—

22.)	Potential exposure for collars, swaps and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$1,492	0.0%	$1,967	$1,352	$1,616
Income generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$3,544	0.0%	$1,064	$2,074	$2,047

23.)	Potential exposure for future contracts:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$44,865	0.1%	$31,298	$30,084	$39,279
Income generation	$—	0.0%	$—	$—	$—
Replications	$—	0.0%	$—	$—	$—
Other	$—	0.0%	$—	$—	$—

See accompanying independent auditors’ report

64

MINNESOTA LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2024

Investment Categories	Gross Investment Holdings		Admitted Assets
Long-term bonds
US governments	$286,852	0.87%	$286,852	0.87%
All other governments	—	—%	—	—%
US states, territories and possessions, etc. guaranteed	327	—%	327	—%
US political subdivisions of states, territories, and possessions, guaranteed	3,746	0.01%	3,746	0.01%
US special revenue and special assessment obligations, etc. non-guaranteed	1,425,831	4.33%	1,425,831	4.33%
Industrial and miscellaneous	20,108,385	61.10%	20,108,385	61.12%
Hybrid securities	14,355	0.05%	14,355	0.04%
Total long-term bonds	$21,839,496	66.36%	$21,839,496	66.37%

Preferred stocks
Industrial and miscellaneous (unaffiliated)	$91,795	0.28%	$91,795	0.28%
Total preferred stocks	$91,795	0.28%	$91,795	0.28%

Common stocks
Industrial and miscellaneous publicly traded (unaffiliated)	$204,274	0.62%	$204,274	0.62%
Industrial and miscellaneous other (unaffiliated)	25,564	0.08%	25,564	0.08%
Parents, subsidiaries and affiliates other	546,253	1.66%	546,243	1.66%
Mutual funds	43,297	0.13%	43,297	0.13%
Exchange Traded Funds	152,342	0.46%	152,342	0.46%
Total common stocks	$971,730	2.95%	$971,720	2.95%

Mortgage loans
Commercial mortgages	$5,777,094	17.55%	$5,777,094	17.56%
Valuation allowance	—	—%	—	—%
Total mortgage loans	$5,777,094	17.55%	$5,777,094	17.56%

Real estate
Properties occupied by the company	$43,402	0.13%	$43,402	0.13%
Total real estate	$43,402	0.13%	$43,402	0.13%

Cash, cash equivalents and short-term investments
Cash	$(69,239)	(0.21)%	$(69,239)	(0.21)%
Cash equivalents	422,668	1.29%	422,668	1.29%
Short-term investments	—	—%	—	—%
Total cash, cash equivalents and short-term investments	$353,429	1.08%	$353,429	1.08%

Policy loans	$1,144,714	3.48%	$1,140,199	3.47%

Derivatives	$1,000,352	3.04%	$1,000,352	3.04%

Other invested assets	$1,600,295	4.86%	$1,594,278	4.85%

Receivable for securities	$89,599	0.27%	$89,597	0.27%

Total invested assets	$32,911,906	100.00%	$32,901,362	100.00%

See accompanying independent auditors’ report

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MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Reinsurance Risks Interrogatories
December 31, 2024

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes   ☐   No   ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes   ☐   No   ☐   N/A   ☒

2.	Has Minnesota Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes   ☒   No   ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply:	1

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes   ☐   No   ☐   N/A   ☒

N/A as the reinsurance contract did not result in a reinsurance credit.

3.	Does Minnesota Life Insurance Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses to be made less frequently than quarterly;
b.	Provisions that permit settlements to be made less frequently than quarterly;
c.	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
d.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes   ☐   No   ☒

(Continued)

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MINNESOTA LIFE INSURANCE COMPANY

Schedule of Supplemental Reinsurance Risks Interrogatories (Continued)

December 31, 2024

4.	Has Minnesota Life Insurance Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract	Response:	Identify reinsurance contract(s)	Has the insured event(s) triggering contract cover been recognized
Assumption reinsurance – new for the reporting period	Yes ☐ No		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No		Yes ☐ No ☐ N/A ☒

5.	Has Minnesota Life Insurance Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes   ☐   No   ☒   N/A   ☐

a.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes   ☐    No   ☒   N/A   ☐

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

See accompanying independent auditors’ report

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